UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 45.6%
Consumer Discretionary — 4.9%
Aaron’s#	2,425	$63
Asbury Automotive Group*	3,700	46
AutoZone*#	1,100	162
Buckle#	4,030	107
Cabela’s, Cl A*#	7,800	125
Cablevision Systems	28,894	646
California Pizza Kitchen*#	5,900	83
Cheesecake Factory*	6,400	118
Chico’s FAS*	7,300	93
Coach	8,300	235
Cracker Barrel Old Country Store#	1,800	51
Dana Holding*	10,200	53
Deckers Outdoor*#	3,720	254
Discovery Communications, Cl A*	16,700	433
Furniture Brands International*	10,800	60
Gander Mountain*#	16,808	95
Gap	18,448	363
Jones Apparel Group	4,500	70
Kohl’s*	5,200	268
McDonald’s	3,650	205
National CineMedia	6,825	102
National Presto Industries	700	59
Penn National Gaming*	7,740	226
priceline.com*#	1,950	300
Ross Stores#	6,350	296
Ruby Tuesday*	14,850	108
Snap-On#	3,050	114
Sonic*#	13,470	154
Spartan Motors#	5,775	31
Stage Stores	9,600	128
Steak N Shake*	10,400	109
Strayer Education#	830	175
Target	5,360	252
Time Warner	23,462	655
Time Warner Cable*#	9,170	339
Tractor Supply*#	5,900	278
Viacom, Cl B*	9,700	243
WMS Industries*#	1,225	52
Wolverine World Wide	3,500	87

		7,238

Consumer Staples — 4.3%
Campbell Soup#	10,579	332
Chattem*#	3,440	211
Coca-Cola	9,750	475
Colgate-Palmolive	6,260	455
Corn Products International	4,810	143
Diamond Foods	2,825	79
Flowers Foods#	2,075	49
General Mills	7,550	451
Kraft Foods, Cl A#	10,284	291
Kroger	13,790	298
Lorillard	8,229	599
Nash Finch	6,300	171
PepsiCo#	6,650	377
Philip Morris International	15,700	718
Procter & Gamble	10,015	542
SUPERVALU#	10,370	149
Wal-Mart Stores	18,153	923

		6,263

Energy — 4.4%
Alon USA Energy#	9,760	92
Anadarko Petroleum#	8,058	426
Apache	4,021	342
ATP Oil & Gas*#	15,030	168
Atwood Oceanics*#	5,940	169
Bolt Technology*#	7,900	93
Cal Dive International*	7,600	79
Chevron	16,014	1,120
ConocoPhillips	11,817	532
Contango Oil & Gas*	1,300	58
Duncan Energy Partners LP	9,100	165
Encore Acquisition*#	4,190	158
EOG Resources	1,800	130
ExxonMobil	22,425	1,551
Genesis Energy LP#	13,650	213
Noble	6,200	217
Oil States International*	4,980	147
Schlumberger#	4,000	225
Targa Resources Partners LP#	4,100	69
Western Refining*#	6,000	36
XTO Enegy	9,800	378

		6,368

Financials — 6.7%
Advance America Cash Advance Centers	22,450	129
Affiliated Managers Group*#	4,640	303
Allstate	10,690	314
AMERISAFE*	3,150	54
Anworth Mortgage Asset REIT	20,550	154
Ashford Hospitality Trust REIT#	26,250	81
Bank of America	24,489	431
Bank of the Ozarks#	9,160	228
Beneficial Mutual Bancorp*#	9,000	80
Charles Schwab	12,500	226
Chubb	5,294	261
CNA Surety*#	6,600	105
Community Trust Bancorp	1,650	44
eHealth*#	5,600	104
Fifth Street Finance	7,700	79
Franklin Resources	2,500	233
Getty Realty REIT	3,000	71
Glacier Bancorp#	15,070	225
Goldman Sachs Group	5,644	934
Great Southern Bancorp#	5,500	116
HRPT Properties Trust REIT	22,850	148
Invesco	26,249	545
Investment Technology Group*	2,340	58
JPMorgan Chase	27,660	1,202
Knight Capital Group, Cl A*	5,900	119
LTC Properties REIT	2,100	54
Meadowbrook Insurance Group	21,950	175
Morgan Stanley#	13,894	402
NASDAQ OMX Group*	17,865	392
NYSE Euronext#	10,611	301
Pinnacle Financial Partners*#	11,160	168
Portfolio Recovery Associates*#	7,990	351
Prosperity Bancshares#	4,560	157
PS Business Parks REIT	1,725	91
RLI	1,090	58
Signature Bank*	1,200	36
Tower Group#	1,625	39
Travelers#	9,205	464

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Financials — continued
UMB Financial	2,250	$90
Urstadt Biddle Properties, Cl A REIT	3,300	51
Valley National Bancorp#	9,055	106
Wells Fargo	20,725	570
Wintrust Financial#	3,700	102

		9,851

Healthcare — 6.7%
Abbott Laboratories	6,110	276
Align Technology*#	4,600	62
Allergan#	4,550	254
Allion Healthcare*	16,050	113
Allscripts-Misys Healthcare Solutions#	6,600	98
Amgen*	4,100	245
AmSurg*#	3,100	63
Atrion#	600	82
Baxter International	11,990	682
Bio-Rad Laboratories, Cl A*	825	71
Bio-Reference Labs*#	4,980	165
Bristol-Myers Squibb#	28,739	636
Catalyst Health Solutions*#	6,970	199
Celgene*	4,050	211
Charles River Laboratories International*	3,710	128
Computer Programs & Systems	1,600	62
Cubist Pharmaceuticals*#	5,830	121
DENTSPLY International#	7,750	261
Forest Laboratories*	7,350	215
Gilead Sciences*	7,250	327
Greatbatch*	6,400	138
Harvard Bioscience*	38,200	129
Healthspring*	4,100	54
Isis Pharmaceuticals*#	3,400	55
Johnson & Johnson	4,300	260
Medco Health Solutions*#	5,050	279
Merck#	22,015	714
Merit Medical Systems*#	9,900	179
Neogen*#	1,700	48
NuVasive*#	6,490	260
Par Pharmaceutical*	11,150	228
Pfizer#	46,942	784
PharMerica*#	8,800	176
Quest Diagnostics	5,450	294
Repligen*	18,150	91
St. Jude Medical*	9,550	368
Thermo Fisher Scientific*	6,250	283
Universal American*	5,000	46
Universal Health Services, Cl B#	1,000	59
Varian*	2,900	149
Wyeth	14,210	680
Zimmer Holdings*	5,425	257

		9,802

Industrials — 4.8%
3M	6,370	459
AAR*#	21,230	361
Aecom Technology*	6,950	190
Apogee Enterprises#	3,575	47
Applied Signal Technology	2,650	67
BE Aerospace*#	18,620	319
Curtiss-Wright#	3,520	115
EMCOR Group*	9,190	213
EnergySolutions	10,800	96
EnerSys*	3,600	72
Esterline Technologies*	5,770	178
Gardner Denver*	2,100	68
General Electric	47,849	665
Griffon*	10,400	110
H&E Equipment Services*	18,750	188
Harsco	3,520	110
Houston Wire & Cable#	15,770	182
ICF International*#	8,220	225
IDEX#	10,680	282
ITT	6,950	348
Joy Global#	5,483	213
Kforce*	4,200	47
MasTec*#	5,700	54
Regal-Beloit#	2,350	107
Rockwell Automation#	5,550	232
Saia*	8,000	142
Shaw Group (The)*	3,300	97
Stanley*#	2,100	54
Stericycle*#	4,900	243
Terex*#	7,960	131
Union Pacific	6,700	401
United Parcel Service, Cl B#	6,181	330
United Technologies#	8,560	508
Watson Wyatt Worldwide, Cl A	1,925	84
Werner Enterprises#	3,100	54

		6,992

Information Technology — 9.8%
3Com*	17,550	76
3PAR*#	6,100	54
Advanced Energy Industries*	5,600	59
Amphenol, Cl A	6,100	213
ANSYS*#	4,710	166
Apple*#	6,680	1,124
Applied Materials#	18,976	250
Arris Group*#	7,400	98
Benchmark Electronics*	6,030	99
BigBand Networks*#	8,800	34
Broadcom, Cl A*#	9,000	256
Brocade Communications Systems*	31,150	225
Ciber*	6,725	26
Cirrus Logic*	32,500	161
Cisco Systems*	38,290	827
Comtech Telecommunications*	7,080	241
Corning#	19,150	289
Daktronics#	12,450	101
Digital River*#	5,560	196
Dolby Laboratories, Cl A*#	11,550	451
EMC*#	34,045	541
ePlus*	3,500	55
FactSet Research Systems#	3,920	216
Google, Cl A*	1,325	612
Harmonic*	9,500	63
Integrated Device Technology*	15,750	108
Intel	31,400	638
Intellon*	21,350	107
International Business Machines#	8,850	1,045
j2 Global Communications*#	7,810	167
Kopin*	24,950	96
Lawson Software*	9,800	60
Mastercard#	1,250	253
MAXIMUS	1,800	75

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Information Technology — continued
McAfee*#	6,789	$270
Microsoft	37,045	913
Oracle	30,000	656
OSI Systems*	10,830	183
Palm*#	6,000	80
Plantronics	2,800	67
QUALCOMM	13,100	608
Rackspace Hosting*	5,250	68
Rofin-Sinar Technologies*#	6,790	154
Symantec*	21,987	332
Synopsys*	10,000	212
TeleCommunication Systems*	7,660	58
TeleTech Holdings*	9,700	166
THQ*	11,550	64
Trimble Navigation*#	6,850	174
TriQuint Semiconductor*	19,650	144
Tyler Technologies*	18,070	275
ValueClick*	3,700	38
Viasat*	4,500	109
Virtusa*	5,400	54
Visa, Cl A	3,800	270
Yahoo!*	29,690	434

		14,311

Materials — 1.7%
AK Steel Holding	5,680	116
AptarGroup#	2,870	99
Balchem#	7,050	176
Buckeye Technologies*	23,430	236
Celanese	11,850	302
Compass Minerals International#	3,240	172
Crown Holdings*	9,500	236
E.I. DuPont de Nemours#	11,531	368
Freeport-McMoRan Copper & Gold#	4,450	280
Omnova Solutions*	30,150	142
Owens-Illinois*	6,900	234
Universal Stainless & Alloy*	6,320	113

		2,474

Telecommunication Services — 1.2%
American Tower, Cl A*	7,300	231
AT&T	33,987	885
USA Mobility*#	4,200	54
Verizon Communications#	18,010	559

		1,729

Utilities — 1.1%
Avista#	6,300	123
Exelon	8,217	411
Ferrellgas Partners LP#	3,175	66
FPL Group#	6,765	380
NorthWestern#	6,400	154
NRG Energy*#	6,310	169
PNM Resources#	10,850	127
UGI	9,130	233

		1,663

Total Domestic Common Stocks (Cost $64,148)		66,691

PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	13,500	27
Freddie Mac	6,900	15

Total Preferred Stocks (Cost $375)		42

FOREIGN COMMON STOCKS — 9.4%
Consumer Discretionary — 0.6%
Compass Group PLC (United Kingdom)	28,340	150
Gildan Activewear (Canada)*#	6,420	132
Hennes & Mauritz AB, Cl B (Sweden)	1,500	83
Jupiter Telecommunications (Japan)	80	70
Li & Fung (Hong Kong)	15,334	51
Li Ning (China)	30,542	85
LVMH Moet Hennessy Louis Vuitton SA (France)	1,040	100
New Oriental Education & Technology Group, ADR (China)*#	510	36
Nitori (Japan)	1,911	147
Rational AG (Germany)	500	66

		920

Consumer Staples — 0.7%
Diageo PLC, ADR (United Kingdom)	760	47
Hengan International Group (Hong Kong)	5,489	30
Imperial Tobacco Group PLC (United Kingdom)	3,130	88
Koninklijke Ahold (Netherlands)	6,990	82
Nestle SA (Switzerland)	4,680	195
Reckitt Benckiser Group PLC (United Kingdom)	3,493	162
Tesco PLC (United Kingdom)	17,541	107
Wilmar International (Singapore)	45,232	205
Woolworths (Australia)	4,692	111

		1,027

Energy — 1.2%
BG Group PLC (United Kingdom)	12,263	201
BP PLC, ADR (United Kingdom)#	9,022	464
Cairn Energy PLC (United Kingdom)*	3,172	129
Fugro NV (Netherlands)	2,000	108
Paladin Energy (Australia)*	15,300	60
Petroleo Brasileiro SA, ADR (Brazil)	10,375	411
Teekay Offshore Partners LP (Bahamas)	4,650	65
Transocean (Switzerland)*	2,816	214
WorleyParsons (Australia)	5,247	126

		1,778

Financials — 1.9%
Azimut Holding SpA (Italy)	8,000	93
BinckBank NV (Netherlands)	5,500	86
China Overseas Land & Investment (Hong Kong)	39,067	79
Credit Suisse Group AG, ADR (Switzerland)#	2,510	128
E-House China Holdings, ADR (China)*	12,080	230
FirstService (Canada)*#	15,832	255
Hong Kong Exchanges and Clearing (Hong Kong)	2,920	51
HSBC Holdings PLC, ADR (United Kingdom)	2,100	113
ICAP PLC (United Kingdom)	8,820	61
IG Group Holdings PLC (United Kingdom)	13,810	79
IRF European Finance Investments (Bermuda) (A)	31,579	52
Lazard, Cl A (Bermuda)	15,360	597
Maiden Holdings (Bermuda)#	13,650	104

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Financials — continued
Midland Holdings (Hong Kong)	50,220	$36
Mitsubishi UFJ Financial Group, ADR (Japan)	14,207	90
Montpelier Re Holdings (Bermuda)#	19,640	316
National Bank of Greece SA (Greece)*	2,261	71
Ping An Insurance Group, Cl H (China)	8,770	66
Seven Bank (Japan)#	23	58
Standard Chartered PLC (United Kingdom)	7,820	177

		2,742

Healthcare — 1.1%
Actelion (Switzerland)*	1,913	111
Cochlear (Australia)	3,960	188
Crucell NV, ADR (Netherlands)*#	1,870	41
CSL (Australia)	3,637	99
DiaSorin SpA (Italy)	3,270	103
Fisher & Paykel Healthcare (New Zealand)	33,414	74
ICON, ADR (Ireland)*	1,900	41
Lonza Group AG (Switzerland)	711	70
Novo Nordisk A/S, ADR (Denmark)#	1,980	121
QIAGEN NV (Netherlands)*	2,980	61
Roche Holdings AG (Switzerland)	2,186	348
Shionogi (Japan)	3,180	78
Sonova Holding AG (Switzerland)	950	91
Teva Pharmaceutical Industries, ADR (Israel)	3,771	194

		1,620

Industrials — 1.1%
ABB, ADR (Switzerland)*	30,385	583
Capita Group PLC (United Kingdom)	7,810	86
China High Speed Transmission Equipment Group (China)	55,240	119
China Yuchai International (Singapore)*	12,200	106
Fanuc (Japan)	614	50
Intertek Group PLC (United Kingdom)	3,850	76
Kurita Water Industries (Japan)	2,819	94
Mitsubishi (Japan)	4,233	86
Ultra Electronics Holdings PLC (United Kingdom)	2,930	60
UTi Worldwide (Virgin Islands (British))*	4,000	51
Vestas Wind Systems A/S (Denmark)*#	2,622	188
Zhuzhou CSR Times Electric (China)	66,370	113

		1,612

Information Technology — 1.0%
ARM Holdings PLC, ADR (United Kingdom)	16,600	105
Autonomy PLC (United Kingdom)*	7,320	154
Gree (Japan)	700	62
HTC (Taiwan)	201	2
Kakaku.com (Japan)	13	49
Mellanox Technologies (Israel)*	7,400	101
Ness Technologies (Israel)*	11,150	67
Nintendo (Japan)	626	170
Opera Software ASA (Norway)	33,758	126
SAP AG, ADR (Germany)#	2,270	111
Temenos Group AG (Switzerland)*#	9,350	188
Tencent Holdings (China)	14,203	211
Wirecard AG (Germany)	10,167	107

		1,453

Materials — 1.5%
Antofagasta PLC (United Kingdom)	8,600	106
ArcelorMittal (Luxembourg)#	6,865	245
Barrick Gold (Canada)#	10,550	366
BHP Billiton, ADR (Australia)#	4,329	270
Kuraray (Japan)	4,181	46
Lihir Gold, ADR (Pagua New Guinea)*#	3,210	74
Methanex (Canada)#	11,360	203
Northgate Minerals (Canada)*	74,910	168
Syngenta AG, ADR (Switzerland)	4,391	206
Thompson Creek Metals (Canada)*#	15,075	173
Vale SA, ADR (Brazil)	7,869	151
Zijin Mining Group, Cl H (China)	231,177	193

		2,201

Telecommunication Services — 0.1%
Cable & Wireless PLC (United Kingdom)	36,000	87
MTN Group (South Africa)	3,976	65

		152

Utilities — 0.2%
Red Electrica SA (Spain)	2,900	136
Scottish & Southern Energy PLC (United Kingdom)	5,142	94

		230

Total Foreign Common Stocks (Cost $13,709)		13,735

EXCHANGE TRADED FUNDS — 15.0%
iShares MSCI EAFE Value Index Fund#	226,900	11,241
iShares MSCI Emerging Markets Index Fund#	114,367	4,038
S&P Depository Receipt, Trust Series 1	25,124	2,577
Vanguard Emerging Markets#	116,194	4,071

Total Exchange Traded Funds (Cost $24,475)		21,927

FOREIGN EQUITY CERTIFICATES — 0.2%
Information Technology — 0.1%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (B)	1,431	120

Telecommunication Services — 0.1%
Bharti Airtel (India), Issued by ABN Amro, Expires 06/30/11 (B)	13,596	117

Total Foreign Equity Certificates (Cost $121)		237

	Par (000)
ASSET BACKED SECURITIES — 3.2%
Automotive — 1.5%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	$989	1,013
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	500	525
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	392	399

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	$204	$208

		2,145

Credit Cards — 0.8%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	785	804
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	385	393

		1,197

Utilities — 0.9%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	600	656
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	565	648

		1,304

Total Asset Backed Securities (Cost $4,440)		4,646

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,331
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	1,035
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	711

Total Collateralized Mortgage Obligations (Cost $2,856)		3,077

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	559
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (C)	875	847
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	730	689

Total Commercial Mortgage-Backed Securities (Cost $2,181)		2,095

CORPORATE BONDS — 9.9%
Cable — 0.2%
Cox Communications
4.625%, 06/01/13	115	119
Time Warner Cable
5.850%, 05/01/17	145	152

		271

Consumer Staples — 0.1%
Delhaize Group SA
5.875%, 02/01/14	140	149

Energy — 1.0%
Anadarko Petroleum
8.700%, 03/15/19	100	118
ConocoPhillips
5.750%, 02/01/19	175	192
Energy Transfer Partners LP
5.950%, 02/01/15	125	132
EQT
8.125%, 06/01/19	125	140
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	190	205
Nexen
5.875%, 03/10/35	175	154
Petro-Canada
6.050%, 05/15/18	195	202
Sunoco
9.625%, 04/15/15#	120	141
XTO Energy
5.750%, 12/15/13	165	178

		1,462

Financials — 3.1%
American Express
8.150%, 03/19/38	210	242
Ameriprise Financial
7.300%, 06/28/19	140	154
Bank of America (MTN)
5.650%, 05/01/18#	160	155
Barclays Bank PLC
6.750%, 05/22/19	125	137
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	140	143
Citigroup
5.125%, 05/05/14	375	361
Credit Suisse NY
5.500%, 05/01/14	110	118
General Electric Capital (MTN)
5.875%, 01/14/38	755	670
Goldman Sachs Group
5.950%, 01/18/18	265	276
International Lease Finance (MTN)
5.625%, 09/15/10	135	127
JPMorgan Chase
6.000%, 01/15/18	310	333
JPMorgan Chase Capital XV
5.875%, 03/15/35	255	219
Marsh & McLennan
9.250%, 04/15/19#	125	154
Merrill Lynch (MTN)
6.875%, 04/25/18	335	342
MetLife
7.717%, 02/15/19#	115	134
Morgan Stanley
5.300%, 03/01/13#	110	115
6.000%, 05/13/14#	125	133
Principal Financial Group
8.875%, 05/15/19	125	143
Prudential Financial (MTN)
7.375%, 06/15/19	145	158

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Wachovia Capital Trust III
5.800%, 03/15/42 (C)	$260	$168
Westpac Banking
4.200%, 02/27/15	210	211

		4,493

Food, Beverage & Tobacco — 0.1%
Anheuser-Busch Worldwide
7.750%, 01/15/19 (B)	125	146

Industrials — 0.3%
CRH America
8.125%, 07/15/18	160	172
Ingersoll-Rand Global Holding
9.500%, 04/15/14	120	141
Koninklijke Philips Electronics NV
6.875%, 03/11/38	150	172

		485

Real Estate Investment Trusts — 0.2%
AMB Property LP (MTN)
6.300%, 06/01/13	150	146
Realty Income
6.750%, 08/15/19	155	151

		297

Retail — 0.5%
AutoZone
6.500%, 01/15/14	145	156
Home Depot
5.875%, 12/16/36	140	135
Staples
9.750%, 01/15/14	125	147
TJX
6.950%, 04/15/19	105	123
Wal-Mart Stores
5.250%, 09/01/35	170	169

		730

Technology — 0.1%
International Business Machines
7.625%, 10/15/18	100	123
KLA-Tencor
6.900%, 05/01/18	100	102

		225

Telecommunications — 0.8%
AT&T
6.550%, 02/15/39#	120	131
British Telecommunications PLC
8.625%, 12/15/10	140	151
Deutsche Telekom International Finance BV
6.000%, 07/08/19#	100	108
GTE
6.940%, 04/15/28	300	321
Telecom Italia Capital SA
6.999%, 06/04/18	125	138
Verizon Wireless Capital LLC
5.550%, 02/01/14# (B)	250	270

		1,119

Transportation — 0.1%
ERAC USA Finance
6.375%, 10/15/17 (B)	100	98

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.7%
Bank of America (TLGP) (FDIC)
3.125%, 06/15/12#	250	260
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	490	506
General Electric Capital (TLGP) (FDIC)
1.625%, 01/07/11#	265	267
3.000%, 12/09/11#	285	295
2.125%, 12/21/12#	1,095	1,101
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11#	145	146
3.625%, 08/01/12#	90	92
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12#	120	122
2.125%, 12/26/12#	1,100	1,111
State Street (TLGP) (FDIC)
2.150%, 04/30/12	15	15

		3,915

Utilities — 0.7%
Appalachian Power
4.950%, 02/01/15	165	171
Baltimore Gas & Electric
6.125%, 07/01/13	205	221
Bruce Mansfield Unit
6.850%, 06/01/34	99	83
Dominion Resources
7.000%, 06/15/38	120	140
Midamerican Energy Holdings
6.125%, 04/01/36	150	160
Nisource Finance
6.400%, 03/15/18	175	173
Potomac Electric Power
6.500%, 11/15/37	150	169

		1,117

Total Corporate Bonds (Cost $13,826)		14,507

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 10.8%
Federal National Mortgage Association — 10.7%
7.000%, 06/01/31	9	10
7.000%, 01/01/33	56	61
7.000%, 10/01/33	9	10
6.500%, 12/01/37	1,253	1,343
6.500%, 01/01/38	854	915
6.000%, 09/01/32	30	31
6.000%, 09/01/36	967	1,021
6.000%, 02/01/37	106	112
6.000%, 07/01/37	751	792
6.000%, 09/01/37	565	596
6.000%, 02/01/38	543	573
6.000%, 06/01/38	477	502
6.000%, 09/01/38	612	646
5.500%, 02/01/32	117	122
5.500%, 07/01/33	16	16
5.500%, 12/01/33	238	249

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
5.500%, 05/01/35	$145	$152
5.500%, 12/01/35	53	56
5.500%, 12/01/36	2,678	2,800
5.000%, 06/01/20	371	390
5.000%, 07/01/20	84	88
5.000%, 02/01/21	705	738
5.000%, 09/01/33	39	40
5.000%, 10/01/33	84	87
5.000%, 11/01/33	451	466
5.000%, 08/01/35	37	39
5.000%, 10/01/35	443	456
5.000%, 11/01/35	394	406
5.000%, 12/01/35	350	360
5.000%, 12/01/37	907	932
4.500%, 08/01/20	914	956
4.500%, 10/01/20	414	431
4.500%, 03/01/21	751	786
4.500%, 01/01/23	856	882
4.500%, 09/01/35	448	452

		17,516

Government National Mortgage Association — 0.1%
6.500%, 09/15/28	12	13
6.500%, 07/15/32	21	23
6.500%, 10/15/33	15	16
6.000%, 08/15/32	14	15
6.000%, 02/15/33	69	73
6.000%, 11/15/33	28	30
6.000%, 06/15/35	97	102

		272

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,962)		17,788

U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
Federal National Mortgage Association — 1.0%
Federal National Mortgage Association
1.750%, 03/23/11 (Cost $1,426)	1,415	1,433

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds — 1.9%
5.375%, 02/15/31#	1,105	1,293
4.500%, 02/15/36#	1,480	1,557

		2,850

U.S. Treasury Inflationary Index Bond (TIP) — 1.3%
1.625%, 01/15/18#	1,795	1,827

U.S. Treasury Notes — 3.1%
6.500%, 02/15/10#	2,000	2,057
4.875%, 08/15/16#	285	319
4.250%, 08/15/13#	555	604
2.750%, 02/15/19#	1,155	1,093
1.375%, 04/15/12#	445	446

		4,519

Total U.S. Treasury Obligations (Cost $9,226)		9,196

	Number of Shares
AFFILIATED MONEY MARKET FUND — 5.5%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $8,070)	8,069,951	8,070

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.6% (Cost $161,815)		163,444

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 38.7%
Affiliated Money Market Fund — 18.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	27,217,961	27,218
Institutional Money Market Trust†	330,448	330

		27,548

Money Market Funds — 19.9%
AIM STIT Liquid Assets Portfolio	7,602,686	7,603
Dreyfus Institutional Cash Advantage Fund	5,866,652	5,867
Federated Prime Obligations Fund	2,892,012	2,892
Fidelity Institutional Prime Money Market Portfolio	7,573,698	7,574
JP Morgan Prime Money Market Fund	3,324,484	3,324
RBC Prime Money Market Fund	1,817,836	1,818

		29,078

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $56,626)		56,626

TOTAL INVESTMENTS — 138.3% (Cost $218,441)**		220,070

Other Assets & Liabilities — (38.3)%		(56,056)

TOTAL NET ASSETS — 100.0%		$164,014

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $219,892

Gross unrealized appreciation (000)	$8,704
Gross unrealized depreciation (000)	(8,526)

Net unrealized appreciation (000)	$178

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $55,296.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $52 and represents 0.0% of net assets as of August 31, 2009.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $751 and represents 0.5% of net assets as of August 31, 2009.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2009.

ADR — American Depository Receipt

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DJ Euro Stoxx 50®	15	$497	09/21/09	$83
Nikkei 225®	4	409	09/11/09	20

		$906		$103

Cash in the amount of $78,252 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedule of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$8,070	$—
Domestic Common Stocks	66,691	—
Exchange Traded Funds	21,927	—
Foreign Common Stocks	6,643	—
Futures	—	103
Preferred Stocks	42	—
Short Term Investments Purchased With Collateral From Securities Loaned	56,626	—
Level 2 - Other Significant Observable Inputs
Asset-Backed Securities	4,646	—
Collateralized Mortgage Obligations	3,077	—
Commercial Mortgage-Backed Securities	2,095	—
Corporate Bonds	14,507	—
Foreign Common Stocks	7,092	—
Foreign Equity Certificates	237	—
U.S. Government Agency Mortgage-Backed Obligations	17,788	—
U.S. Government Agency Obligation	1,433	—
U.S. Treasury Obligations	9196	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$220,070	$103

See Notes to Schedules of Investments.

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.1%
Consumer Discretionary — 16.2%
Autoliv (Sweden)#	93,000	$2,982
Barratt Developments PLC (United Kingdom)*	1,865,800	7,414
Bellway PLC (United Kingdom)	366,799	5,254
Christian Dior (France)	41,500	3,855
Compass Group PLC (United Kingdom)	412,740	2,180
Culture Convenience Club (Japan)	168,600	1,246
Duni AB (Sweden)	278,300	1,867
Hennes & Mauritz AB, Cl B (Sweden)	20,100	1,116
Jupiter Telecommunications (Japan)	1,030	897
Li & Fung (Hong Kong)	220,867	734
Li Ning (China)	448,220	1,247
LVMH Moet Hennessy Louis Vuitton SA (France)	15,440	1,481
New Oriental Education & Technology Group, ADR (China)*#	9,420	666
Nitori (Japan)	28,482	2,200
Persimmon PLC (United Kingdom)	685,933	5,454
Rational AG (Germany)	6,630	878
Taylor Wimpey PLC (United Kingdom)*	8,600,065	7,264

		46,735

Consumer Staples — 8.3%
Asahi Breweries (Japan)	180,600	3,134
Diageo PLC, ADR (United Kingdom)	12,590	781
Greencore Group PLC (Ireland)	1,481,667	3,524
Hengan International Group (Hong Kong)	69,815	387
Imperial Tobacco Group PLC (United Kingdom)	49,252	1,381
Koninklijke Ahold (Netherlands)	98,700	1,159
MEIJI Holdings (Japan)*#	73,034	2,985
Nestle SA (Switzerland)	59,250	2,467
Reckitt Benckiser Group PLC (United Kingdom)	51,880	2,399
Tesco PLC (United Kingdom)	242,811	1,478
Wilmar International (Singapore)	564,030	2,562
Woolworths (Australia)	69,514	1,643

		23,900

Energy — 6.1%
BG Group PLC (United Kingdom)	153,007	2,510
Cairn Energy PLC (United Kingdom)*	36,000	1,459
Fugro NV (Netherlands)	27,440	1,481
Paladin Energy (Australia)*	197,400	769
Sasol (South Africa)	74,150	2,796
Technip SA (France)	66,900	4,149
Thai Oil PCL (Thailand)	2,386,300	2,842
WorleyParsons (Australia)	70,110	1,689

		17,695

Financials — 13.6%
Anglo Irish Bank PLC (Ireland)* (A) (B)	435,474	—
Azimut Holding SpA (Italy)	98,000	1,134
Bank of Ireland (Ireland)*	475,770	1,676
BinckBank NV (Netherlands)	73,000	1,141
China Overseas Land & Investment (Hong Kong)	569,098	1,157
Credit Suisse Group AG, ADR (Switzerland)#	31,150	1,585
DnB NOR ASA (Norway)*	158,600	1,628
E-House China Holdings, ADR (China)*	154,400	2,944
Hannover Rueckversicherung AG (Germany)*	64,500	2,842
Hong Kong Exchanges and Clearing (Hong Kong)	37,000	644
HSBC Holdings PLC, ADR (United Kingdom)	26,900	1,450
ICAP PLC (United Kingdom)	130,430	904
IG Group Holdings PLC (United Kingdom)	204,470	1,167
Investor AB, Cl B (Sweden)	159,645	2,977
IRF European Finance Investments (Bermuda) (C)	284,500	464
KBC Groep NV (Belgium)*	18,500	696
Lloyds Banking Group PLC (United Kingdom)*	1,040,740	1,864
Midland Holdings (Hong Kong)	646,000	466
Mitsubishi UFJ Financial Group, ADR (Japan)	185,000	1,173
Muenchener Rueckversicherung AG (Germany)	16,100	2,406
National Bank of Greece SA (Greece)*	34,439	1,082
Ping An Insurance Group, Cl H (China)	113,700	850
Seven Bank (Japan)	380	964
Standard Chartered PLC (United Kingdom)	103,000	2,325
State Bank of India, GDR (India)	38,500	2,749
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	3,159

		39,447

Healthcare — 7.7%
Actelion (Switzerland)*	24,863	1,437
Cochlear (Australia)	30,400	1,445
Crucell NV, ADR (Netherlands)*	24,000	527
CSL (Australia)	47,515	1,291
DiaSorin SpA (Italy)	44,000	1,385
Fisher & Paykel Healthcare (New Zealand)	427,959	953
Lonza Group AG (Switzerland)	8,814	867
Novartis AG (Switzerland)	57,600	2,676
Novo Nordisk A/S, ADR (Denmark)#	27,000	1,647
QIAGEN NV (Netherlands)*#	46,872	963
Roche Holdings AG (Switzerland)	28,614	4,557
Shionogi (Japan)	38,000	929
Sonova Holding AG (Switzerland)	12,100	1,160
Teva Pharmaceutical Industries, ADR (Israel)#	47,604	2,452

		22,289

Industrials — 15.0%
ABB, ADR (Switzerland)*	104,805	2,009
Andritz AG (Austria)	67,700	3,086
Camillo Eitzen (Norway)*	167,583	195
Capita Group PLC (United Kingdom)	106,311	1,175
Cargotec, Cl B (Finland)	114,400	2,601
China High Speed Transmission Equipment Group (China)	814,105	1,756
Demag Cranes AG (Germany)	40,400	1,220
Fanuc (Japan)	9,066	738
Iino Kaiun Kaisha (Japan)	422,000	2,190
Intertek Group PLC (United Kingdom)	49,000	960
Kone Oyj, Cl B (Finland)	115,700	4,033
Konecranes Oyj (Finland)	113,200	3,212
Kurita Water Industries (Japan)	37,634	1,254
Mitsubishi (Japan)	62,894	1,271
Nippon Yusen Kabushiki (Japan)	447,000	1,934
Tognum AG (Germany)	167,600	2,562
Trevi Finanziaria SpA (Italy)	265,841	4,360
Ultra Electronics Holdings PLC (United Kingdom)	36,300	742
Vestas Wind Systems A/S (Denmark)*	34,134	2,450
YIT Oyj (Finland)	284,799	4,083
Zhuzhou CSR Times Electric (China)	846,000	1,441

		43,272

Information Technology — 7.6%
ARM Holdings PLC, ADR (United Kingdom)	210,400	1,336
Autonomy PLC (United Kingdom)*	104,210	2,198

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Gree (Japan)	7,900	$702
HTC (Taiwan)	2,672	27
Infosys Technologies, ADR (India)	19,100	826
Kakaku.com (Japan)	257	961
Nintendo (Japan)	8,715	2,362
Opera Software ASA (Norway)	262,602	976
Samsung Electronics (South Korea)	6,700	4,131
SAP AG, ADR (Germany)#	33,656	1,641
Temenos Group AG (Switzerland)*	122,160	2,461
Tencent Holdings (China)	182,804	2,720
Wirecard AG (Germany)	150,526	1,583

		21,924

Materials — 14.2%
Antofagasta PLC (United Kingdom)	108,700	1,343
BASF (Germany)	65,000	3,397
BHP Billiton, ADR (Australia)#	113,587	7,077
CRH PLC (Ireland)	139,107	3,503
Imerys SA (France)	33,136	1,738
Kuraray (Japan)	54,927	598
Lihir Gold, ADR (Pagua New Guinea)*#	42,000	971
Methanex (Canada)	171,700	3,074
Metorex (South Africa)*	1,170,651	602
Showa Denko KK (Japan)	1,404,000	3,026
Smurfit Kappa Group PLC (Ireland)	488,700	3,851
Solvay SA (Belgium)	27,899	2,942
Symrise AG (Germany)	112,337	1,859
Syngenta AG, ADR (Switzerland)#	57,692	2,707
Vale SA, ADR (Brazil)#	100,453	1,930
Zijin Mining Group, Cl H (China)	3,080,857	2,575

		41,193

Telecommunications — 2.6%
Cable & Wireless PLC (United Kingdom)	478,000	1,149
KDDI (Japan)	419	2,382
MTN Group (South Africa)	54,935	900
SK Telecom (South Korea)	22,200	3,103

		7,534

Utilities — 2.8%
Kansai Electric Power (Japan)	103,000	2,367
Red Electrica SA (Spain)	42,860	2,013
Scottish & Southern Energy PLC (United Kingdom)	76,060	1,381
Tokyo Electric Power (Japan)	89,100	2,321

		8,082

Total Foreign Common Stocks (Cost $297,997)		272,071

FOREIGN EQUITY CERTIFICATES — 1.3%
Information Technology — 0.6%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (D)	21,781	1,829

Telecommunication Services — 0.7%
Bharti Airtel (India), Issued by ABN Amro, Expires 06/30/11 (D)	217,506	1,877

Total Foreign Equity Certificates (Cost $1,461)		3,706

AFFILIATED MONEY MARKET FUND — 5.0%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $14,669)	14,669,211	14,669

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 100.4% (Cost $314,127)		290,446

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 10.5%
Affiliated Money Market Fund — 10.5%
Institutional Money Market Trust† (Cost $30,282)	30,282,026	30,282

TOTAL INVESTMENTS — 110.9% (Cost $344,409)**		320,728

Other Assets & Liabilities — (10.9)%		(31,616)

TOTAL NET ASSETS — 100.0%		$289,112

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $344,493

Gross unrealized appreciation (000)	$32,493
Gross unrealized depreciation (000)	(56,258)

Net unrealized depreciation (000)	$(23,765)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $16,484.
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods determined in good faith by the Board of Trustees.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $464 and represents 0.2% of net assets as of August 31, 2009.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $3,706 and represents 1.3% of net assets as of August 31, 2009.

ADR — American Depository Receipt

Cl — Class

GDR — Global Depository Receipt

PLC — Public Limited Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DJ Euro Stoxx 50®	78	$2,584	09/21/09	$431
Nikkei 225®	28	2,864	09/11/09	139

		$5,448		$570

Cash in the amount of $542,363 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)		Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$14,669		$—
Foreign Common Stocks	34,414		—
Futures	—		570
Short Term Investments Purchased With Collateral From Securities Loaned	30,282		—
Level 2 - Other Significant Observable Inputs
Foreign Common Stocks	237,657		—
Foreign Equity Certificates	3,706		—
Level 3 - Significant Unobservable Inputs	—	(A)	—

Totals	$320,728		$570

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities		Other Financial Instruments
Balance, 05/31/09
Foreign Common Stocks	$—	(A)	$—
Foreign Rights	268		—
Accrued discounts/premiums
Foreign Common Stocks	—		—
Foreign Rights	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)
Foreign Common Stocks	—		—
Foreign Rights	1,080		—
Net purchases (sales)
Foreign Common Stocks	—		—
Foreign Rights	(1,348)		—
Transfers in and/or out of Level 3	—		—

Balance, 08/31/09	$—	(A)	$—

(A)	Value is less than $500. See Notes to Schedules of Investments.

At August 31, 2009, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks and Equity Certificates
United Kingdom	19.2%	$55,568
Japan	12.3	35,634
Switzerland	7.6	21,925
Germany	6.3	18,388
China	4.9	14,200
Finland	4.8	13,928
Australia	4.8	13,915
Ireland	4.3	12,553
Sweden	4.2	12,102
France	3.9	11,222
India	2.5	7,281
South Korea	2.5	7,234
Italy	2.4	6,879
Netherlands	1.8	5,271
South Africa	1.5	4,298
Denmark	1.4	4,097
Belgium	1.3	3,637
Hong Kong	1.2	3,388
Austria	1.1	3,086
Canada	1.1	3,074
Thailand	1.0	2,842
Norway	1.0	2,800
Singapore	0.9	2,562
Israel	0.8	2,452
Spain	0.7	2,014
Brazil	0.7	1,930
Greece	0.4	1,082
Pagua New Guinea	0.3	971
New Zealand	0.3	953
Bermuda	0.2	464
Taiwan	0.0	27

Total Foreign Common Stocks and Equity Certificates	95.4	275,777
Affiliated Money Market Fund	5.0	14,669

Total Investments Before Collateral for Loaned Securities	100.4	290,446
Short Term Investments Purchased with Collateral from Securities Loaned	10.5	30,282

Total Investments	110.9	320,728
Other Assets and Liabilities	(10.9)	(31,616)

Net Assets	100.0%	$289,112

See Notes to Schedules of Investments.

Allegiant Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

August 31 , 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 98.7%
Consumer Discretionary — 9.1%
AutoZone*	870	$128
Coach	5,530	157
Discovery Communications, Cl A*#	9,310	241
Dollar Tree*	3,480	174
Home Depot	6,580	180
Kohl’s*	3,710	191
NIKE, Cl B	3,070	170
Ross Stores#	3,970	185
Viacom, Cl B*	6,240	156

		1,582

Consumer Staples — 10.4%
Clorox#	3,750	221
Coca-Cola	5,760	281
Colgate-Palmolive	4,330	315
General Mills	2,550	152
PepsiCo	5,500	312
Procter & Gamble	4,100	222
Wal-Mart Stores	5,890	300

		1,803

Energy — 11.6%
Apache	4,100	348
ExxonMobil	8,100	560
Noble	5,710	200
Occidental Petroleum	4,380	320
Schlumberger	2,520	142
Talisman Energy	10,290	165
XTO Enegy	7,430	287

		2,022

Financials — 12.9%
Chubb	3,960	196
Goldman Sachs Group	2,980	493
Hudson City Bancorp	13,550	178
JPMorgan Chase	12,720	553
State Street	5,780	303
T. Rowe Price Group#	3,710	168
Wells Fargo	12,700	349

		2,240

Healthcare — 13.7%
Allergan	4,380	245
Amgen*	2,630	157
Baxter International	4,940	281
Becton Dickinson	2,350	164
Bristol-Myers Squibb	5,620	124
Johnson & Johnson	7,140	431
McKesson	3,830	218
Medco Health Solutions*	4,040	223
Pfizer#	9,180	153
St. Jude Medical*	4,380	169
UnitedHealth Group	8,140	228

		2,393

Industrials — 9.4%
3M	2,370	171
Aecom Technology*	4,380	120
CSX	4,450	189
ITT	5,070	254
Rockwell Automation#	4,090	171
Union Pacific	4,500	269
United Technologies	2,940	175
URS*	3,060	132
W.W. Grainger#	1,700	149

		1,630

Information Technology — 21.7%
Amphenol, Cl A	5,500	192
Apple*	3,300	555
Broadcom, Cl A*#	5,920	169
Cisco Systems*	11,680	252
Dolby Laboratories, Cl A*	4,600	180
eBay*#	7,650	169
Google, Cl A*	800	369
Intel	8,900	181
International Business Machines	2,340	276
Mastercard#	1,590	322
Microsoft	12,180	300
Oracle	22,840	500
QUALCOMM	6,670	310

		3,775

Materials — 5.1%
Celanese	6,380	163
Freeport-McMoRan Copper & Gold#	2,900	182
International Paper	8,430	194
Lubrizol	2,830	180
Owens-Illinois*	5,050	171

		890

Telecommunication Services — 2.4%
American Tower, Cl A*	5,210	165
AT&T	9,800	255

		420

Utilities — 2.4%
FPL Group	2,710	152
Wisconsin Energy	5,750	262

		414

Total Domestic Common Stocks (Cost $16,274)		17,169

EXCHANGE TRADED FUND — 0.9%
S&P Depository Receipt, Trust Series 1 (Cost $135)	1,480	152

AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $66)	65,636	66

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $16,475)		17,387

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 9.8%
Affiliated Money Market Fund — 4.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	824,107	$824

Money Market Funds — 5.1%
AIM STIT Liquid Assets Portfolio	230,195	230
Dreyfus Institutional Cash Advantage Fund	177,631	178
Federated Prime Obligations Fund	87,565	88
Fidelity Institutional Prime Money Market Portfolio	229,317	229
JP Morgan Prime Money Market Fund	100,659	101
RBC Prime Money Market Fund	55,041	55

		881

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $1,705)		1,705

TOTAL INVESTMENTS — 109.8% (Cost $18,180)**		19,092

Other Assets & Liabilities — (9.8)%		(1,708)

TOTAL NET ASSETS — 100.0%		$17,384

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $21,947.

Gross unrealized appreciation (000)	$—
Gross unrealized depreciation (000)	(2,855)

Net unrealized depreciation (000)	$(2,855)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,665.

Cl — Class

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$66	$—
Domestic Common Stocks	17,169	—
Exchange Traded Fund	152	—
Short Term Investments Purchased With Collateral From Securities Loaned	1,705	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$19,092	$—

See Notes to Schedules of Investments.

Allegiant Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)

DOMESTIC COMMON STOCKS — 97.4%
Consumer Discretionary — 9.9%
AutoZone*#	5,400	$795
Coach	40,800	1,154
Discovery Communications, Cl A*	82,800	2,146
Kohl’s*	25,700	1,326
McDonald’s	17,900	1,007
priceline.com*#	9,700	1,494
Ross Stores#	31,500	1,469
Target	26,560	1,248
Viacom, Cl B*	47,600	1,192

		11,831

Consumer Staples — 13.6%
Coca-Cola	48,300	2,356
Colgate-Palmolive	30,949	2,250
General Mills	37,400	2,234
PepsiCo	33,000	1,870
Philip Morris International	77,700	3,552
Procter & Gamble	19,100	1,033
Wal-Mart Stores	58,600	2,981

		16,276

Energy — 4.7%
ExxonMobil	22,800	1,577
Noble	30,400	1,065
Schlumberger	19,700	1,107
XTO Enegy	48,500	1,872

		5,621

Financials — 3.6%
Charles Schwab	62,000	1,120
Franklin Resources	12,400	1,157
Goldman Sachs Group	12,500	2,068

		4,345

Healthcare — 15.5%
Abbott Laboratories	30,016	1,358
Allergan	22,400	1,252
Amgen*	20,300	1,213
Baxter International	36,600	2,083
Bristol-Myers Squibb	60,400	1,337
Celgene*#	20,100	1,049
DENTSPLY International#	38,400	1,294
Gilead Sciences*	36,000	1,622
Johnson & Johnson	21,100	1,275
Medco Health Solutions*	24,900	1,375
Quest Diagnostics	27,000	1,457
St. Jude Medical*	47,200	1,819
Thermo Fisher Scientific*	31,100	1,406

		18,540

Industrials — 9.8%
3M	31,600	2,278
Aecom Technology*	34,500	946
ITT	34,500	1,728
Rockwell Automation#	27,600	1,155
Stericycle*#	24,100	1,193
Union Pacific	33,300	1,992
United Technologies	42,418	2,518

		11,810

Information Technology — 35.1%
Amphenol, Cl A	30,000	1,049
Apple*	33,129	5,573
Broadcom, Cl A*#	44,300	1,260
Brocade Communications Systems*	154,400	1,116
Cisco Systems*	193,896	4,188
Corning	94,800	1,430
Dolby Laboratories, Cl A*#	57,100	2,228
Google, Cl A*	6,592	3,043
Intel	155,600	3,162
International Business Machines	43,900	5,182
Mastercard#	6,300	1,277
Microsoft	157,823	3,890
Oracle	148,600	3,250
QUALCOMM	65,000	3,017
Synopsys*	49,100	1,042
Visa, Cl A#	18,700	1,330

		42,037

Materials — 4.3%
Celanese	58,600	1,492
Crown Holdings*	46,700	1,160
Freeport-McMoRan Copper & Gold#	22,100	1,392
Owens-Illinois*	34,200	1,161

		5,205

Telecommunication Services — 0.9%
American Tower, Cl A*	36,087	1,142

Total Domestic Common Stocks (Cost $112,417)		116,807

FOREIGN COMMON STOCK — 1.2%
Financials — 1.2%
Lazard, Cl A (Bermuda) (Cost $1,415)	36,730	1,427

AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $1,558)	1,557,530	1,558

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.9% (Cost $115,390)		119,792

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 9.7%
Affiliated Money Market Fund — 4.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	5,596,148	5,596

Money Market Funds — 5.0%
AIM STIT Liquid Assets Portfolio	1,563,150	1,563
Dreyfus Institutional Cash Advantage Fund	1,206,213	1,206
Federated Prime Obligations Fund	594,612	595
Fidelity Institutional Prime Money Market Portfolio	1,557,190	1,557
JP Morgan Prime Money Market Fund	683,530	684

	Number of Shares	Value (000)

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Money Market Funds — continued
RBC Prime Money Market Fund	373,756	$374

		5,979

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $11,575)		11,575

TOTAL INVESTMENTS — 109.6% (Cost $126,965)**		131,367

Other Assets & Liabilities — (9.6)%		(11,515)

TOTAL NET ASSETS — 100.0%		$119,852

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $134,684.

Gross unrealized appreciation (000)	$889
Gross unrealized depreciation (000)	(4,206)

Net unrealized depreciation (000)	$(3,317)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $11,317.

Cl — Class

Futures Contracts:

		Notional
	Number	Cost		Unrealized
	of	Amount	Expiration	Appreciation
Description	Contracts	(000)	Date	(000)
S&P 500® Composite Index	5	$1,114	09/18/09	$161

Cash in the amount of $112,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedule of Investments.

	Investments in Securities (000)	Other Financial Instruments (000)

Valuation Inputs
Level 1 - Quoted Prices
Affiliated Money Market Fund	$1,558	$—
Domestic Common Stocks	116,807	—
Foreign Common Stock	1,427	—
Futures	—	161
Short Term Investments Purchased With Collateral From Securities Loaned	11,575	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$131,367	$161

See Notes to Schedules of Investments.

Allegiant Large Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 89.6%
Consumer Discretionary — 7.9%
Cablevision Systems	379,395	$8,476
Gap	242,264	4,761
Time Warner	308,106	8,599
Time Warner Cable*#	120,401	4,445

		26,281

Consumer Staples — 9.2%
Campbell Soup	138,897	4,356
Kraft Foods, Cl A	135,039	3,828
Kroger	181,103	3,910
Lorillard	108,026	7,861
Procter & Gamble	80,310	4,345
SUPERVALU	136,150	1,954
Wal-Mart Stores	87,355	4,444

		30,698

Energy — 14.9%
Anadarko Petroleum	105,839	5,596
Apache	52,769	4,483
Chevron	210,307	14,709
ConocoPhillips	155,161	6,987
EOG Resources	23,658	1,703
ExxonMobil	234,047	16,184

		49,662

Financials — 21.3%
Allstate	140,405	4,127
Bank of America	321,573	5,657
Chubb	69,525	3,434
Goldman Sachs Group	41,258	6,827
Invesco	344,695	7,152
JPMorgan Chase	363,241	15,786
Morgan Stanley#	182,459	5,284
NASDAQ OMX Group*	234,588	5,149
NYSE Euronext#	139,357	3,949
Travelers#	120,873	6,094
Wells Fargo	272,169	7,490

		70,949

Healthcare — 12.9%
Baxter International	60,251	3,430
Bristol-Myers Squibb	215,875	4,777
Forest Laboratories*	96,520	2,825
Merck#	289,116	9,376
Pfizer#	616,363	10,293
Wyeth	186,626	8,930
Zimmer Holdings*	71,257	3,374

		43,005

Industrials — 4.8%
General Electric	628,316	8,734
Joy Global	71,975	2,796
United Parcel Service, Cl B	81,179	4,340

		15,870

Information Technology — 7.7%
Applied Materials	249,199	3,285
EMC*#	447,048	7,108
McAfee*	89,140	3,546
Microsoft	68,050	1,677
Symantec*	288,742	4,366
Yahoo!*	389,878	5,696

		25,678

Materials — 1.4%
E.I. DuPont de Nemours#	151,424	4,835

Telecommunication Services — 5.7%
AT&T	446,290	11,626
Verizon Communications#	236,482	7,340

		18,966

Utilities — 3.8%
Exelon	107,913	5,398
FPL Group	88,825	4,990
NRG Energy*#	82,855	2,225

		12,613

Total Domestic Common Stocks
(Cost $300,156)		298,557

FOREIGN COMMON STOCKS — 8.4%
Energy — 4.3%
BP PLC, ADR (United Kingdom)#	118,481	6,096
Petroleo Brasileiro SA, ADR (Brazil)	136,218	5,399
Transocean (Switzerland)*	37,008	2,807

		14,302

Industrials — 1.7%
ABB, ADR (Switzerland)*	305,823	5,863

Materials — 2.4%
ArcelorMittal (Luxembourg)	90,145	3,212
Barrick Gold (Canada)	138,522	4,806

		8,018

Total Foreign Common Stocks
(Cost $30,744)		28,183

AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $4,373)	4,372,736	4,373

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.3% (Cost $335,273)		331,113

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 14.6%
Affiliated Money Market Fund — 7.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	23,493,253	23,493

Money Market Funds — 7.5%
AIM STIT Liquid Assets Portfolio	6,562,278	6,562
Dreyfus Institutional Cash Advantage Fund	5,063,816	5,064
Federated Prime Obligations Fund	2,496,247	2,496
Fidelity Institutional Prime Money Market Portfolio	6,537,257	6,537
JP Morgan Prime Money Market Fund	2,869,537	2,870

	Number of Shares	Value (000)

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Money Market Funds — continued
RBC Prime Money Market Fund	1,569,070	$1,569

		25,098

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $48,591)		48,591

TOTAL INVESTMENTS — 113.9% (Cost $383,864)**		379,704

Other Assets & Liabilities — (13.9)%		(46,450)

TOTAL NET ASSETS — 100.0%		$333,254

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $387,444.

Gross unrealized appreciation (000)	$31,866
Gross unrealized depreciation (000)	(39,606)

Net unrealized depreciation (000)	$(7,740)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $47,456.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedule of Investments.

	Investments in Securities (000)	Other Financial Instruments (000)

Valuation Inputs
Level 1 - Quoted Prices
Affiliated Money Market Fund	$4,373	$—
Domestic Common Stocks	298,557	—
Foreign Common Stocks	28,183	—
Short Term Investments Purchased With Collateral From Securities Loaned	48,591	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$379,704	$—

See Notes to Schedules of Investments.

Allegiant Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 98.2%
Consumer Discretionary — 9.2%
Abercrombie & Fitch, Cl A#	70,720	$2,284
American Eagle Outfitters	168,850	2,279
Autoliv#	44,730	1,434
Darden Restaurants#	72,360	2,383
Hasbro	158,620	4,503
NVR*#	2,741	1,851

		14,734

Consumer Staples — 9.3%
Hormel Foods	72,410	2,675
J.M. Smucker	75,906	3,968
Kroger	93,660	2,022
Safeway	322,130	6,137

		14,802

Energy — 11.9%
Arch Coal#	168,750	2,923
BJ Services#	216,874	3,483
Frontier Oil#	123,030	1,578
Helmerich & Payne#	31,950	1,069
Noble	151,890	5,321
Sunoco#	175,326	4,716

		19,090

Financials — 23.7%
Assurant	160,910	4,819
Chubb	51,710	2,554
Cincinnati Financial#	114,837	2,954
Everest Re Group#	63,290	5,336
Invesco	54,586	1,133
Investment Technology Group*#	171,990	4,238
KeyCorp	126,050	840
Loews	68,500	2,339
Northern Trust#	58,953	3,446
PartnerRe#	41,240	3,048
Reinsurance Group of America#	105,434	4,539
Transatlantic Holdings#	55,670	2,720

		37,966

Healthcare — 10.5%
Coventry Health Care*	109,290	2,386
Endo Pharmaceuticals Holdings*#	124,226	2,804
LifePoint Hospitals*#	71,277	1,791
Thermo Fisher Scientific*#	102,560	4,637
Zimmer Holdings*	108,180	5,122

		16,740

Industrials — 7.7%
Esterline Technologies*#	133,970	4,142
Lincoln Electric Holdings	51,650	2,351
Southwest Airlines	194,820	1,594
Spirit Aerosystems Holdings, Cl A*#	270,098	4,192

		12,279

Information Technology — 9.7%
Check Point Software Technologies*#	59,224	1,651
KLA-Tencor	59,340	1,851
Maxim Integrated Products#	203,627	3,824
Symantec*	107,320	1,623
Synopsys*	80,820	1,716
Tellabs*	299,132	1,896
Verigy*	281,210	3,006

		15,567

Materials — 4.8%
Carpenter Technology#	149,950	3,195
International Flavors & Fragrances#	23,860	850
PPG Industries#	41,670	2,309
Sonoco Products	54,090	1,403

		7,757

Utilities — 11.4%
Edison International	185,110	6,183
Mirant*#	103,470	1,744
NRG Energy*#	41,730	1,120
PG&E#	120,180	4,878
Xcel Energy	215,670	4,260

		18,185

Total Domestic Common Stocks (Cost $162,245)		157,120

AFFILIATED MONEY MARKET FUND — 4.8%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $7,575)	7,575,320	7,575

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 103.0% (Cost $169,820)		164,695

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 28.9%
Affiliated Money Market Fund — 14.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	22,377,136	22,377

Money Market Funds — 14.9%
AIM STIT Liquid Assets Portfolio	6,250,517	6,251
Dreyfus Institutional Cash Advantage Fund	4,823,244	4,823
Federated Prime Obligations Fund	2,377,656	2,378
Fidelity Institutional Prime Money Market Portfolio	6,226,685	6,227
JP Morgan Prime Money Market Fund	2,733,211	2,733
RBC Prime Money Market Fund	1,494,526	1,495

		23,907

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $46,283)		46,284

TOTAL INVESTMENTS — 131.9% (Cost $216,103)**		210,979

Other Assets & Liabilities — (31.9)%		(50,974)

TOTAL NET ASSETS — 100.0%		$160,005

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $220,855.

Gross unrealized appreciation (000)	$8,898
Gross unrealized depreciation (000)	(18,774)

Net unrealized depreciation (000)	$(9,876)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $45,100.

Cl — Class

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

	Investments in Securities (000)	Other Financial Instruments (000)

Valuation Inputs
Level 1 - Quoted Prices
Affiliated Money Market Fund	$7,575	$—
Domestic Common Stocks	157,120	—
Short Term Investments Purchased With Collateral From Securities Loaned	46,284	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$210,979	$—

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 92.4%
Consumer Discretionary — 13.4%
Aaron’s#	5,800	$151
Asbury Automotive Group*	8,900	111
Cabela’s, Cl A*#	18,800	302
California Pizza Kitchen*#	14,200	200
Cheesecake Factory*	15,400	283
Chico’s FAS*	17,700	225
Cracker Barrel Old Country Store#	4,100	117
Dana Holding*	24,700	129
Furniture Brands International*	26,200	146
Gander Mountain*#	37,784	212
Jones Apparel Group	11,000	172
National CineMedia	16,600	249
National Presto Industries	1,600	134
Ruby Tuesday*	36,000	263
Spartan Motors#	13,900	75
Stage Stores#	23,300	311
Steak N Shake*#	25,200	264
WMS Industries*#	2,800	119
Wolverine World Wide	8,300	207

		3,670

Consumer Staples — 2.6%
Diamond Foods#	6,600	184
Flowers Foods#	4,750	113
Nash Finch#	15,100	410

		707

Energy — 5.8%
Bolt Technology*#	19,000	224
Cal Dive International*	18,300	191
Duncan Energy Partners LP	22,100	401
Genesis Energy LP	33,000	515
Targa Resources Partners LP#	9,900	167
Western Refining*#	14,400	87

		1,585

Financials — 16.8%
Advance America Cash Advance Centers	54,300	312
AMERISAFE*	7,200	123
Anworth Mortgage Asset REIT	50,000	374
Ashford Hospitality Trust REIT#	63,500	196
Beneficial Mutual Bancorp*#	21,500	191
CNA Surety*#	16,000	254
Community Trust Bancorp#	3,800	102
eHealth*	13,500	250
Fifth Street Finance#	18,600	191
Getty Realty REIT	6,900	163
Great Southern Bancorp#	13,300	280
HRPT Properties Trust REIT#	55,200	358
Knight Capital Group, Cl A*	14,200	286
LTC Properties REIT	4,800	122
Meadowbrook Insurance Group#	53,200	424
PS Business Parks REIT#	4,000	212
Signature Bank*#	2,800	85
Tower Group#	3,700	89
UMB Financial	5,200	208
Urstadt Biddle Properties, Cl A REIT	7,600	117
Wintrust Financial#	9,200	254

		4,591

Healthcare — 16.6%
Align Technology*#	11,200	150
Allion Healthcare*	38,900	274
Allscripts-Misys Healthcare Solutions#	15,800	235
AmSurg*	7,100	144
Atrion#	1,400	192
Bio-Rad Laboratories, Cl A*	1,900	164
Computer Programs & Systems#	3,700	143
Greatbatch*#	15,400	332
Harvard Bioscience*	92,800	314
Healthspring*	10,200	135
Isis Pharmaceuticals*	7,800	126
Merit Medical Systems*#	23,900	431
Neogen*#	3,900	109
Par Pharmaceutical*#	27,700	566
PharMerica*#	21,100	423
Repligen*	43,800	220
Universal American*	12,100	111
Universal Health Services, Cl B#	2,300	135
Varian*	6,600	338

		4,542

Industrials — 11.2%
AAR*#	28,900	492
Apogee Enterprises#	8,400	111
Applied Signal Technology	6,100	155
EnergySolutions	26,100	232
EnerSys*	8,450	168
Gardner Denver*	4,800	156
Griffon*	25,200	266
H&E Equipment Services*#	45,200	453
Kforce*	10,300	115
MasTec*#	13,800	131
Saia*#	19,300	342
Stanley*#	4,800	123
Watson Wyatt Worldwide, Cl A	4,400	192
Werner Enterprises#	7,100	124

		3,060

Information Technology — 17.9%
3Com*	42,400	185
3PAR*#	14,700	130
Advanced Energy Industries*	13,600	142
Arris Group*#	17,900	237
Benchmark Electronics*	14,486	238
BigBand Networks*#	21,100	82
Ciber*	16,300	64
Cirrus Logic*	78,600	390
ePlus*	8,000	126
Harmonic*#	22,700	150
Integrated Device Technology*	38,100	260
Intellon*#	51,800	261
Kopin*	60,300	232
Lawson Software*#	23,700	146
MAXIMUS#	4,100	171
Palm*#	14,500	193
Plantronics	6,500	155
Rackspace Hosting*#	12,700	164
TeleTech Holdings*	23,400	399
THQ*	28,800	159
TriQuint Semiconductor*	47,700	349
Tyler Technologies*#	11,700	178
ValueClick*	8,700	89

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Information Technology — continued
Viasat*	11,000	$267
Virtusa*	13,100	132

		4,899

Materials — 3.4%
Buckeye Technologies*	56,253	567
Omnova Solutions*	73,100	345

		912

Telecommunication Services — 0.5%
USA Mobility*#	10,300	131

Utilities — 4.2%
Avista#	15,100	295
Ferrellgas Partners LP#	7,700	160
NorthWestern#	15,500	372
PNM Resources#	26,400	308

		1,135

Total Domestic Common Stocks (Cost $21,854)		25,232

FOREIGN COMMON STOCKS — 6.3%
Energy — 0.6%
Teekay Offshore Partners LP (Bahamas)	11,200	158

Financials — 0.9%
Maiden Holdings (Bermuda)#	33,300	254

Healthcare — 0.4%
ICON, ADR (Ireland)*#	4,400	95

Industrials — 1.4%
China Yuchai International (Singapore)*	30,100	262
UTi Worldwide (Virgin Islands (British))*	9,900	127

		389

Information Technology — 1.5%
Mellanox Technologies (Israel)*	17,900	244
Ness Technologies (Israel)*	27,900	169

		413

Materials — 1.5%
Thompson Creek Metals (Canada)*#	36,600	421

Total Foreign Common Stocks (Cost $1,369)		1,730

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000® Index Fund# (Cost $109)	1,900	109

AFFILIATED MONEY MARKET FUND — 1.2%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $334)	334,353	334

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 100.3% (Cost $23,666)		27,405

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 36.1%
Affiliated Money Market Fund — 17.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,765,056	4,765

Money Market Funds — 18.6%
AIM STIT Liquid Assets Portfolio	1,331,004	1,331
Dreyfus Institutional Cash Advantage Fund	1,027,077	1,027
Federated Prime Obligations Fund	506,305	506
Fidelity Institutional Prime Money Market Portfolio	1,325,930	1,326
JP Morgan Prime Money Market Fund	582,018	582
RBC Prime Money Market Fund	318,249	318

		5,090

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $9,855)		9,855

TOTAL INVESTMENTS — 136.4% (Cost $33,521)**		37,260

Other Assets & Liabilities — (36.4)%		(9,942)

TOTAL NET ASSETS — 100.0%		$27,318

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $33,983.

Gross unrealized appreciation (000)	$3,999
Gross unrealized depreciation (000)	(722)

Net unrealized appreciation (000)	$3,277

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $9,503.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$334	$—
Domestic Common Stocks	25,232	—
Exchange Traded Fund	109	—
Foreign Common Stocks	1,730	—
Short Term Investments Purchased With Collateral From Securities Loaned	9,855	—
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs	—	—

Totals	$37,260	$—

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 92.7%
Consumer Discretionary — 16.6%
Aaron’s#	10,500	$274
American Apparel*#	72,700	269
Buffalo Wild Wings*#	5,000	206
California Pizza Kitchen*#	35,900	505
Carter’s*	21,500	541
Citi Trends*#	11,900	265
Fred’s, Cl A	11,000	144
Furniture Brands International*	26,600	149
Gannett	16,300	141
Iconix Brand Group*#	28,200	484
Isle of Capri Casinos*#	40,600	415
Lincoln Educational Services*#	12,600	279
Monro Muffler Brake#	6,000	155
PetMed Express#	10,400	188
RC2*	12,800	201
Ruby Tuesday*#	31,900	233
Spartan Motors#	75,800	412
Unifirst	13,800	551

		5,412

Consumer Staples — 1.5%
BJ’s Wholesale Club*#	7,000	228
Nu Skin Enterprises, Cl A#	9,000	155
Spartan Stores#	9,500	126

		509

Energy — 5.6%
Clayton Williams Energy*#	7,500	148
CVR Energy*	53,100	514
Duncan Energy Partners LP	24,400	443
EV Energy Partner LP#	13,100	285
Natural Gas Services Group*#	13,000	186
W&T Offshore#	11,600	115
Willbros Group*#	10,300	128

		1,819

Financials — 4.6%
Advance America Cash Advance Centers	93,700	538
American Physicians Capital	4,000	119
Arrow Financial#	5,000	136
Ashford Hospitality Trust REIT#	62,200	192
First Cash Financial Services*	6,900	130
National Financial Partners#	21,900	172
Urstadt Biddle Properties, Cl A REIT	14,500	224

		1,511

Healthcare — 18.8%
Affymetrix*	23,000	178
Atrion	4,300	589
Cantel Medical*	11,000	148
Computer Programs & Systems#	7,500	290
Cubist Pharmaceuticals*#	27,100	560
Cytokinetics*	45,700	145
Eclipsys*#	11,900	199
Haemonetics*#	9,800	516
Harvard Bioscience*	156,600	529
Isis Pharmaceuticals*#	16,600	268
Landauer#	6,800	374
Lincare Holdings*	18,100	478
Nighthawk Radiology Holdings*	27,000	168
Repligen*	43,000	216
Spectrum Pharmaceuticals*#	28,500	242
STERIS#	10,500	305
Techne	2,700	167
US Physical Therapy*	15,000	218
Young Innovations	23,500	552

		6,142

Industrials — 13.7%
Applied Signal Technology#	17,000	433
Brink’s	9,000	237
DynCorp International*	22,200	381
EMCOR Group*#	16,100	373
EnerSys*#	27,100	539
Exponent*	8,000	226
Gardner Denver*#	9,000	292
GrafTech International*#	38,900	553
Monster Worldwide*#	11,100	180
MPS Group*	53,000	523
Teledyne Technologies*#	6,000	203
Wabtec	6,000	225
WESCO International*#	12,500	300

		4,465

Information Technology — 29.7%
Arris Group*#	31,400	416
Benchmark Electronics*#	33,200	545
Cirrus Logic*	36,100	179
Cray*	23,900	175
Entegris*	34,100	136
Informatica*#	29,290	525
j2 Global Communications*#	16,100	344
Lattice Semiconductor*	86,400	213
Lawson Software*#	91,100	561
Methode Electronics	41,700	360
Micrel#	76,300	593
Multi-Fineline Electronix*#	19,000	525
Parametric Technology*#	15,500	206
SkillSoft, ADR*#	66,900	573
Solera Holdings*#	22,400	590
SonicWALL*	78,100	585
Sybase*#	4,800	167
Symmetricom*	32,400	170
Symyx Technologies*	27,000	167
Taleo, Cl A*#	12,500	226
TeleTech Holdings*#	33,500	572
THQ*	29,300	161
TriQuint Semiconductor*	80,200	587
TTM Technologies*	15,300	155
Tyler Technologies*#	37,600	573
ValueClick*	25,000	256
Viasat*#	5,500	133

		9,693

Materials — 1.6%
Spartech	9,500	109
Walter Energy	3,100	161
WR Grace*#	14,400	241

		511

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Telecommunication Services — 0.6%
USA Mobility*	14,900	$190

Total Domestic Common Stocks (Cost $28,831)		30,252

FOREIGN COMMON STOCKS — 6.6%
Energy — 0.5%
Core Laboratories NV (Netherlands)#	1,800	167

Financials — 0.9%
Maiden Holdings (Bermuda)#	36,600	279

Healthcare — 1.2%
QLT (Canada)*	60,400	258
WuXi PharmaTech Cayman, ADR (China)*	12,700	149

		407

Industrials — 1.1%
China Yuchai International (Singapore)*	16,100	140
Navios Maritime Holdings (Greece)	46,500	211

		351

Materials — 1.1%
Thompson Creek Metals (Canada)*#	31,600	363

Utilities — 1.8%
Cia Paranaense de Energia, ADR (Brazil)#	38,400	592

Total Foreign Common Stocks (Cost $2,059)		2,159

AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Money Market Fund, Class I† (Cost $278)	278,221	278

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 100.2% (Cost $31,168)		32,689

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 38.9%
Affiliated Money Market Fund — 18.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	6,147,304	6,147

Money Market Funds — 20.1%
AIM STIT Liquid Assets Portfolio	1,717,102	1,717
Dreyfus Institutional Cash Advantage Fund	1,325,011	1,325
Federated Prime Obligations Fund	653,174	653
Fidelity Institutional Prime Money Market Portfolio	1,710,555	1,711
JP Morgan Prime Money Market Fund	750,850	751
RBC Prime Money Market Fund	410,567	411

		6,568

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $12,715)		12,715

TOTAL INVESTMENTS — 139.1% (Cost $43,883)**		45,404

Other Assets & Liabilities — (39.1)%		(12,772)

TOTAL NET ASSETS — 100.0%		$32,632

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $43,896.

Gross unrealized appreciation (000)	$3,652
Gross unrealized depreciation (000)	(2,144)

Net unrealized appreciation (000)	$1,508

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $12,217.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedule of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$278	$—
Domestic Common Stocks	30,252	—
Foreign Common Stocks	2,159	—
Short Term Investments Purchased With Collateral From Securities Loaned	12,715	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$45,404	$—

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 89.4%
Consumer Discretionary — 9.1%
California Pizza Kitchen*#	45,700	$643
Columbia Sportswear#	8,850	348
Core-Mark Holding*#	8,900	255
Dress Barn*#	17,800	289
EW Scripps*	39,600	276
Genesco*	28,450	623
Learning Tree International*#	29,700	325
Meredith#	14,600	404
Pre-Paid Legal Services*#	9,050	415
Red Robin Gourmet Burgers*#	8,000	154
Retail Ventures*#	93,600	453
Skechers USA, Class A*#	17,400	310

		4,495

Consumer Staples — 3.8%
Cal-Maine Foods#	11,250	321
J&J Snack Foods	4,450	195
Nash Finch#	15,550	422
NBTY*	15,650	580
Universal	9,850	363

		1,881

Energy — 4.7%
BreitBurn Energy Partners LP	95,700	897
Dril-Quip*#	4,400	188
Hugoton Royalty Trust	22,400	328
Matrix Service*	38,400	423
Parker Drilling*	40,200	181
Permian Basin Royalty Trust#	24,050	291

		2,308

Financials — 27.8%
AMERISAFE*	21,500	367
Ashford Hospitality Trust REIT#	207,700	640
Bancfirst	8,250	302
Beneficial Mutual Bancorp*#	27,100	241
BRE Properties REIT#	7,750	219
Capstead Mortgage REIT	20,750	283
Cash America International#	21,900	614
City Holding	17,502	557
Community Bank System#	15,800	282
Community Trust Bancorp#	7,600	203
Employers Holdings	15,600	232
Entertainment Properties Trust REIT#	11,650	365
Extra Space Storage REIT	36,150	358
Financial Federal	12,950	303
First Niagara Financial Group#	48,827	639
Flushing Financial	25,800	339
FPIC Insurance Group*	8,100	259
GFI Group	107,100	767
Glacier Bancorp#	19,950	297
Interactive Brokers Group, Cl B*#	11,300	215
International Bancshares#	17,850	276
Knight Capital Group, Cl A*#	10,750	216
LTC Properties REIT	18,000	458
National Health Investors REIT	5,650	187
National Penn Bancshares#	57,217	320
National Retail Properties REIT#	11,150	229
Navigators Group*	3,650	189
NBT Bancorp#	11,550	261
Odyssey Re Holdings#	5,700	289
Penson Worldwide*#	43,600	442
Portfolio Recovery Associates*#	5,350	235
PS Business Parks REIT	5,500	291
Radian Group	23,700	217
Selective Insurance Group#	18,250	311
Senior Housing Properties Trust REIT	14,100	283
Signature Bank*#	9,650	293
Southwest Bancorp#	26,800	347
Susquehanna Bancshares	33,200	194
SVB Financial Group*#	8,800	350
Tompkins Financial	4,950	216
UMB Financial	9,450	378
Urstadt Biddle Properties, Cl A REIT#	17,000	263

		13,727

Healthcare — 6.3%
Emergency Medical Services*	9,800	444
Healthspring*#	21,050	278
Invacare#	12,700	275
Owens & Minor	6,500	288
PDL BioPharma	109,800	994
Perrigo#	8,750	258
RehabCare Group*	13,800	290
Varian*	6,000	307

		3,134

Industrials — 15.5%
Ameron International#	2,900	235
Apogee Enterprises#	14,950	197
ATC Technology*	22,950	480
Atlas Air Worldwide Holdings*	8,300	207
Ceradyne*	18,300	343
Chart Industries*	30,100	562
Consolidated Graphics*	10,250	212
Cubic#	6,150	218
DynCorp International*	19,500	334
EMCOR Group*	12,800	297
Encore Wire#	12,600	298
EnPro Industries*	16,200	349
G & K Services, Cl A#	15,450	363
Kadant*	19,850	231
Kennametal	16,250	358
L.B. Foster, Cl A*#	9,600	286
Lennox International#	15,750	565
Mueller Industries	11,550	279
Pacer International#	143,400	594
Regal-Beloit#	9,000	409
School Specialty*#	11,850	270
United Stationers*#	6,800	311
Watts Water Technologies#	9,200	278

		7,676

Information Technology — 11.5%
3Com*	67,250	292
Acxiom*	16,100	147
Arris Group*#	23,350	310
Avocent*#	23,650	386
AVX	22,900	266
Benchmark Electronics*	13,600	223
Black Box	8,550	214
CACI International, Cl A*	7,750	356
Cymer*	7,750	273
Integrated Device Technology*	78,000	533

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Information Technology — continued
j2 Global Communications*#	9,550	$204
Multi-Fineline Electronix*	16,250	449
Perot Systems, Cl A*	16,150	269
QLogic*	18,450	292
Sybase*#	26,670	929
Technitrol	64,200	529

		5,672

Materials — 5.1%
A. Schulman	12,300	247
AptarGroup#	9,100	313
Glatfelter	14,700	153
Minerals Technologies	13,800	619
OM Group*#	18,500	504
Sensient Technologies	10,250	267
Wausau Paper#	20,700	200
Westlake Chemical#	8,500	204

		2,507

Telecommunication Services — 1.3%
Ibasis*	196,500	442
USA Mobility*#	16,800	214

		656

Utilities — 4.3%
Cleco#	15,050	368
El Paso Electric*	31,100	527
Nicor	5,500	199
NorthWestern#	31,350	752
Piedmont Natural Gas#	11,500	276

		2,122

Total Domestic Common Stocks (Cost $43,388)		44,178

FOREIGN COMMON STOCKS — 7.2%
Consumer Discretionary — 0.6%
Steiner Leisure (Bahamas)*	8,500	282

Consumer Staples — 0.9%
Herbalife (Cayman Islands)	14,850	450

Financials — 4.8%
Aspen Insurance Holdings (Bermuda)	30,200	767
Banco Latinoamericano de Exportaciones SA, Cl E (Panama)#	20,000	285
BanColombia SA, ADR (Colombia)	13,000	462
Endurance Specialty Holdings (Bermuda)#	16,800	579
Montpelier Re Holdings (Bermuda)	17,600	283

		2,376

Industrials — 0.7%
Ultrapetrol Bahamas (Bahamas)*	68,700	331

Information Technology — 0.2%
Open Text (Canada)*	3,197	112

Total Foreign Common Stocks (Cost $3,799)		3,551

EXCHANGE TRADED FUND — 1.4%
iShares Russell 2000® Index Fund (Cost $713)	12,200	698

AFFILIATED MONEY MARKET FUND — 1.9%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $932)	932,060	932

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.9% (Cost $48,832)		49,359

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 32.4%
Affiliated Money Market Fund — 15.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,726,087	7,726

Money Market Funds — 16.7%
AIM STIT Liquid Assets Portfolio	2,158,097	2,158
Dreyfus Institutional Cash Advantage Fund	1,665,307	1,665
Federated Prime Obligations Fund	820,926	821
Fidelity Institutional Prime Money Market Portfolio	2,149,869	2,150
JP Morgan Prime Money Market Fund	943,688	944
RBC Prime Money Market Fund	516,011	516

		8,254

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $15,980)		15,980

TOTAL INVESTMENTS — 132.3% (Cost $64,812)**		65,339

Other Assets & Liabilities — (32.3)%		(15,936)

TOTAL NET ASSETS — 100.0%		$49,403

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $65,287.

Gross unrealized appreciation (000)	$4,762
Gross unrealized depreciation (000)	(4,710)

Net unrealized appreciation (000)	$52

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $15,470.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$932	$—
Domestic Common Stocks	44,178	—
Exchange Traded Fund	698	—
Foreign Common Stocks	3,551	—
Short Term Investments Purchased With Collateral From Securities Loaned	15,980	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$65,339	$—

See Notes to Schedules of Investments.

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 98.6%
Consumer Discretionary — 9.0%
Abercrombie & Fitch, Cl A#	1,112	$36
Amazon.com*	4,102	333
Apollo Group*	1,363	88
AutoNation*#	1,372	26
AutoZone*#	453	67
Bed Bath & Beyond*#	3,299	120
Best Buy#	4,272	155
Big Lots*#	1,048	27
Black & Decker	756	33
Carnival	5,581	163
CBS, Cl B	8,651	90
Coach	4,039	114
Comcast, Cl A	36,739	563
D. R. Horton#	3,516	47
Darden Restaurants	1,719	57
DeVry#	674	35
DIRECTV Group*#	6,676	165
Eastman Kodak#	3,426	18
Expedia*	2,735	63
Family Dollar Stores	1,816	55
Ford Motor*#	40,998	312
Fortune Brands	1,906	76
GameStop*	2,004	48
Gannett#	2,946	26
Gap	5,848	115
Genuine Parts	2,032	75
Goodyear Tire & Rubber*	2,705	45
H&R Block	4,319	75
Harley-Davidson#	2,781	67
Harman International Industries	888	27
Hasbro	1,261	36
Home Depot	21,608	590
International Game Technology	3,771	79
Interpublic Group*#	6,104	38
JC Penney	3,043	91
Johnson Controls#	7,591	188
KB Home#	933	17
Kohl’s*	3,884	200
Leggett & Platt#	2,000	37
Lennar, Cl A	1,663	25
Limited Brands#	3,463	52
Lowe’s	18,678	402
Macy’s#	5,351	83
Marriott International, Cl A#	3,401	81
Mattel	4,561	82
McDonald’s	13,678	769
McGraw-Hill	4,000	134
Meredith#	447	12
New York Times, Cl A#	1,358	10
Newell Rubbermaid	3,553	50
News	29,203	313
NIKE, Cl B	4,629	256
Nordstrom#	2,039	57
Office Depot*	3,503	18
Omnicom Group#	3,949	143
O’Reilly Automotive*#	1,731	66
Polo Ralph Lauren#	716	48
Pulte Homes#	4,236	54
RadioShack#	1,598	24
Scripps Networks Interactive	1,148	37
Sears Holdings*#	678	43
Sherwin-Williams	1,253	75
Snap-On#	731	27
Stanley Works	1,000	41
Staples	9,113	197
Starbucks*#	9,380	178
Starwood Hotels & Resorts Worldwide#	2,021	60
Target	9,581	450
Tiffany#	1,580	58
Time Warner	15,237	425
Time Warner Cable*#	4,492	166
TJX	5,262	189
VF	1,125	78
Viacom, Cl B*	7,721	193
Walt Disney	23,645	616
Washington Post#	69	30
Whirlpool#	937	60
Wyndham Worldwide	2,276	35
Wynn Resorts*#	817	44
Yum! Brands	5,824	200

		10,278

Consumer Staples — 11.3%
Altria Group#	26,334	481
Archer-Daniels-Midland	7,585	219
Avon Products#	5,273	168
Brown-Forman, Cl B	1,093	49
Campbell Soup	2,326	73
Clorox#	1,667	98
Coca-Cola	25,298	1,234
Coca-Cola Enterprises	4,039	82
Colgate-Palmolive	6,333	460
ConAgra Foods	5,601	115
Constellation Brands, Cl A*	2,506	37
Costco Wholesale	5,312	271
CVS Caremark	18,459	693
Dean Foods*	2,263	41
Dr Pepper Snapple Group*	3,234	85
Estee Lauder, Cl A#	1,125	40
General Mills	4,178	250
H.J. Heinz	3,563	137
Hershey	1,973	77
Hormel Foods	895	33
J.M. Smucker	1,485	78
Kellogg#	3,037	143
Kimberly-Clark	5,275	319
Kraft Foods, Cl A	18,613	528
Kroger	6,888	149
Lorillard	2,148	156
McCormick	1,450	47
Molson Coors Brewing	1,837	87
Pepsi Bottling Group	1,732	62
PepsiCo	19,719	1,117
Philip Morris International	24,984	1,142
Procter & Gamble	36,654	1,983
Reynolds American#	2,141	98
Safeway	5,140	98
Sara Lee	8,854	86
SUPERVALU#	2,218	32
Sysco	7,307	186
Tyson Foods, Cl A#	3,354	40
Walgreen	12,626	428
Wal-Mart Stores	28,259	1,438

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Consumer Staples — continued
Whole Foods Market*#	1,818	$53

		12,913

Energy — 11.4%
Anadarko Petroleum	6,358	336
Apache	4,269	363
Baker Hughes	3,295	114
BJ Services#	2,804	45
Cabot Oil & Gas#	1,209	43
Cameron International*#	2,760	99
Chesapeake Energy	6,755	154
Chevron	25,481	1,782
ConocoPhillips	18,767	845
Consol Energy	2,107	79
Denbury Resources*#	2,745	42
Devon Energy	5,614	345
Diamond Offshore Drilling#	853	76
El Paso#	8,006	74
ENSCO International#	1,696	63
EOG Resources	3,161	228
ExxonMobil	62,159	4,298
FMC Technologies*#	1,549	74
Halliburton	11,114	264
Hess	3,499	177
Marathon Oil	8,973	277
Massey Energy	1,088	29
Murphy Oil	2,421	138
National Oilwell Varco*	5,014	182
Noble Energy	2,148	130
Occidental Petroleum	10,320	754
Peabody Energy	3,402	111
Pioneer Natural Resources#	1,445	42
Range Resources	1,932	93
Rowan	1,449	30
Schlumberger	14,919	838
Smith International#	2,294	63
Southwestern Energy*	4,370	161
Spectra Energy	8,218	155
Sunoco	1,095	29
Tesoro#	1,764	25
Valero Energy	5,909	111
Williams	7,208	118
XTO Enegy	6,797	262

		13,049

Financials — 15.2%
Aflac	5,949	242
Allstate	6,850	201
American Express	15,122	511
American International Group#	1,715	78
Ameriprise Financial	3,245	97
AON#	3,040	127
Apartment Investment & Management, Cl A REIT#	1,501	18
Assurant	1,317	39
AvalonBay Communities REIT#	1,008	65
Bank of America#	109,597	1,928
Bank of New York Mellon	15,225	451
BB&T#	8,559	239
Boston Properties REIT#	1,575	95
Capital One Financial	5,708	213
CB Richard Ellis Group, Cl A*#	3,017	36
Charles Schwab	11,789	213
Chubb	4,484	221
Cincinnati Financial	2,004	52
Citigroup#	146,829	734
CME Group	841	245
Comerica#	1,930	51
Discover Financial Services	6,792	93
E*Trade Financial*#	10,772	19
Equity Residential REIT	3,094	84
Federated Investors, Cl B#	1,129	30
Fifth Third Bancorp#	10,065	110
First Horizon National*#	2,750	37
Franklin Resources	1,911	178
Genworth Financial, Cl A	5,525	58
Goldman Sachs Group	6,405	1,060
Hartford Financial Services#	4,152	98
HCP REIT	3,279	93
Health Care REIT#	1,284	55
Host Hotels & Resorts REIT	7,601	76
Hudson City Bancorp	6,290	83
Huntington Bancshares#	6,942	32
IntercontinentalExchange*#	931	87
Invesco	5,236	109
Janus Capital Group	1,954	25
JPMorgan Chase	49,699	2,160
KeyCorp	8,174	54
Kimco Realty REIT	3,282	41
Legg Mason#	1,828	53
Leucadia National*#	2,095	52
Lincoln National#	3,771	95
Loews	4,275	146
M&T Bank#	1,036	64
Marsh & McLennan	6,210	146
Marshall & Ilsley	4,472	32
MBIA*#	2,192	15
MetLife	10,454	395
Moody’s	2,399	65
Morgan Stanley#	17,212	498
NASDAQ OMX Group*	1,390	31
Northern Trust#	3,057	179
NYSE Euronext#	3,310	94
People’s United Financial	3,799	61
Plum Creek Timber REIT#	1,837	56
PNC Financial Services Group†#	5,861	250
Principal Financial Group	3,956	112
Progressive*	8,374	138
Prologis REIT#	5,489	61
Prudential Financial	5,886	298
Public Storage REIT	1,515	107
Regions Financial	14,715	86
Simon Property Group REIT#	3,561	227
SLM*	5,583	50
State Street	6,281	330
SunTrust Banks#	6,346	148
T. Rowe Price Group#	3,249	147
Torchmark#	1,048	45
Travelers	7,453	376
U.S. Bancorp#	24,174	547
Unum Group	4,231	95
Ventas REIT#	1,987	78
Vornado Realty Trust REIT#	1,939	112
Wells Fargo	59,318	1,632

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Financials — continued
Zions Bancorp#	1,475	$26

		17,285

Healthcare — 13.4%
Abbott Laboratories	19,227	870
Aetna	5,682	162
Allergan	3,924	219
AmerisourceBergen	3,884	83
Amgen*	12,893	770
Baxter International	7,571	431
Becton Dickinson	2,716	189
Biogen Idec*	3,368	169
Boston Scientific*#	19,198	226
Bristol-Myers Squibb	25,226	558
C.R. Bard	1,183	95
Cardinal Health	3,920	136
Celgene*#	5,784	302
Cephalon*#	691	39
CIGNA	3,463	102
Coventry Health Care*	1,898	41
DaVita*	1,277	66
DENTSPLY International#	1,695	57
Eli Lilly#	12,880	431
Express Scripts*#	3,398	245
Forest Laboratories*	3,847	113
Genzyme*	3,211	179
Gilead Sciences*	11,543	520
Hospira*	2,032	79
Humana*	2,184	78
IMS Health	2,275	32
Intuitive Surgical*#	471	105
Johnson & Johnson	35,078	2,120
King Pharmaceuticals*#	3,158	33
Laboratory Corporation of America Holdings*#	1,379	96
Life Technologies*	2,211	98
McKesson	3,448	196
Medco Health Solutions*#	6,141	339
Medtronic	14,079	539
Merck#	26,856	871
Millipore*	703	47
Mylan*#	3,758	55
Patterson*#	1,133	31
PerkinElmer	1,483	27
Pfizer#	85,958	1,436
Quest Diagnostics	1,911	103
Schering-Plough	20,741	585
St. Jude Medical*	4,423	170
Stryker	2,890	120
Tenet Healthcare*	5,331	25
Thermo Fisher Scientific*	5,325	241
UnitedHealth Group	15,148	424
Varian Medical Systems*	1,284	55
Waters*	1,196	60
Watson Pharmaceuticals*#	1,333	47
WellPoint*	6,166	326
Wyeth	16,983	813
Zimmer Holdings*	2,686	127

		15,281

Industrials — 9.8%
3M	8,842	638
Avery Dennison	1,399	43
Boeing	9,094	452
Burlington Northern Santa Fe#	3,426	284
C.H. Robinson Worldwide#	2,037	115
Caterpillar#	7,622	345
Cintas#	1,630	45
Cooper Industries, Cl A	2,141	69
CSX	4,831	205
Cummins	2,538	115
Danaher#	3,004	182
Deere#	4,690	204
Dover	2,327	80
Dun & Bradstreet	680	50
Eaton#	2,102	113
Emerson Electric	8,970	331
Equifax	1,553	43
Expeditors International of Washington	2,454	80
Fastenal	1,350	49
FedEx#	3,880	267
Flowserve	694	60
Fluor	2,210	117
General Dynamics	4,867	288
General Electric	133,252	1,852
Goodrich	1,573	87
Honeywell International	9,381	345
Illinois Tool Works#	4,908	205
Iron Mountain*#	2,224	65
ITT	2,278	114
Jacobs Engineering Group*#	1,256	55
L-3 Communications Holdings	1,459	109
Lockheed Martin	3,978	298
Manitowoc#	1,662	11
Masco	4,590	66
Monster Worldwide*#	1,611	26
Norfolk Southern	4,232	194
Northrop Grumman	4,115	201
PACCAR#	4,627	167
Pall	1,418	42
Parker Hannifin	2,046	100
Pitney Bowes#	2,634	59
Precision Castparts	1,784	163
Quanta Services*#	2,332	52
Raytheon	4,767	225
Republic Services#	3,812	98
Robert Half International#	1,936	51
Rockwell Automation#	1,803	75
Rockwell Collins	2,016	93
RR Donnelley & Sons	2,392	43
Ryder System#	705	27
Southwest Airlines	6,940	57
Stericycle*#	925	46
Textron	2,835	44
Union Pacific	6,277	375
United Parcel Service, Cl B	12,651	676
United Technologies	11,982	711
W.W. Grainger#	796	70
Waste Management	6,275	188

		11,165

Information Technology — 18.4%
Adobe Systems*#	6,663	209
Advanced Micro Devices*#	7,170	31
Affiliated Computer Services, Cl A*	1,220	55
Agilent Technologies*	4,201	108

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Information Technology — continued
Akamai Technologies*#	2,199	$39
Altera#	3,746	72
Amphenol, Cl A	2,115	74
Analog Devices	3,707	105
Apple*	11,364	1,912
Applied Materials#	16,417	216
Autodesk*#	2,915	68
Automatic Data Processing	6,383	245
BMC Software*	2,344	84
Broadcom, Cl A*#	5,432	155
CA	5,035	112
Ciena*#	1,172	16
Cisco Systems*	73,472	1,587
Citrix Systems*#	2,300	82
Cognizant Technology Solutions, Cl A*	3,720	130
Computer Sciences*#	1,929	94
Compuware*	3,081	22
Convergys*	1,560	17
Corning	19,786	298
Dell*#	22,111	350
eBay*#	13,765	305
Electronic Arts*#	3,825	70
EMC*#	25,702	409
Fidelity National Information Services	2,437	60
Fiserv*	1,975	95
FLIR Systems*#	1,634	38
Google, Cl A*	3,057	1,411
Harris	1,442	50
Hewlett-Packard	30,398	1,365
Intel	71,154	1,446
International Business Machines	16,830	1,987
Intuit*	4,102	114
Jabil Circuit	2,703	30
JDS Uniphase*	2,813	19
Juniper Networks*#	6,671	154
KLA-Tencor	2,149	67
Lexmark International, Cl A*	997	19
Linear Technology#	2,824	75
LSI*	7,858	41
Mastercard#	917	186
McAfee*	1,968	78
MEMC Electronic Materials*	2,860	46
Microchip Technology#	2,321	62
Micron Technology*#	10,778	79
Microsoft	97,501	2,403
Molex#	1,770	32
Motorola	28,615	205
National Semiconductor#	2,488	38
NetApp*#	4,218	96
Novell*	4,412	19
Novellus Systems*	1,244	24
NVIDIA*	6,756	98
Oracle	48,248	1,055
Paychex	4,081	115
QLogic*	1,509	24
QUALCOMM	21,085	979
Red Hat*	2,212	51
Salesforce.com*	1,341	70
SanDisk*#	2,889	51
Sun Microsystems*	9,099	84
Symantec*	9,547	144
Tellabs*	5,065	32
Teradata*	2,199	59
Teradyne*#	2,206	18
Texas Instruments#	16,218	399
Total System Services	2,447	37
VeriSign*	2,463	52
Western Digital*	2,815	96
Western Union	8,931	161
Xerox	11,027	95
Xilinx#	3,479	77
Yahoo!*	16,809	246

		21,047

Materials — 3.3%
Air Products & Chemicals	2,585	194
AK Steel Holding	1,476	30
Alcoa#	11,020	133
Allegheny Technologies#	1,130	34
Ball	1,147	56
Bemis	1,266	34
CF Industries Holdings	616	50
Dow Chemical	13,696	292
E.I. DuPont de Nemours#	11,339	362
Eastman Chemical	920	48
Ecolab	2,051	87
FMC	916	44
Freeport-McMoRan Copper & Gold#	5,236	330
International Flavors & Fragrances	1,004	36
International Paper	5,504	126
MeadWestvaco	1,943	43
Monsanto	6,811	571
Newmont Mining	6,104	245
Nucor	3,624	161
Owens-Illinois*	2,148	73
Pactiv*	1,681	42
PPG Industries#	2,097	116
Praxair#	3,814	292
Sealed Air	2,020	38
Sigma-Aldrich#	1,458	74
Titanium Metals	1,128	9
United States Steel#	1,852	81
Vulcan Materials#	1,506	75
Weyerhaeuser	2,428	91

		3,767

Telecommunication Services — 3.2%
American Tower, Cl A*	5,073	161
AT&T	75,134	1,957
CenturyTel	3,759	121
Frontier Communications	3,989	28
MetroPCS Communications*#	2,926	23
Qwest Communications International#	18,235	66
Sprint Nextel*	36,195	133
Verizon Communications#	36,182	1,123
Windstream	5,487	47

		3,659

Utilities — 3.6%
AES*	8,485	116
Allegheny Energy	1,873	49
Ameren#	2,264	61
American Electric Power	5,879	185
CenterPoint Energy	4,048	50
CMS Energy#	2,899	39

Allegiant S&P 500 ® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Utilities — continued
Consolidated Edison#	3,271	$131
Constellation Energy Group	2,003	63
Dominion Resources	6,794	225
DTE Energy	2,090	73
Duke Energy#	15,971	247
Dynegy, Cl A*	6,469	12
Edison International	4,152	139
Entergy	2,497	197
EQT	1,400	56
Exelon	8,004	400
FirstEnergy	3,142	142
FPL Group	5,216	293
Integrys Energy Group	975	33
Nicor#	575	21
NiSource	3,150	42
Northeast Utilities	2,082	50
Pepco Holdings	1,712	25
PG&E#	4,298	174
Pinnacle West Capital#	1,291	42
PPL	4,793	141
Progress Energy#	3,389	134
Progress Energy CVO (A) (B)	2,575	—
Public Service Enterprise Group	6,434	204
Questar	1,899	64
SCANA	1,552	54
Sempra Energy	3,105	156
Southern	9,070	283
TECO Energy#	2,191	29
Wisconsin Energy#	1,276	58
Xcel Energy	5,707	113

		4,101

Total Domestic Common Stocks (Cost $100,934)		112,545

FOREIGN COMMON STOCKS — 0.1%
Energy — 0.0%
Nabors Industries (Bermuda)*#	2,757	49

Financials — 0.1%
XL Capital, Cl A (Cayman Islands)	4,208	73

Total Foreign Common Stocks (Cost $127)		122

EXCHANGE TRADED FUNDS — 1.0%
iShares S&P 500® Index Fund	6,300	648
S&P Depository Receipt, Trust Series 1	4,500	462

Total Exchange Traded Funds (Cost $1,072)		1,110

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate# (A) (B) (Cost $ — )	5,934	—

AFFILIATED MONEY MARKET FUND — 0.1%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $97)	97,221	97

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.8% (Cost $102,230)		113,874

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 19.4%
Affiliated Money Market Fund — 9.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	10,739,357	10,739

Money Market Funds — 10.0%
AIM STIT Liquid Assets Portfolio	2,999,782	3,000
Dreyfus Institutional Cash Advantage Fund	2,314,798	2,315
Federated Prime Obligations Fund	1,141,097	1,141
Fidelity Institutional Prime Money Market Portfolio	2,988,345	2,988
JP Morgan Prime Money Market Fund	1,311,737	1,312
RBC Prime Money Market Fund	717,261	717

		11,473

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $22,212)		22,212

TOTAL INVESTMENTS — 119.2% (Cost $124,442)**		136,086

Other Assets & Liabilities — (19.2)%		(21,955)

TOTAL NET ASSETS — 100.0%		$114,131

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $131,942.

Gross unrealized appreciation (000)	$16,323
Gross unrealized depreciation (000)	(12,179)

Net unrealized appreciation (000)	$4,144

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $21,559.
(A)	Illiquid Security
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods determined in good faith by the Board of Trustees.

Cl — Class

CVO — Contingent Value Obligation

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	1	$246	09/18/09	$9

Cash in the amount of $22,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$97	$—
Domestic Common Stocks	112,545	—
Exchange Traded Funds	1,110	—
Foreign Common Stocks	122	—
Futures	—	9
Short Term Investments Purchased With Collateral From Securities Loaned	22,212	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Rights	—	—

Totals	$136,086	$9

Level 3 Reconciliation:

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities		Other Financial Instruments
Balance, 05/31/09
Domestic Common Stocks	$—	(A)	$—
Accrued discounts/premiums
Domestic Common Stocks	—		—
Realized gain (loss)	—		—
Domestic Common Stocks	—		—
Change in unrealized appreciation (depreciation) Domestic Common Stocks	—		—
Net purchases (sales) Domestic Common Stocks	—		—
Transfers in and/or out of Level 3	—		—

Balance, 08/31/09	$—	(A)	$—

(A)	Value is less than $500.

See Notes to Schedules of Investments.

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited )

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 85.4%
Consumer Discretionary — 11.3%
Buckle#	54,400	$1,439
Deckers Outdoor*	52,680	3,598
Penn National Gaming*	108,270	3,163
Snap-On#	43,160	1,611
Sonic*#	186,880	2,136
Strayer Education#	11,522	2,432
Tractor Supply*#	82,600	3,887

		18,266

Consumer Staples — 3.0%
Chattem*#	47,670	2,919
Corn Products International	66,760	1,980

		4,899

Energy — 6.8%
Alon USA Energy#	135,420	1,275
ATP Oil & Gas*#	210,300	2,345
Atwood Oceanics*#	82,470	2,349
Contango Oil & Gas*	17,820	801
Encore Acquisition*#	58,100	2,190
Oil States International*#	69,060	2,035

		10,995

Financials — 14.4%
Affiliated Managers Group*#	64,950	4,243
Bank of the Ozarks#	129,420	3,228
Glacier Bancorp#	213,070	3,177
Investment Technology Group*	33,280	820
Pinnacle Financial Partners*#	157,900	2,380
Portfolio Recovery Associates*#	110,910	4,871
Prosperity Bancshares#	63,240	2,184
RLI	15,550	824
Valley National Bancorp#	127,892	1,491

		23,218

Healthcare — 7.6%
Bio-Reference Labs*#	69,698	2,317
Catalyst Health Solutions*	97,470	2,784
Charles River Laboratories International*	51,730	1,784
Cubist Pharmaceuticals*#	82,850	1,713
NuVasive*#	90,050	3,608

		12,206

Industrials — 18.3%
AAR*#	132,850	2,260
BE Aerospace*#	258,520	4,428
Curtiss-Wright#	48,890	1,593
EMCOR Group*	131,890	3,056
Esterline Technologies*	80,800	2,498
Harsco	48,750	1,521
Houston Wire & Cable#	222,900	2,566
ICF International*#	114,020	3,118
IDEX#	148,155	3,917
Regal-Beloit#	33,280	1,513
Shaw Group (The)*	45,770	1,342
Terex*#	110,500	1,821

		29,633

Information Technology — 16.1%
ANSYS*#	66,580	2,340
Comtech Telecommunications*	98,320	3,345
Daktronics#	175,970	1,420
Digital River*#	78,000	2,755
FactSet Research Systems#	54,710	3,011
j2 Global Communications*#	108,335	2,315
OSI Systems*#	150,320	2,536
Rofin-Sinar Technologies*#	94,120	2,140
TeleCommunication Systems*	108,260	816
Trimble Navigation*	96,780	2,464
Tyler Technologies*#	185,730	2,829

		25,971

Materials — 5.9%
AK Steel Holding	79,220	1,610
AptarGroup#	39,810	1,369
Balchem#	97,770	2,435
Compass Minerals International#	46,500	2,473
Universal Stainless & Alloy*#	87,750	1,571

		9,458

Utilities — 2.0%
UGI	127,430	3,251

Total Domestic Common Stocks (Cost $133,987)		137,897

FOREIGN COMMON STOCKS — 11.8%
Consumer Discretionary — 1.1%
Gildan Activewear (Canada)*#	89,110	1,835

Financials — 7.5%
FirstService (Canada)*	218,006	3,508
Lazard, Cl A (Bermuda)	106,470	4,138
Montpelier Re Holdings (Bermuda)#	274,090	4,410

		12,056

Materials — 3.2%
Methanex (Canada)#	157,770	2,824
Northgate Minerals (Canada)*	1,039,620	2,329

		5,153

Total Foreign Common Stocks (Cost $22,139)		19,044

AFFILIATED MONEY MARKET FUND — 2.8%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $4,451)	4,451,310	4,451

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.0% (Cost $160,577)		161,392

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 43.5%
Affiliated Money Market Fund — 21.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	34,006,719	34,007

Money Market Funds — 22.5%
AIM STIT Liquid Assets Portfolio	9,498,962	9,499
Dreyfus Institutional Cash Advantage Fund	7,329,924	7,330
Federated Prime Obligations Fund	3,613,343	3,613

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — continued
Money Market Funds — continued
Fidelity Institutional Prime Money Market Portfolio	9,462,745	$9,463
JP Morgan Prime Money Market Fund	4,153,683	4,154
RBC Prime Money Market Fund	2,271,244	2,271

		36,330

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $70,337)		70,337

TOTAL INVESTMENTS — 143.5% (Cost $230,914)**		231,729

Other Assets & Liabilities — (43.5)%		(70,288)

TOTAL NET ASSETS — 100.0%		$161,441

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $232,237.

Gross unrealized appreciation (000)	$15,469
Gross unrealized depreciation (000)	(15,977)

Net unrealized depreciation (000)	$(508)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $68,595.

Cl — Class

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	38	$1,984	09/18/09	$188

Cash in the amount of $152,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$4,451	$—
Domestic Common Stocks	137,897	—
Foreign Common Stocks	19,044	—
Futures	—	188
Short Term Investments Purchased With Collateral From Securities Loaned	70,337	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$231,729	$188

See Notes to Schedules of Investments.

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 11.5%
Automotive — 4.8%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	$4,305	$4,408
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	3,465	3,635
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	2,146	2,188
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	1,425	1,455

		11,686

Credit Cards — 2.3%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	2,720	2,786
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	2,720	2,776

		5,562

Mortgage Related — 0.1%
Bear Stearns, Series 1999-2, Cl AF2
8.274%, 10/25/29 (A)	300	237

Utilities — 4.3%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	4,065	4,447
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	5,787

		10,234

Total Asset Backed Securities (Cost $26,298)		27,719

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.8%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	10,368
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	6,096

Total Collateralized Mortgage Obligations (Cost $15,207)		16,464

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.9%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	5,370	5,003
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (B)	6,600	6,385
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	5,650	5,334

Total Commercial Mortgage-Backed Securities (Cost $17,395)		16,722

CORPORATE BONDS — 26.1%
Cable — 0.7%
Comcast
6.400%, 05/15/38	350	371
Cox Communications
4.625%, 06/01/13	550	567
Time Warner Cable
5.850%, 05/01/17	665	699

		1,637

Consumer Staples — 0.3%
Delhaize Group SA
5.875%, 02/01/14	575	612

Energy — 2.6%
Anadarko Petroleum
8.700%, 03/15/19#	550	648
ConocoPhillips
5.750%, 02/01/19	375	411
Energy Transfer Partners LP
5.950%, 02/01/15	595	628
EQT
8.125%, 06/01/19	610	685
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	925	1,000
Nexen
5.875%, 03/10/35	830	730
Petro-Canada
6.050%, 05/15/18	650	673
Sunoco
9.625%, 04/15/15#	600	704
XTO Energy
5.750%, 12/15/13	730	788

		6,267

Financials — 8.6%
American Express Bank FSB
5.550%, 10/17/12	1,075	1,118
Ameriprise Financial
7.300%, 06/28/19	665	733
Bank of America (MTN)
5.650%, 05/01/18#	900	870
Barclays Bank PLC
6.750%, 05/22/19#	570	625
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	650	664
Citigroup
5.125%, 05/05/14	1,935	1,864
Credit Suisse NY
5.500%, 05/01/14	550	591
General Electric Capital (MTN)
5.875%, 01/14/38	2,350	2,086
Goldman Sachs Group
5.950%, 01/18/18	1,205	1,254

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Inter-American Development Bank
7.375%, 01/15/10	$1,200	$1,230
International Lease Finance (MTN)
5.625%, 09/15/10	685	643
JPMorgan Chase
6.000%, 01/15/18	1,800	1,934
JPMorgan Chase Capital XV
5.875%, 03/15/35	600	515
Marsh & McLennan
9.250%, 04/15/19#	672	827
Merrill Lynch (MTN)
6.875%, 04/25/18	1,000	1,021
MetLife
7.717%, 02/15/19#	590	690
Morgan Stanley
5.300%, 03/01/13#	460	481
6.000%, 05/13/14#	565	599
Principal Financial Group
8.875%, 05/15/19	625	716
Prudential Financial (MTN)
7.375%, 06/15/19	685	744
Wachovia Capital Trust III
5.800%, 03/15/42 (B)	1,260	813
Westpac Banking
4.200%, 02/27/15	925	931

		20,949

Food, Beverage & Tobacco — 0.3%
Anheuser-Busch Worldwide
7.750%, 01/15/19 (C)	625	732

Industrials — 1.0%
CRH America
8.125%, 07/15/18	725	780
Ingersoll-Rand Global Holding
9.500%, 04/15/14	620	727
Koninklijke Philips Electronics NV
6.875%, 03/11/38	700	804

		2,311

Real Estate Investment Trusts — 0.6%
AMB Property LP (MTN)
6.300%, 06/01/13	800	776
Realty Income
6.750%, 08/15/19	705	686

		1,462

Retail — 1.4%
AutoZone
6.500%, 01/15/14	640	688
Home Depot
5.875%, 12/16/36#	625	602
Staples
9.750%, 01/15/14#	600	704
TJX
6.950%, 04/15/19	595	700
Wal-Mart Stores
5.250%, 09/01/35#	825	819

		3,513

Technology — 0.5%
International Business Machines
7.625%, 10/15/18#	600	736
KLA-Tencor
6.900%, 05/01/18	475	486

		1,222

Telecommunications — 1.8%
AT&T
6.550%, 02/15/39#	595	649
British Telecommunications PLC
8.625%, 12/15/10	575	619
Deutsche Telekom International Finance BV
6.000%, 07/08/19#	700	757
GTE
6.940%, 04/15/28	1,525	1,634
Telecom Italia Capital SA
6.999%, 06/04/18	550	605
Verizon Communications
7.350%, 04/01/39	160	192

		4,456

Transportation — 0.3%
ERAC USA Finance
6.375%, 10/15/17 (C)	685	671

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 5.8%
Bank of America (TLGP) (FDIC)
3.125%, 06/15/12#	1,200	1,246
General Electric Capital (TLGP) (FDIC)
3.000%, 12/09/11#	1,335	1,381
2.125%, 12/21/12#	5,245	5,275
Goldman Sachs Group (TLGP) (FDIC)
3.625%, 08/01/12#	430	439
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12#	695	703
2.125%, 12/26/12#	4,250	4,293
State Street (TLGP) (FDIC)
2.150%, 04/30/12#	710	720

		14,057

Utilities — 2.2%
Appalachian Power
4.950%, 02/01/15	875	907
Baltimore Gas & Electric
6.125%, 07/01/13	905	976
Bruce Mansfield Unit
6.850%, 06/01/34	570	477
Dominion Resources
7.000%, 06/15/38#	530	620
Midamerican Energy Holdings
6.125%, 04/01/36#	1,075	1,143
Nisource Finance
6.400%, 03/15/18#	880	869
Potomac Electric Power
6.500%, 11/15/37	360	407

		5,399

Total Corporate Bonds (Cost $60,156)		63,288

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 31.3%
Federal Home Loan Mortgage Corporation — 0.3%
9.500%, 10/01/20	$84	$93
9.000%, 05/01/20	35	39
8.500%, 09/01/16	2	3
8.000%, 07/01/25	79	89
7.500%, 11/01/10	1	1
7.500%, 05/01/11	26	28
7.000%, 11/01/10	18	18
7.000%, 11/01/28	360	395
6.500%, 11/01/10	4	5

		671

Federal National Mortgage Association — 30.2%
9.500%, 05/01/18	12	13
9.000%, 11/01/24	170	194
7.000%, 01/01/33	594	651
7.000%, 10/01/33	122	134
6.500%, 12/01/37	6,267	6,714
6.000%, 07/01/28	1	1
6.000%, 01/01/34	158	167
6.000%, 11/01/35	227	241
6.000%, 09/01/36	7,515	7,935
6.000%, 02/01/37	533	562
6.000%, 07/01/37	2,511	2,648
6.000%, 08/01/38	1,411	1,487
6.000%, 09/01/38	3,150	3,322
5.500%, 12/01/33	7,499	7,855
5.500%, 05/01/35	1,331	1,392
5.500%, 12/01/36	7,315	7,648
5.000%, 06/01/20	3,556	3,738
5.000%, 10/01/35	9,021	9,294
5.000%, 11/01/35	896	923
4.500%, 08/01/20	6,220	6,507
4.500%, 10/01/20	2,909	3,027
4.500%, 03/01/21	5,231	5,472
4.500%, 09/01/35	3,099	3,128

		73,053

Government National Mortgage Association — 0.8%
8.500%, 11/15/21	37	42
8.500%, 07/15/22	14	16
8.250%, 04/20/17	3	3
8.000%, 01/15/30	239	271
6.500%, 06/15/32	182	196
6.500%, 10/15/33	245	262
6.000%, 08/15/32	98	104
6.000%, 02/15/33	852	908
6.000%, 11/15/33	190	202
6.000%, 11/15/34	11	11

		2,015

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $72,224)		75,739

U.S. TREASURY OBLIGATIONS — 15.7%
U.S. Treasury Bonds — 3.8%
5.375%, 02/15/31#	4,520	5,288
4.500%, 02/15/36#	3,660	3,851

		9,139

U.S. Treasury Inflationary Index Bond (TIP) — 3.2%
1.625%, 01/15/18#	7,690	7,829

U.S. Treasury Notes — 8.7%
4.875%, 07/31/11#	3,400	3,655
4.500%, 11/15/10#	3,000	3,146
4.250%, 08/15/13#	4,220	4,594
2.750%, 02/15/19#	6,425	6,082
1.375%, 04/15/12#	3,675	3,681

		21,158

Total U.S. Treasury Obligations (Cost $38,545)		38,126

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	60,500	121
Freddie Mac	44,080	94

Total Preferred Stocks (Cost $2,502)		215

AFFILIATED MONEY MARKET FUND — 1.2%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $2,885)	2,885,046	2,885

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 99.6% (Cost $235,212)		241,158

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 25.2%
Affiliated Money Market Fund — 12.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	29,542,481	29,542

Money Market Funds — 13.0%
AIM STIT Liquid Assets Portfolio	8,251,984	8,252
Dreyfus Institutional Cash Advantage Fund	6,367,687	6,368
Federated Prime Obligations Fund	3,139,001	3,139
Fidelity Institutional Prime Money Market Portfolio	8,220,522	8,221
JP Morgan Prime Money Market Fund	3,608,408	3,608
RBC Prime Money Market Fund	1,973,086	1,973

		31,561

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $61,103)		61,103

TOTAL INVESTMENTS — 124.8% (Cost $296,315)*		302,261

Other Assets & Liabilities — (24.8)%		(60,120)

TOTAL NET ASSETS — 100.0%		$242,141

*	Aggregate cost for Federal income tax purposes is (000) $296,362.

Gross unrealized appreciation (000)	$10,444
Gross unrealized depreciation (000)	(4,545)

Net unrealized appreciation (000)	$5,899

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $59,987.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2009.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2009.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,403 and represents 0.6% of net assets as of August 31, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$2,885	$—
Preferred Stocks	215	—
Short Term Investments Purchased With Collateral From Securities Loaned	61,103	—
Level 2 - Other Significant Observable Inputs Asset Backed Securities	27,719	—
Collateralized Mortgage Obligations	16,464	—
Commercial Mortgage-Backed Securities	16,722	—
Corporate Bonds	63,288	—
U.S. Government Agency Mortgage-Backed Obligations	75,739	—
U.S. Treasury Obligations	38,126	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$302,261	$—

See Notes to Schedules of Investments.

Allegiant Government Mortgage Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.8%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	$18	$20
Fannie Mae, Series 2003-56, Cl MB
4.500%, 06/25/18	1,292	1,324
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	61	66
Freddie Mac, Series 2642, Cl JE
5.000%, 09/15/32	1,500	1,557
Freddie Mac, Series 2723, Cl PD
5.500%, 05/15/32	2,131	2,231
Freddie Mac, Series 2881, Cl TE
5.000%, 07/15/33	5,140	5,310
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	1,050	1,115
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19	121	121

Total Collateralized Mortgage Obligations (Cost $11,329)		11,744

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 90.4%
Federal Home Loan Mortgage Corporation — 7.4%
12.250%, 08/01/15	24	25
9.000%, 04/01/16 to 09/01/20	110	120
8.750%, 05/01/17	16	18
8.500%, 09/01/17 to 01/01/22	94	102
8.000%, 02/01/17 to 03/01/22	70	75
7.000%, 05/01/31	117	128
6.000%, 10/01/32	756	805
5.500%, 03/01/28 to 12/01/36	7,138	7,455
5.000%, 11/01/35	3,905	4,024

		12,752

Federal National Mortgage Association — 75.7%
12.500%, 05/01/15	28	31
11.250%, 05/01/14	11	12
10.000%, 06/01/21	13	15
9.000%, 02/01/17 to 10/01/19	12	13
8.500%, 11/01/21 to 09/01/23	34	37
8.000%, 02/01/23 to 03/01/23	14	16
7.500%, 09/01/22 to 05/01/32	523	582
7.000%, 12/01/15 to 10/01/32	633	693
6.500%, 12/01/12 to 02/01/38	7,993	8,577
6.000%, 06/01/27 to 08/01/38	29,708	31,376
5.500%, 11/01/09 to 12/01/36	42,784	44,857
5.000%, 06/01/18 to 11/01/35	30,269	31,364
4.500%, 04/01/18 to 06/01/20	9,079	9,517
4.000%, 04/01/39	3,319	3,250

		130,340

Government National Mortgage Association — 7.3%
17.000%, 11/15/11	20	23
15.000%, 06/15/11 to 01/15/13	309	356
14.500%, 09/15/12	2	2
14.000%, 05/15/11 to 02/15/15	94	106
13.500%, 05/15/10 to 01/20/15	121	141
13.000%, 11/15/10 to 06/20/15	142	161
12.500%, 04/15/10 to 01/20/16	153	171
12.000%, 08/15/12 to 09/15/15	141	157
11.500%, 02/15/13 to 08/15/14	46	51
9.250%, 12/15/16 to 05/15/21	55	61
9.000%, 10/15/10 to 11/15/24	262	294
8.750%, 12/15/16	43	47
8.500%, 01/15/17 to 09/15/24	242	271
8.000%, 04/15/17 to 05/20/30	698	791
7.500%, 09/20/15 to 09/20/30	1,283	1,431
7.000%, 12/15/10 to 06/15/32	2,236	2,458
6.500%, 10/15/22 to 09/15/31	1,715	1,831
6.000%, 07/20/29	621	662
4.500%, 03/15/39	3,478	3,514

		12,528

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $148,373)		155,620

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $4,642)	4,642,040	4,642

TOTAL INVESTMENTS — 99.9% (Cost $164,344)*		172,006

Other Assets & Liabilities — 0.1%		110

TOTAL NET ASSETS — 100.0%		$172,116

*	Aggregate cost for Federal income tax purposes is (000) $164,344.

Gross unrealized appreciation (000)	$7,682
Gross unrealized depreciation (000)	(20)

Net unrealized appreciation (000)	$7,662

†	See Note 2 in Notes to Schedules of Investments.

Cl — Class

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$4,642	$—
Level 2 - Other Significant Observable Inputs
Collateralized Mortgage Obligations	11,744	—
U.S. Government Agency Mortgage-Backed Obligations	155,620	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$172,006	$—

See Notes to Schedules of Investments.

Allegiant High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 96.1%
Automotive — 4.4%
Ford Motor Credit
7.250%, 10/25/11	$515	$485
Motors Liquidation
8.375%, 07/15/33# (A)	405	62

		547

Cable — 5.3%
CSC Holdings
8.500%, 06/15/15# (B)	225	227
DirecTV Holdings LLC
8.375%, 03/15/13	150	154
DISH DBS
7.750%, 05/31/15	275	270

		651

Consumer Discretionary — 2.1%
Mohawk Industries
6.625%, 01/15/16	275	258

Consumer Non-Cyclical — 2.6%
Hanesbrands
4.593%, 12/15/14 (C)	225	193
Quiksilver
6.875%, 04/15/15	200	127

		320

Consumer Services — 18.7%
Browning-Ferris Industries
9.250%, 05/01/21	50	56
Education Management LLC
8.750%, 06/01/14	150	154
Gaylord Entertainment
8.000%, 11/15/13	100	91
Host Hotels & Resorts LP
7.000%, 08/15/12#	100	98
International Game Technology
7.500%, 06/15/19	100	108
Iron Mountain
8.750%, 07/15/18#	200	204
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (B)	200	42
MGM Mirage
11.125%, 11/15/17# (B)	165	179
Royal Caribbean Cruises
11.875%, 07/15/15#	375	392
Speedway Motorsports
6.750%, 06/01/13	100	97
Starwood Hotels & Resorts Worldwide
7.875%, 05/01/12#	260	261
Ticketmaster Entertainment
10.750%, 08/01/16	345	331
Universal City Development Partners
11.750%, 04/01/10	100	100
Universal City Florida Holding
8.375%, 05/01/10	130	119
Wynn Las Vegas Capital
6.625%, 12/01/14	90	82

		2,314

Consumer Staples — 1.4%
Constellation Brands
8.375%, 12/15/14	175	178

Energy — 13.1%
Chesapeake Energy
6.625%, 01/15/16	300	273
Copano Energy LLC
7.750%, 06/01/18	90	83
Denbury Resources
7.500%, 04/01/13	200	198
Encore Acquisition
6.000%, 07/15/15	90	77
9.500%, 05/01/16	150	151
MarkWest Energy Partners LP
8.500%, 07/15/16	300	284
OPTI Canada
8.250%, 12/15/14	160	104
PHI
7.125%, 04/15/13	300	278
Tesoro
6.625%, 11/01/15	185	166

		1,614

Financials — 3.3%
Wells Fargo Capital XV
9.750%, 12/29/49# (C)	400	406

Food, Beverage & Tobacco — 0.9%
Del Monte
8.625%, 12/15/12	105	107

Healthcare — 3.5%
HCA
9.250%, 11/15/16	425	430

Industrials — 9.5%
Baldor Electric
8.625%, 02/15/17	185	184
Clean Harbors
7.625%, 08/15/16 (B)	100	100
H&E Equipment Services
8.375%, 07/15/16	160	138
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17	330	188
K Hovnanian Enterprises
11.500%, 05/01/13	250	242
Terex
7.375%, 01/15/14	125	119
10.875%, 06/01/16	100	105
USG
6.300%, 11/15/16	125	100

		1,176

Materials — 5.1%
Ball
7.125%, 09/01/16	100	100
Cytec Industries
8.950%, 07/01/17	50	53
Dow Chemical
8.550%, 05/15/19	150	164
International Paper
9.375%, 05/15/19	100	112

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
Owens-Illinois
7.800%, 05/15/18	$100	$99
Rock-Tenn
9.250%, 03/15/16	100	105

		633

Retail — 3.4%
GameStop
8.000%, 10/01/12	210	213
Limited Brands
8.500%, 06/15/19 (B)	100	101
Neiman-Marcus Group
10.375%, 10/15/15	150	112

		426

Technology — 6.8%
BE Aerospace
8.500%, 07/01/18#	250	246
Sungard Data Systems
10.625%, 05/15/15 (B)	385	398
TransDigm
7.750%, 07/15/14	200	198

		842

Telecommunications — 3.2%
Nextel Communications
7.375%, 08/01/15	265	226
Sprint Capital
8.375%, 03/15/12	175	175

		401

Transportation — 3.8%
Hertz
10.500%, 01/01/16#	230	227
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	250	246

		473

Utilities — 9.0%
Centerpoint Energy
5.950%, 02/01/17	75	72
Edison Mission Energy
7.750%, 06/15/16	225	183
Nisource Finance
10.750%, 03/15/16	200	234
NRG Energy
7.250%, 02/01/14#	220	214
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15#	625	414

		1,117

Total Corporate Bonds (Cost $11,720)		11,893

	Number of Shares
PREFERRED STOCKS — 0.2%
Financial Conduits — 0.2%
Fannie Mae	10,000	20
Freddie Mac	3,000	7

Total Preferred Stocks (Cost $324)		27

AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Money Market Fund, Class I† (Cost $180)	179,858	180

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned — 97.8% (Cost $12,224)		12,100

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 17.2%
Affiliated Money Market Fund — 8.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,026,999	1,027

Money Market Funds — 8.9%
AIM STIT Liquid Assets Portfolio	286,868	287
Dreyfus Institutional Cash Advantage Fund	221,363	221
Federated Prime Obligations Fund	109,123	109
Fidelity Institutional Prime Money Market Portfolio	285,774	286
JP Morgan Prime Money Market Fund	125,441	125
RBC Prime Money Market Fund	68,591	69

		1,097

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $2,124)		2,124

TOTAL INVESTMENTS — 115.0%
(Cost $14,348)*		14,224

Other Assets & Liabilities — (15.0)%		(1,852)

TOTAL NET ASSETS — 100.0%		$12,371

*	Aggregate cost for Federal income tax purposes is (000) $14,436.

Gross unrealized appreciation (000)	$610
Gross unrealized depreciation (000)	(822)

Net unrealized depreciation (000)	$(212)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $2,079.
(A)	Security in default.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,047 and represents 8.5% of net assets as of August 31, 2009.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2009.

LLC — Limited Liability Company

LP — Limited Partnership

See Notes to Schedules of Investments.

Allegiant High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Invesments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$180	$—
Preferred Stocks	27	—
Short Term Investments Purchased With Collateral From Securities Loaned	2,124	—
Level 2 - Other Significant Observable Inputs
Corporate Bonds	11,893	—
Level 3 - Significant Unobservable Input	—	—

Totals	$14,224	$—

See Notes to Schedules of Investments.

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 8.0%
Automotive — 3.7%
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	$4,010	$4,154
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A3
5.130%, 05/15/11	33	33
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	5,250	5,375
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	2,752	2,803
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	76	76
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	1,335	1,363

		13,804

Credit Cards — 2.5%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	3,505	3,590
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	5,420	5,585

		9,175

Utilities — 1.8%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,876

Total Asset Backed Securities (Cost $28,844)		29,855

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	644	656
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,740
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	5,204
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	614	631

Total Collateralized Mortgage Obligations (Cost $11,527)		12,231

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Banc of America Commercial Mortgage, Series 2006-3, Cl A1
5.685%, 07/10/44	1,887	1,918

(Cost $1,895)

CORPORATE BONDS — 35.5%
Cable — 0.5%
Cox Communications
4.625%, 06/01/13	760	784
Time Warner Cable
5.850%, 05/01/17	885	929

		1,713

Consumer Discretionary — 0.2%
Hasbro
6.125%, 05/15/14	710	768

Consumer Staples — 0.3%
Clorox
5.000%, 03/01/13	1,010	1,068

Energy — 3.9%
Anadarko Petroleum
8.700%, 03/15/19	800	942
BP Capital Markets PLC
3.625%, 05/08/14	700	719
ConocoPhillips
5.750%, 02/01/19	870	953
Devon Energy
6.300%, 01/15/19#	845	933
Energy Transfer Partners LP
5.950%, 02/01/15	934	986
EQT
8.125%, 06/01/19	875	983
Hess
8.125%, 02/15/19	810	958
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,100	1,152
Nexen
6.200%, 07/30/19	900	910
NGPL Pipe
7.119%, 12/15/17 (A)	1,325	1,452
Petro-Canada
6.050%, 05/15/18	940	974
Sunoco
9.625%, 04/15/15#	750	880
TEPPCO Partners LP
6.650%, 04/15/18	1,130	1,218
XTO Energy
4.900%, 02/01/14	1,610	1,671

		14,731

Financials — 10.1%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	970	1,025
American Express Bank FSB
5.550%, 10/17/12	1,625	1,689
Ameriprise Financial
7.300%, 06/28/19	925	1,020
Bank of America (MTN)
5.650%, 05/01/18	2,890	2,794
Barclays Bank PLC
6.750%, 05/22/19	1,025	1,123
BB&T (MTN)
5.700%, 04/30/14	1,515	1,621
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	825	842
Citigroup
5.125%, 05/05/14	3,625	3,492
Credit Suisse USA
6.125%, 11/15/11	1,100	1,182

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Deutsche Bank
4.875%, 05/20/13#	$1,500	$1,585
General Electric Capital
5.625%, 05/01/18	2,425	2,415
Goldman Sachs Group
5.950%, 01/18/18	1,152	1,199
7.500%, 02/15/19	1,100	1,266
International Lease Finance (MTN)
5.625%, 09/15/10	940	883
JPMorgan Chase
6.000%, 01/15/18	3,180	3,417
Marsh & McLennan
9.250%, 04/15/19#	855	1,052
Merrill Lynch (MTN)
6.875%, 04/25/18	2,370	2,420
Morgan Stanley
5.300%, 03/01/13	1,200	1,254
6.000%, 05/13/14#	725	769
Principal Financial Group
8.875%, 05/15/19	875	1,002
Prudential Financial (MTN)
7.375%, 06/15/19	970	1,054
TIAA Global Markets
4.950%, 07/15/13 (A)	1,000	1,049
UBS AG (MTN)
5.750%, 04/25/18	925	909
Wachovia (MTN)
5.750%, 02/01/18	1,275	1,339
Westpac Banking
4.200%, 02/27/15	1,425	1,434

		37,835

Food, Beverage & Tobacco — 1.1%
Anheuser-Busch Worldwide
7.750%, 01/15/19 (A)	750	878
ConAgra Foods
5.875%, 04/15/14	825	905
Diageo Capital PLC
5.750%, 10/23/17	1,075	1,172
General Mills
5.650%, 02/15/19	975	1,053

		4,008

Industrials — 2.4%
Caterpillar
7.000%, 12/15/13	1,550	1,769
CRH America
8.125%, 07/15/18	900	968
General Electric
5.250%, 12/06/17	3,280	3,349
Ingersoll-Rand Global Holding
9.500%, 04/15/14	820	962
Koninklijke Philips Electronics NV
5.750%, 03/11/18	950	999
PACCAR
6.875%, 02/15/14#	850	956

		9,003

Insurance — 0.6%
MetLife
6.817%, 08/15/18#	925	1,022
New York Life Global Funding
4.650%, 05/09/13 (A)	1,340	1,388

		2,410

Real Estate Investment Trusts — 0.5%
AMB Property LP (MTN)
6.300%, 06/01/13	910	883
Realty Income
5.950%, 09/15/16	1,035	987

		1,870

Retail — 1.5%
AutoZone
6.500%, 01/15/14	850	913
Home Depot
5.250%, 12/16/13	925	982
Kroger
5.000%, 04/15/13	1,050	1,099
Staples
9.750%, 01/15/14	850	998
TJX
6.950%, 04/15/19	1,300	1,529

		5,521

Technology — 0.6%
Analog Devices
5.000%, 07/01/14	455	472
International Business Machines
7.625%, 10/15/18#	1,100	1,350
KLA-Tencor
6.900%, 05/01/18	575	588

		2,410

Telecommunications — 2.4%
AT&T
5.100%, 09/15/14	1,735	1,875
British Telecommunications PLC
8.625%, 12/15/10	750	808
Corning
6.625%, 05/15/19	410	443
Deutsche Telekom International Finance BV
6.000%, 07/08/19#	935	1,011
GTE
6.840%, 04/15/18	590	660
Telecom Italia Capital SA
6.999%, 06/04/18	845	929
Verizon Communications
5.550%, 02/15/16#	1,775	1,885
6.350%, 04/01/19	255	283
Verizon Wireless Capital LLC
5.550%, 02/01/14 (A)	1,025	1,109

		9,003

Transportation — 1.1%
Canadian National Railway
5.550%, 05/15/18	965	1,042
ERAC USA Finance
6.375%, 10/15/17 (A)	700	685
FedEx
7.375%, 01/15/14	410	462
Norfolk Southern
5.750%, 01/15/16 (A)	900	960

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — continued
Union Pacific
5.750%, 11/15/17	$1,068	$1,144

		4,293

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 8.4%
Bank of America (TLGP) (FDIC)
3.125%, 06/15/12#	1,500	1,558
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	2,855	2,946
General Electric Capital (TLGP) (FDIC)
1.625%, 01/07/11#	1,880	1,897
3.000%, 12/09/11#	6,760	6,995
2.125%, 12/21/12#	7,295	7,337
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11#	925	933
3.625%, 08/01/12#	440	449
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12#	870	880
2.125%, 12/26/12#	7,280	7,354
State Street (TLGP) (FDIC)
2.150%, 04/30/12#	1,005	1,019

		31,368

Utilities — 1.9%
Appalachian Power
4.950%, 02/01/15	975	1,011
Baltimore Gas & Electric
6.125%, 07/01/13	1,150	1,241
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	1,000	1,112
Metropolitan Edison
7.700%, 01/15/19	900	1,043
Nisource Finance
6.400%, 03/15/18	625	617
Peco Energy
5.000%, 10/01/14	725	777
PSI Energy
6.050%, 06/15/16	1,260	1,361

		7,162

Total Corporate Bonds (Cost $125,428)		133,163

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 11.4%
Federal Home Loan Mortgage Corporation — 0.5%
3.500%, 05/01/11	1,797	1,825

Federal National Mortgage Association — 10.9%
6.000%, 10/01/36	4,794	5,062
6.000%, 07/01/37	2,474	2,609
5.500%, 10/01/09	2	2
5.500%, 12/01/36	5,409	5,656
5.500%, 03/01/38	4,652	4,850
5.000%, 02/01/35	7,188	7,412
5.000%, 03/01/36	5,450	5,615
4.500%, 08/01/20	5,953	6,228
4.500%, 04/01/23	3,366	3,468

		40,902

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $40,973)		42,727

U.S. GOVERNMENT AGENCY OBLIGATION — 3.2%
Federal National Mortgage Association — 3.2%
1.750%, 03/23/11 (Cost $12,059)	12,015	12,171

U.S. TREASURY OBLIGATIONS — 35.9%
U.S. Treasury Inflationary Index Bond (TIP) — 2.9%
1.625%, 01/15/18#	10,460	10,649

U.S. Treasury Notes — 33.0%
6.500%, 02/15/10#	15,075	15,504
4.875%, 07/31/11#	26,180	28,140
4.875%, 08/15/16#	3,805	4,257
4.750%, 05/15/14#	11,405	12,677
4.250%, 08/15/13#	33,960	36,971
2.750%, 02/15/19#	21,200	20,069
1.375%, 04/15/12#	6,155	6,165

		123,783

Total U.S. Treasury Obligations (Cost $134,800)		134,432

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $6,255)	6,255,464	6,255

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $361,781)		372,752

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 44.4%
Affiliated Money Market Fund — 21.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	80,482,977	80,483

Money Market Funds — 22.9%
AIM STIT Liquid Assets Portfolio	22,480,992	22,481
Dreyfus Institutional Cash Advantage Fund	17,347,576	17,348
Federated Prime Obligations Fund	8,551,622	8,552
Fidelity Institutional Prime Money Market Portfolio	22,395,277	22,395
JP Morgan Prime Money Market Fund	9,830,433	9,830
RBC Prime Money Market Fund	5,375,305	5,375

		85,981

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $166,464)		166,464

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 143.9% (Cost $528,245)*	$539,216

Other Assets & Liabilities — (43.9)%	(164,562)

TOTAL NET ASSETS — 100.0%	$374,654

*	Aggregate cost for Federal income tax purposes is (000) $528,720.

Gross unrealized appreciation (000)	$11,515
Gross unrealized depreciation (000)	(1,019)

Net unrealized appreciation (000)	$10,496

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $163,494.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $7,521 and represents 2.0% of net assets as of August 31, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$6,255	$—
Short Term Investments Purchased With Collateral From Securities Loaned	166,464	—
Level 2 - Other Significant Observable Inputs
Asset Backed Securities	29,855	—
Collateralized Mortgage Obligations	12,231	—
Commercial Mortgage-Backed Security	1,918	—
Corporate Bonds	133,163	—
U.S. Government Agency Mortgage-Backed Obligations	42,727	—
U.S. Government Agency Obligation	12,171	—
U.S. Treasury Obligations	134,432	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$539,216	$—

See Notes to Schedule of Investments.

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 15.0%
Automotive — 8.4%
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	$1,625	$1,683
DaimlerChrysler Auto Trust, Series 2005-B, Cl A4
4.200%, 07/08/10	33	33
Ford Credit Auto Owner Trust, Series 2007-A, Cl A3A
5.400%, 08/15/11	649	665
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	2,182	2,234
Honda Auto Receivables Owner Trust, Series 2008-1, Cl A3
4.470%, 01/18/11	1,840	1,891
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	2,150	2,256
USAA Auto Owner Trust, Series 2007-1, Cl A3
5.430%, 10/17/11	985	1,002
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	1,284	1,307
Wachovia Auto Owner Trust, Series 2008-A, Cl A3A
4.810%, 09/20/12	1,800	1,860
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	40	40

		12,971

Credit Cards — 5.6%
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	2,220	2,311
Citibank Credit Card Issuance Trust, Series 2007-A5, Cl A5
5.500%, 06/22/12	3,100	3,213
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	2,975	3,066

		8,590

Mortgage Related — 0.1%
Bear Stearns, Series 1999-2, Cl AF2
8.274%, 10/25/29 (A)	182	143
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	70	64

		207

Utilities — 0.9%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	1,337	1,391

Total Asset Backed Securities (Cost $22,637)		23,159

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
5.502%, 02/25/33 (B)	69	60
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.161%, 06/25/33 (B)	474	429
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	319	319
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	289	294
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	629	641
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	2,200	2,291
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	1,372	1,424
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	1,426	1,477
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	2,000	2,100
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	1,883	1,978
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	971	1,007
First Horizon Asset Securities, Series 2004-1 CI 1A1
5.500%, 03/25/34	184	184
Freddie Mac, Series 2948, Cl EB
5.000%, 05/15/27	1,500	1,565
Freddie Mac, Series 2952, Cl EC
5.500%, 11/15/28	3,000	3,120
Freddie Mac, Series 3189, Cl PJ
6.000%, 03/15/30	1,553	1,606
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	2,637	2,723
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	266	277
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	321	336
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	406	405

Total Collateralized Mortgage Obligations (Cost $21,858)		22,236

CORPORATE BONDS — 21.7%
Automotive — 0.2%
PACCAR
6.375%, 02/15/12#	280	303

Cable — 0.7%
Comcast
5.500%, 03/15/11	680	714
Time Warner Cable
5.400%, 07/02/12#	360	384

		1,098

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — 0.3%
XTO Energy
7.500%, 04/15/12	$370	$411

Financials — 9.1%
American Express Bank
0.324%, 04/26/10	425	421
Bank of America
6.250%, 04/15/12	1,485	1,563
Bank One
5.900%, 11/15/11	1,645	1,750
Caterpillar Financial Services (MTN)
1.354%, 06/24/11 (B)	840	843
Credit Suisse NY (MTN)
3.450%, 07/02/12	840	857
General Electric Capital (MTN)
6.000%, 06/15/12	1,745	1,869
Goldman Sachs Group
5.450%, 11/01/12	1,000	1,066
HSBC Finance
5.700%, 06/01/11	840	871
John Deere Capital (MTN)
5.250%, 10/01/12	620	670
Merrill Lynch (MTN)
6.050%, 08/15/12	725	755
Morgan Stanley
6.750%, 04/15/11	940	1,000
Toyota Motor Credit (MTN)
4.038%, 01/09/12 (B)	600	626
Wachovia
5.300%, 10/15/11#	1,650	1,742

		14,033

Food, Beverage & Tobacco — 0.4%
General Mills
6.000%, 02/15/12	565	614

Healthcare — 0.4%
Pfizer
4.450%, 03/15/12#	625	662

Information Technology — 0.2%
Dell
3.375%, 06/15/12	325	335

Insurance — 1.0%
Berkshire Hathaway Finance
4.000%, 04/15/12 (C)	645	672
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	900	932

		1,604

Real Estate Investment Trusts — 0.3%
Liberty Property LP
7.250%, 03/15/11	402	419

Retail — 0.7%
CVS Caremark
2.150%, 09/10/10 (B)	510	514
Home Depot
5.200%, 03/01/11	475	495

		1,009

Telecommunications — 1.6%
AT&T
7.300%, 11/15/11	813	904
British Telecommunications PLC
8.625%, 12/15/10	540	582
Verizon New England
6.500%, 09/15/11	665	716
Verizon Wireless Capital LLC
5.250%, 02/01/12 (C)	325	347

		2,549

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 5.4%
Bank of America (TLGP) (FDIC)
3.125%, 06/15/12#	1,465	1,521
General Electric Capital (TLGP) (FDIC)
3.000%, 12/09/11#	1,450	1,500
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11#	645	651
HSBC USA (TLGP) (FDIC)
3.125%, 12/16/11#	1,725	1,791
John Deere Capital (TLGP) (FDIC)
2.875%, 06/19/12	325	335
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12#	815	825
Wells Fargo (TLGP) (FDIC)
3.000%, 12/09/11#	1,625	1,684

		8,307

Utilities — 1.4%
Carolina Power & Light
6.500%, 07/15/12	370	408
Dominion Resources
5.125%, 12/15/09	550	555
Midamerican Funding LLC
6.750%, 03/01/11	600	638
Xcel Energy
7.000%, 12/01/10	588	613

		2,214

Total Corporate Bonds (Cost $32,431)		33,558

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 11.4%
Federal Home Loan Mortgage Corporation — 1.6%
6.000%, 05/01/21	1,657	1,773
5.500%, 02/01/10	117	120
5.500%, 06/01/10	199	205
5.000%, 10/01/09	304	306

		2,404

Federal National Mortgage Association — 9.8%
6.000%, 09/01/16	487	517
5.578%, 09/01/36 (B)	1,341	1,395
5.500%, 10/01/09	71	72
5.500%, 09/01/17	1,240	1,324
5.500%, 11/01/18	1,017	1,085
5.195%, 12/01/34 (B)	705	739
5.000%, 11/01/12	512	528
5.000%, 06/01/18	1,028	1,088
5.000%, 12/01/21	1,686	1,785
4.918%, 01/01/36 (B)	2,137	2,215

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.876%, 04/01/35 (B)	$1,878	$1,949
4.500%, 04/01/14	372	384
4.400%, 11/01/32 (B)	84	85
3.951%, 08/01/33 (B)	1,100	1,133
3.294%, 07/01/34 (B)	894	912

		15,211

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,976)		17,615

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Federal Home Loan Mortgage Corporation — 3.4%
2.125%, 03/23/12	5,250	5,327

Federal National Mortgage Association — 6.2%
2.000%, 01/09/12	2,500	2,532
1.750%, 03/23/11	7,000	7,091

		9,623

Total U.S. Government Agency Obligations (Cost $14,857)		14,950

U.S. TREASURY OBLIGATIONS — 24.6%
U.S. Treasury Notes — 24.6%
4.750%, 01/31/12#	8,195	8,887
4.625%, 08/31/11#	15,480	16,593
1.375%, 03/15/12#	12,570	12,600

Total U.S. Treasury Obligations (Cost $37,961)		38,080

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $4,234)	4,234,459	4,234

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.4% (Cost $150,954)		153,832

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 28.8%
Affiliated Money Market Fund — 13.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	21,572,967	21,573

Money Market Funds — 14.9%
AIM STIT Liquid Assets Portfolio	6,025,892	6,026
Dreyfus Institutional Cash Advantage Fund	4,649,911	4,650
Federated Prime Obligations Fund	2,292,210	2,292
Fidelity Institutional Prime Money Market Portfolio	6,002,916	6,003
JP Morgan Prime Money Market Fund	2,634,987	2,635
RBC Prime Money Market Fund	1,440,817	1,441

		23,047

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $44,620)		44,620

TOTAL INVESTMENTS — 128.2% (Cost $195,574)*		198,452

Other Assets & Liabilities – (28.2)%		(43,713)

TOTAL NET ASSETS — 100.0%		$154,739

*	Aggregate cost for Federal income tax purposes is (000) $195,588.

Gross unrealized appreciation (000)	$2,997
Gross unrealized depreciation (000)	(133)

Net unrealized appreciation (000)	$2,864

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $43,226.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2009.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2009.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,019 and represents 0.7% of net assets as of August 31, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$4,234	$—
Short Term Investments Purchased With Collateral From Securities Loaned	44,620	—
Level 2 - Other Significant Observable Inputs
Asset Backed Securities	23,159	—
Collateralized Mortgage Obligations	22,236	—
Corporate Bonds	33,558	—
U.S. Government Agency Mortgage-Backed Obligations	17,615	—
U.S. Government Agency Obligations	14,950	—
U.S. Treasury Obligations	38,080	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$198,452	$—

See Notes to Schedules of Investments.

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 2.7%
Automotive — 0.6%
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	$31	$31
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	958	978

		1,009

Utilities — 2.1%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,344

Total Asset Backed Securities (Cost $4,067)		4,353

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,439
Freddie Mac, Series 2004-2882, Cl BA
5.000%, 10/15/32	5,800	6,000

Total Collateralized Mortgage Obligations (Cost $9,423)		10,439

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	2,100	1,957
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (A)	3,300	3,192
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,500	2,360

Total Commercial Mortgage-Backed Securities (Cost $7,816)		7,509

CORPORATE BONDS — 40.8%
Automotive — 0.2%
Ford Motor Credit
7.250%, 10/25/11#	270	254
Motors Liquidation
8.375%, 07/15/33 (B)	660	101

		355

Cable — 1.1%
Comcast
6.400%, 05/15/38	250	265
CSC Holdings
8.500%, 06/15/15# (C)	200	202
DirecTV Holdings LLC
8.375%, 03/15/13	390	400
DISH DBS
7.750%, 05/31/15#	460	451
Time Warner Cable
5.850%, 05/01/17	400	420

		1,738

Consumer Discretionary — 0.5%
Mohawk Industries
6.625%, 01/15/16	250	235
Stanley Works
5.902%, 12/01/45 (A)	750	566

		801

Consumer Non-Cyclical — 0.6%
Hanesbrands
4.593%, 12/15/14 (A)	510	437
Quiksilver
6.875%, 04/15/15	680	432

		869

Consumer Services — 2.3%
Browning-Ferris Industries
9.250%, 05/01/21	810	907
Education Management LLC
8.750%, 06/01/14	275	282
International Game Technology
7.500%, 06/15/19	425	460
Iron Mountain
8.750%, 07/15/18#	390	397
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (C)	1,125	236
MGM Mirage
11.125%, 11/15/17# (C)	200	217
Royal Caribbean Cruises
11.875%, 07/15/15#	275	287
Speedway Motorsports
6.750%, 06/01/13	100	97
Ticketmaster Entertainment
10.750%, 08/01/16	250	240
Universal City Development Partners
11.750%, 04/01/10	250	249
Universal City Florida Holding
8.375%, 05/01/10	175	160
Wynn Las Vegas Capital
6.625%, 12/01/14	210	193

		3,725

Energy — 4.8%
Anadarko Petroleum
8.700%, 03/15/19#	385	453
Chesapeake Energy
6.625%, 01/15/16	300	273
ConocoPhillips
5.750%, 02/01/19#	450	493
Copano Energy LLC
7.750%, 06/01/18	400	370
Denbury Resources
7.500%, 04/01/13	425	421
Devon Energy
6.300%, 01/15/19#	320	353
Encore Acquisition
6.000%, 07/15/15	275	236
Energy Transfer Partners LP
5.950%, 02/01/15	300	317
EQT
8.125%, 06/01/19	365	410
Hess
8.125%, 02/15/19#	370	438

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	$500	$541
MarkWest Energy Partners LP
8.500%, 07/15/16	375	354
Nexen
5.875%, 03/10/35	500	440
OPTI Canada
8.250%, 12/15/14	200	130
Petro-Canada
6.050%, 05/15/18	400	414
PHI
7.125%, 04/15/13	340	315
Southern Union
7.200%, 11/01/66 (A)	580	434
Sunoco
9.625%, 04/15/15#	325	381
Tesoro
6.625%, 11/01/15	520	465
XTO Energy
5.750%, 12/15/13#	350	378

		7,616

Financials — 10.5%
American Express Bank FSB
5.550%, 10/17/12	625	650
Ameriprise Financial
7.300%, 06/28/19	400	441
Bank of America (MTN)
5.650%, 05/01/18#	815	788
Barclays Bank PLC
6.750%, 05/22/19#	400	438
Charles Schwab
4.950%, 06/01/14	340	358
Citigroup
5.125%, 05/05/14#	1,715	1,652
Credit Suisse USA
4.875%, 01/15/15	1,000	1,044
General Electric Capital (MTN)
5.875%, 01/14/38#	1,885	1,673
Goldman Sachs Group
6.750%, 10/01/37	1,000	1,001
5.950%, 01/18/18	275	286
International Lease Finance (MTN)
5.625%, 09/15/10	453	425
JPMorgan Chase
6.000%, 01/15/18	1,000	1,075
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,780	1,527
Marsh & McLennan
9.250%, 04/15/19#	390	480
Merrill Lynch (MTN)
6.875%, 04/25/18	785	802
Morgan Stanley
6.000%, 05/13/14#	675	716
5.300%, 03/01/13#	500	522
Principal Financial Group
8.875%, 05/15/19	560	641
Prudential Financial (MTN)
7.375%, 06/15/19#	620	674
Wachovia (MTN)
5.750%, 02/01/18#	325	341
Wachovia Capital Trust III
5.800%, 03/15/42 (A)	770	497
Westpac Banking
4.200%, 02/27/15	600	604

		16,635

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch Worldwide
7.750%, 01/15/19 (C)	500	586
Del Monte
8.625%, 12/15/12	300	306

		892

Industrials — 2.2%
Baldor Electric
8.625%, 02/15/17	300	299
CRH America
8.125%, 07/15/18	500	538
General Electric
5.250%, 12/06/17	250	255
H&E Equipment Services
8.375%, 07/15/16	440	378
Ingersoll-Rand Global Holding
9.500%, 04/15/14#	365	428
K Hovnanian Enterprises
11.500%, 05/01/13	415	402
Neenah Foundary
9.500%, 01/01/17	700	264
PACCAR
6.875%, 02/15/14#	450	506
Terex
10.875%, 06/01/16	175	183
7.375%, 01/15/14	100	96
USG
6.300%, 11/15/16	250	200

		3,549

Materials — 1.3%
Ball
7.125%, 09/01/16	225	225
Cytec Industries
8.950%, 07/01/17	450	477
Dow Chemical
8.550%, 05/15/19#	415	452
International Paper
9.375%, 05/15/19	400	450
Owens-Illinois
7.800%, 05/15/18	250	246
Rock-Tenn
9.250%, 03/15/16	225	237

		2,087

Real Estate Investment Trusts — 0.6%
AMB Property LP (MTN)
6.300%, 06/01/13	480	465
Realty Income
6.750%, 08/15/19	500	487

		952

Retail — 1.4%
AutoZone
6.500%, 01/15/14	410	441

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
GameStop
8.000%, 10/01/12	$275	$278
Home Depot
5.875%, 12/16/36	390	375
Limited Brands
8.500%, 06/15/19 (C)	150	152
Staples
9.750%, 01/15/14#	425	499
TJX
6.950%, 04/15/19	385	453

		2,198

Technology — 1.1%
BE Aerospace
8.500%, 07/01/18#	240	236
International Business Machines
7.625%, 10/15/18#	425	522
KLA-Tencor
6.900%, 05/01/18	200	205
Sungard Data Systems
10.625%, 05/15/15 (C)	375	387
TransDigm
7.750%, 07/15/14	350	347

		1,697

Telecommunications — 2.5%
AT&T
6.550%, 02/15/39#	675	736
Deutsche Telekom International Finance BV
6.000%, 07/08/19#	395	427
GTE
6.940%, 04/15/28	1,790	1,918
Nextel Communications
7.375%, 08/01/15	500	427
Telecom Italia Capital SA
6.999%, 06/04/18	390	429

		3,937

Transportation — 0.6%
ERAC USA Finance
6.375%, 10/15/17 (C)	500	490
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	500	492

		982

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 7.2%
Bank of America (TLGP) (FDIC)
3.125%, 06/15/12#	800	831
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	3,070	3,168
General Electric Capital (TLGP) (FDIC)
3.000%, 12/09/11#	1,640	1,697
2.125%, 12/21/12#	3,245	3,264
1.625%, 01/07/11#	1,090	1,100
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11#	475	479
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12#	545	552
State Street (TLGP) (FDIC)
2.150%, 04/30/12#	395	400

		11,491

Utilities — 3.3%
Appalachian Power
4.950%, 02/01/15	695	720
Baltimore Gas & Electric
6.125%, 07/01/13	750	809
Bruce Mansfield Unit
6.850%, 06/01/34	645	539
Centerpoint Energy
5.950%, 02/01/17	465	445
Dominion Resources
7.000%, 06/15/38#	350	409
Edison Mission Energy
7.750%, 06/15/16	300	245
IPALCO Enterprises
8.625%, 11/14/11	200	204
Midamerican Energy Holdings
6.125%, 04/01/36#	520	553
NiSource Finance
6.800%, 01/15/19	400	406
NRG Energy
7.250%, 02/01/14#	395	384
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15#	305	202
Wisconsin Energy, Cl A
6.250%, 05/15/67 (A)	480	379

		5,295

Total Corporate Bonds (Cost $64,430)		64,819

LOAN AGREEMENT — 0.4%
HCA
2.098%, 11/18/12 (A) (D) (Cost $690)	708	661

U.S. GOVERNMENT AGENCY MORTGAGE - BACKED OBLIGATIONS — 10.6%
Federal National Mortgage Association — 10.6%
6.000%, 12/01/36	3,549	3,747
5.500%, 09/01/17	2,325	2,481
5.500%, 12/01/36	1,530	1,600
5.000%, 06/01/20	2,618	2,752
4.500%, 08/01/20	1,734	1,814
4.500%, 09/01/35	4,414	4,455

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $16,014)		16,849

U.S. GOVERNMENT AGENCY OBLIGATION — 3.2%
Federal National Mortgage Association — 3.2%
1.750%, 03/23/11 (Cost $5,048)	5,000	5,065

U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Bonds — 6.5%
5.375%, 02/15/31#	1,485	1,737
4.500%, 02/15/36#	8,170	8,597

		10,334

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Inflationary Index Bond (TIP) — 2.9%
1.625%, 01/15/18#	$4,490	$4,571

U.S. Treasury Notes — 15.8%
6.500%, 02/15/10#	3,675	3,780
4.875%, 08/15/16#	35	39
4.250%, 08/15/13	1,010	1,099
2.750%, 02/15/19#	4,670	4,421
2.375%, 03/31/16#	7,500	7,247
1.375%, 04/15/12#	8,485	8,499

		25,085

Total U.S. Treasury Obligations (Cost $40,067)		39,990

	Number of Shares
PREFERRED STOCKS — 0.2%
Financial Conduits — 0.2%
Fannie Mae	77,000	154
Freddie Mac	52,400	112

Total Preferred Stocks (Cost $3,083)		266

AFFILIATED MONEY MARKET FUND — 4.0%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $6,422)	6,422,454	6,422

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.4% (Cost $157,060)		156,373
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 37.5%
Affiliated Money Market Fund — 18.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	28,801,068	28,801

Money Market Funds — 19.4%
AIM STIT Liquid Assets Portfolio	8,044,888	8,045
Dreyfus Institutional Cash Advantage Fund	6,207,880	6,208
Federated Prime Obligations Fund	3,060,223	3,060
Fidelity Institutional Prime Money Market Portfolio	8,014,215	8,014
JP Morgan Prime Money Market Fund	3,517,849	3,518
RBC Prime Money Market Fund	1,923,569	1,924

		30,769

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $59,570)		59,570

TOTAL INVESTMENTS — 135.9% (Cost $216,630)*		215,943

Other Assets & Liabilities — (35.9)%		(56,991)

TOTAL NET ASSETS — 100.0%		$158,952

*	Aggregate cost for Federal income tax purposes is (000) $216,870.

Gross unrealized appreciation (000)	$6,012
Gross unrealized depreciation (000)	(6,939)

Net unrealized depreciation (000)	$(927)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $58,510.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2009.
(B)	Security in default.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,270 and represents 1.4% of net assets as of August 31, 2009.
(D)	Illiquid Security. Total market value of illiquid securities is (000) $661 and represents 0.4% of net assets as of August 31, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation LLC — Limited Liability Company LP — Limited Partnership MTN — Medium Term Note PLC — Public Limited Company

TIP — Par Value reflects the settled par value not adjusted for changes in the Consumer Price Index.

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$6,422	$—
Preferred Stocks	266	—
Short Term Investments Purchased With Collateral From Securities Loaned	59,570	—
Level 2 - Other Significant
Observable Inputs
Asset Backed Securities	4,353	—
Collateralized Mortgage Obligations	10,439	—
Commercial Mortgage-Backed Securities	7,509	—
Corporate Bonds	64,819	—
Loan Agreement	661	—
U.S. Government Agency Mortgage-Backed Obligations	16,849	—
U.S. Government Agency Obligation	5,065	—
U.S. Treasury Obligations	39,990	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$215,943	$—

See Notes to Schedules of Investments.

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 13.1%
Automotive — 7.1%
Capital Auto Receivables Asset Trust, Series 2006-2, Cl A3A
4.980%, 05/15/11	$1,664	$1,691
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A2A
3.740%, 03/15/11	433	436
Ford Credit Auto Owner Trust, Series 2006-C, ClA3
5.160%, 11/15/10	199	200
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	2,163	2,214
Honda Auto Receivables Owner Trust, Series 2009-2, Cl A2
2.220%, 08/15/11	1,550	1,565
Hyundai Auto Receivables Trust, Series 2007-A, Cl A3A
5.040%, 01/17/12	601	613
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A3
5.030%, 05/16/11	491	499
USAA Auto Owner Trust, Series 2005-4, Cl A4
4.890%, 08/15/12	736	746
USAA Auto Owner Trust, Series 2006-3, Cl A4
5.360%, 06/15/12	834	855
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	443	452
Wachovia Auto Owner Trust, Series 2008-A, Cl A3A
4.810%, 09/20/12	1,600	1,653
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	16	16
World Omni Auto Receivables Trust, Series 2006-A, Cl A4
5.030%, 10/17/11	435	441
World Omni Auto Receivables Trust, Series 2006-B, Cl A4
5.120%, 06/15/12	1,282	1,313

		12,694

Credit Cards — 5.0%
American Express Issuance Trust, Series 2008-2, Cl A
4.020%, 01/18/11	3,045	3,083
BA Credit Card Trust Series 2008-A5, Cl A5
1.473%, 12/16/13 (A)	1,425	1,428
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	1,900	1,978
Citibank Credit Card Issuance Trust, Series 2004-A7, Cl A7
0.497%, 11/25/13 (A)	1,000	983
Citibank Credit Card Issuance Trust, Series 2007-A5, Cl A5
5.500%, 06/22/12	1,470	1,524

		8,996

Utilities — 1.0%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	1,763	1,834

Total Asset Backed Securities (Cost $23,410)		23,524

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.1%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
5.872%, 02/25/33 (A)	12	10
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	33	33
Fannie Mae, Series 2003-11, Cl DB
5.000%, 04/25/17	472	491
Fannie Mae, Series 2003-113, Cl PC
4.000%, 03/25/15	758	770
Fannie Mae, Series 2003-36, CI OY
4.500%, 01/25/27	221	222
Fannie Mae, Series 2003-81, Cl NY
4.500%, 09/25/16	2,655	2,767
Fannie Mae, Series 2005-105, Cl TL
5.500%, 11/25/31	1,644	1,720
Fannie Mae, Series 2005-21, Cl PB
5.000%, 06/25/28	880	916
Fannie Mae, Series 2005-4, Cl ED
5.000%, 06/25/27	731	745
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	439	446
Fannie Mae, Series 2005-63, Cl PQ
4.500%, 10/25/24	217	219
Fannie Mae, Series 2006-25, Cl TA
6.000%, 11/25/29	2,244	2,318
Freddie Mac, Series 2006-3138, Cl QA
5.500%, 02/15/25	341	349
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	73	73
Freddie Mac, Series 2625, Cl PX
4.000%, 10/15/26	424	430
Freddie Mac, Series 2663, Cl BA
4.000%, 08/15/16	1,291	1,332
Freddie Mac, Series 2706, CI CB
5.000%, 06/15/20	972	1,013
Freddie Mac, Series 2716, CI GD
5.000%, 11/15/26	1,167	1,198
Freddie Mac, Series 2755, Cl AD
4.500%, 01/15/29	1,047	1,060
Freddie Mac, Series 2769, CI BX
4.500%, 07/15/27	957	984
Freddie Mac, Series 2823, CI NJ
4.000%, 07/15/16	856	881
Freddie Mac, Series 2836, Cl QD
5.000%, 09/15/27	970	1,005
Freddie Mac, Series 2869, Cl BD
5.000%, 10/15/26	2,925	3,033

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2939, Cl PB
5.000%, 04/15/28	$1,500	$1,563
Freddie Mac, Series 3023, Cl PN
4.850%, 01/15/29	1,452	1,498
Freddie Mac, Series 3053, Cl OA
5.500%, 06/15/25	431	439
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	744	768
Freddie Mac, Series 3137, Cl DN
5.000%, 02/15/20	3,510	3,702
Freddie Mac, Series 3159, CI TA
5.500%, 11/15/26	710	731
Freddie Mac, Series 3178, Cl PA
5.500%, 10/15/27	888	918
Freddie Mac, Series 3211, CI PA
5.500%, 11/15/29	1,318	1,372
Freddie Mac, Series 3289, CI PA
5.000%, 03/15/27	722	740
Freddie Mac, Series R001, Cl AE
4.375%, 04/15/15	2,312	2,385
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	102	107

Total Collateralized Mortgage Obligations (Cost $35,974)		36,238

CORPORATE BONDS — 12.5%
Cable — 0.2%
Comcast
5.850%, 01/15/10	280	285
Comcast Cable Communications LLC
6.750%, 01/30/11#	100	106

		391

Energy — 0.1%
XTO Energy
5.000%, 08/01/10	245	251

Financials — 5.8%
American Express Bank
0.324%, 04/26/10	445	440
Bear Stearns LLC
5.500%, 08/15/11	1,585	1,664
Caterpillar Financial Services (MTN)
1.354%, 06/24/11 (A)	600	602
Countrywide Home Loans
4.000%, 03/22/11	1,700	1,717
General Electric Capital
5.500%, 04/28/11#	500	522
General Electric Capital (MTN)
0.534%, 10/26/09 (A)	280	280
0.554%, 01/26/11 (A)	450	444
Goldman Sachs Group
6.875%, 01/15/11#	830	886
HSBC Finance
8.000%, 07/15/10#	440	462
John Deere Capital (MTN)
0.931%, 08/19/10 (A)	350	351
Morgan Stanley
6.750%, 04/15/11	1,075	1,143
TIAA Global Markets
4.875%, 01/12/11 (B)	250	258
Wachovia
5.350%, 03/15/11	1,540	1,613

		10,382

Insurance — 0.5%
Metropolitan Life Global Funding I
5.750%, 07/25/11 (B)	850	875

Retail — 0.4%
CVS Caremark
2.150%, 09/10/10 (A)	245	247
Home Depot
5.200%, 03/01/11	400	417

		664

Telecommunications — 1.3%
AT&T
4.125%, 09/15/09	280	280
British Telecommunications PLC
8.625%, 12/15/10	415	447
Verizon Global Funding
7.250%, 12/01/10	920	980
Verizon Wireless Capital LLC
3.750%, 05/20/11# (B)	660	682

		2,389

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 3.7%
Citibank NA (TLGP) (FDIC)
1.625%, 03/30/11	3,000	3,032
General Electric Capital (TLGP) (FDIC)
1.800%, 03/11/11#	3,000	3,041
JPMorgan Chase (TLGP) (FDIC)
2.625%, 12/01/10#	585	598

		6,671

Utilities — 0.5%
Dominion Resources
5.125%, 12/15/09	233	235
Midamerican Funding LLC
6.750%, 03/01/11	200	213
Xcel Energy
7.000%, 12/01/10	340	354

		802

Total Corporate Bonds (Cost $22,258)		22,425

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.6%
Federal National Mortgage Association — 1.6%
5.500%, 12/01/11	530	546
5.500%, 12/01/13	807	856
5.111%, 01/01/36 (A)	1,448	1,513

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $2,814)		2,915

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.5%
Federal Farm Credit Bank — 1.7%
2.375%, 04/07/10 #	3,000	3,035

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Bank — 5.2%
4.375%, 10/22/10	$4,000	$4,167
3.375%, 08/13/10 #	5,000	5,138

		9,305

Federal Home Loan Mortgage Corporation — 9.1%
4.125%, 10/18/10	4,000	4,159
3.250%, 07/16/10	4,860	4,977
3.125%, 10/25/10	4,050	4,168
1.500%, 01/07/11	3,000	3,032

		16,336

Federal National Mortgage Association — 9.5%
4.125%, 05/15/10 #	5,661	5,807
2.875%, 10/12/10	4,725	4,846
2.500%, 04/09/10	1,860	1,884
1.750%, 03/23/11	4,500	4,558

		17,095

Total U.S. Government Agency Obligations (Cost $45,580)		45,771

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Notes — 21.4%
4.125%, 08/15/10#	7,300	7,556
1.750%, 03/31/10#	3,000	3,025
1.500%, 10/31/10#	9,955	10,071
1.250%, 11/30/10#	4,825	4,868
0.875%, 12/31/10#	7,000	7,027
0.875%, 03/31/11#	6,000	6,013

Total U.S. Treasury Obligations (Cost $38,466)		38,560

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $6,640)	6,639,807	6,640

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 97.9% (Cost $175,142)		176,073

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 28.8%
Affiliated Money Market Fund — 13.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	25,080,379	25,080

Money Market Funds — 14.9%
AIM STIT Liquid Assets Portfolio	7,005,603	7,006
Dreyfus Institutional Cash Advantage Fund	5,405,910	5,406
Federated Prime Obligations Fund	2,664,885	2,665
Fidelity Institutional Prime Money Market Portfolio	6,978,892	6,979
JP Morgan Prime Money Market Fund	3,063,393	3,063
RBC Prime Money Market Fund	1,675,071	1,675

		26,794

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $51,874)		51,874

TOTAL INVESTMENTS — 126.7% (Cost $227,016)*		227,947

Other Assets & Liabilities – (26.7)%		(48,104)

TOTAL NET ASSETS — 100.0%		$179,843

*	Aggregate cost for Federal income tax purposes is (000) $227,016.

Gross unrealized appreciation (000)	$1,000
Gross unrealized depreciation (000)	(69)

Net unrealized appreciation (000)	$931

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $50,896.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2009.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,815 and represents 1.0% of net assets as of August 31, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$6,640	$—
Short Term Investments Purchased With Collateral From Securities Loaned	51,874	—
Level 2 - Other Significant Observable Inputs
Asset Backed Securitites	23,524	—
Collateralized Mortgage Obligations	36,238	—
Corporate Bonds	22,425	—
U.S. Government Agency Mortgage-Backed Obligations	2,915	—
U.S. Government Agency Obligations	45,771	—
U.S. Treasury Obligations	38,560	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$227,947	$—

See Notes to Schedules of Investments.

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.9%
Arizona — 4.2%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,017
Tucson Street & Highway User Authority (RB) Series A (NATL-RE)
7.000%, 07/01/11	1,500	1,648

		2,665

California — 0.5%
Foothill/Eastern Transportation Corridor Agency (RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	750	304

Colorado — 0.1%
Colorado Water Resource Power Development Authority (RB) Series A
6.300%, 09/01/14	35	35

Florida — 18.5%
Brevard County School Board (COP) Series C (AMBAC)
5.000%, 07/01/17	1,295	1,350
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	174
Florida Board of Education (GO) Series D
5.750%, 06/01/22	1,000	1,038
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,065
Gulf Breeze Capital Funding (RB) Series A (NATL-RE) (VRDN)
3.948%, 12/01/17	1,000	857
Hillsborough County Capital Improvement, Mosi & County Center Project (RB) (NATL-RE)
5.000%, 07/01/16	1,240	1,404
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC)
5.250%, 07/01/16	1,350	1,415
Seminole County School Board (COP) Series A (AMBAC)
5.500%, 07/01/15	1,000	1,099
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	2,070	2,241

		11,643

Georgia — 7.5%
Atlanta Water & Wastewater Authority (RB) Series A (NATL-RE FGIC)
5.500%, 11/01/13	1,400	1,485
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,842
Georgia Municipal Electric Authority (RB) Series X (NATL-RE)
6.500%, 01/01/12	1,270	1,369

		4,696

Illinois — 5.7%
Illinois State Toll Highway Authority (RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,113
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,381
University of Illinois (RB) (NATL-RE)
5.000%, 04/01/18	1,000	1,086

		3,580

Indiana — 15.1%
Ball State University, Housing and Dining System (RB) (FSA)
5.000%, 07/01/21	2,050	2,160
East Chicago Elementary School Building Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,565	1,675
Purdue University (COP)
5.250%, 07/01/21	1,930	2,185
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,109
Westfield High School Building Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,334

		9,463

Massachusettes — 0.9%
Massachusetts State Health & Educational Facilities Authority, Berklee College of Music (RB) Series A
5.000%, 10/01/17	500	543

Michigan — 3.3%
Kent Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	1,000	1,063
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	993

		2,056

Mississippi — 3.8%
Mississippi Development Bank Special Obligation (RB) Series A (AMBAC)
5.000%, 07/01/16	1,000	1,077
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB) Series A (AMBAC)
5.000%, 11/01/14	1,190	1,319

		2,396

Missouri — 1.9%
Missouri State Environmental Improvement & Energy Resources Authority, Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,190

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, Transportation System (RB) Series B (NATL-RE FGIC)
5.250%, 12/15/14	$1,000	$1,117

New Mexico — 1.7%
New Mexico Finance Authority (RB) (NATL-RE)
5.000%, 06/15/19	1,000	1,086

New York — 2.2%
Buffalo Sewer Authority (RB) Series F (NATL-RE FGIC)
6.000%, 07/01/13	1,300	1,414

North Carolina — 2.1%
Iredell County, Iredell County School Project (COP) (AMBAC)
5.000%, 06/01/14	1,140	1,290

Ohio — 0.4%
Ohio State University (RB) Series A
5.000%, 12/01/17	215	249

Oklahoma — 5.1%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,678
Oklahoma Development Finance Authority, St. John Health System (RB)
5.000%, 02/15/17	500	515

		3,193

Pennsylvania — 1.1%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	200	220
Philadelphia Water & Wastewater Authority (RB) Series A
5.750%, 01/01/19	415	459

		679

South Carolina — 0.8%
Lexington County Health Services District, Lexington Medical Center (RB)
5.000%, 11/01/16	500	533

Tennessee — 3.3%
Knox County Health, Educational & Housing Facilities Board, University Health System (RB)
5.000%, 04/01/17	1,000	990
Sevierville Public Building Authority, Local Government Public Improvement Project (RB)
5.000%, 06/01/14	1,000	1,110

		2,100

Texas — 7.0%
Austin Water & Wastewater System (RB) (NATL-RE)
5.000%, 11/15/17	1,000	1,117
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,159
Conroe Independent School District (GO) (PSF-GTD)
5.500%, 02/15/15	195	195
North Texas Health Facilities Development Corporation, United Regional Healthcare System (RB) (FSA)
5.000%, 09/01/17	800	825
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,126

		4,422

Virginia — 1.8%
Virginia College Building Authority (RB) Series A
5.000%, 09/01/15	965	1,113
Virginia College Building Authority (RB) Series A (ETM)
5.000%, 09/01/15	35	41

		1,154

Washington — 5.2%
King County School District Number 406 South Central (GO) (FSA)
5.000%, 12/01/17	1,300	1,425
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,610	1,837

		3,262

Wisconsin — 1.7%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	1,000	1,096

Puerto Rico — 1.2%
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	200	209
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	539

		748

Total Municipal Bonds (Cost $58,875)		60,914

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.1%
Allegiant Tax-Exempt Money Market Fund, Class I† (Cost $692)	691,921	692

TOTAL INVESTMENTS — 98.0% (Cost $59,567)*		61,606

Other Assets & Liabilities — 2.0%		1,229

TOTAL NET ASSETS — 100.0%		$62,835

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

*	Aggregate cost for Federal income tax purposes is (000) $59,545.

Gross unrealized appreciation (000)	$2,337
Gross unrealized depreciation (000)	(276)

Net unrealized appreciation (000)	$2,061

†	See Note 2 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PSF-GTD — Permanent School Fund—Guaranteed

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$692	$—
Level 2 - Other Significant Observable Inputs
Municipal Bonds	60,914	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$61,606	$—

See Notes to Schedules of Investments.

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.9%
Allendale Public School District (GO) Series A (FSA Q-SBLF)
5.500%, 05/01/16	$1,000	$1,185
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,629
Detroit Sewer Disposal (RB) Series C (NATL-RE FGIC)
5.250%, 07/01/16	1,145	1,192
Detroit Water Supply System (RB) (NATL-RE FGIC)
6.500%, 07/01/15	1,000	1,078
Detroit Water Supply System (RB) Series A (NATL-RE)
6.000%, 07/01/13	1,000	1,068
East Lansing School District (GO) Series B (NATL-RE)
5.000%, 05/01/20	1,000	1,067
Forest Hills Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,155
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,723
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,065	1,181
Grand Rapids, Sanitary Sewer System Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	1,535	1,737
Haslett Public School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/15	1,030	1,156
Ingham County Building Authority (GO) (NATL-RE)
5.000%, 07/01/16	1,010	1,117
Jenison Public Schools (GO) (NATL-RE FGIC)
5.250%, 05/01/12	1,000	1,081
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,110
Kent County (GO)
5.000%, 01/01/18	750	863
Kent Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,355	2,505
Lake Orion Community School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/20	1,000	1,072
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,230
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	1,000	1,084
Michigan State Hospital Finance Authority (RB) (ETM) Series P (NATL-RE)
5.375%, 08/15/14	210	222
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,328
5.000%, 11/01/18	1,000	1,109
Michigan State Trunk Line (RB) Series A (NATL-RE)
5.250%, 11/01/15	1,000	1,127
Michigan State, Environmental Protection Program (GO)
6.250%, 11/01/12	1,250	1,339
Michigan Strategic Fund, Detroit Edison Pollution Control Project (RB) Series AA (NATL-RE FGIC)
6.950%, 05/01/11	1,150	1,201
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,115
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	1,045	1,149
Troy City School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	1,000	1,111
University of Michigan (RB) Series A
5.000%, 04/01/19	1,000	1,147
West Branch Rose City Area School District (GO) (FSA Q-SBLF)
5.000%, 05/01/19	1,030	1,107

Total Municipal Bonds (Cost $34,437)		36,188

	Number of Shares
MONEY MARKET FUND — 2.1%
JPMorgan Michigan Municipal Money Market Fund (Cost $785)	785,334	785

TOTAL INVESTMENTS — 99.0% (Cost $35,222)*		36,973

Other Assets & Liabilities — 1.0%		378

TOTAL NET ASSETS — 100.0%		$37,351

*	Aggregate cost for Federal income tax purposes is (000) $35,113.

Gross unrealized appreciation (000)	$1,902
Gross unrealized depreciation (000)	(42)

Net unrealized appreciation (000)	$1,860

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

Q-SBLF — Qualified State Bond Loan Fund

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

RB — Revenue Bond

See Notes to Schedule of Investments.

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Money Market Fund	$785	$—
Level 2 - Other Significant Observable Inputs
Municipal Bonds	36,188	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$36,973	$—

See Notes to Schedules of Investments.

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.7%
Ohio — 94.3%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,081
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	935	1,027
5.750%, 12/01/09	1,680	1,691
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,557
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	247
Bellefontaine City School District, Prerefunded 12/01/09 @ 101 (GO) (NATL-RE)
5.750%, 12/01/18	505	517
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Cincinnati (GO) Series A
5.000%, 12/01/15	1,210	1,397
5.000%, 12/01/16	1,260	1,460
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,052
Cleveland Parking Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,295
5.250%, 09/15/22	1,790	1,869
Cleveland Public Power Systems, First Mortgage (RB) Sub-Series 1 (NATL-RE)
6.000%, 11/15/10	445	467
Cleveland Waterworks (RB) Series H (NATL-RE)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,162
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,453
Cuyahoga County (GO)
5.650%, 05/15/18	600	715
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,104
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,434
Fairfield City School District (GO) (NATL-RE FGIC)
5.500%, 12/01/15	1,000	1,070
Franklin County (GO)
5.000%, 12/01/15	1,875	2,169
5.000%, 12/01/16	950	1,089
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,650
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,272
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,175
Hamilton County Sales Tax (RB) Sub-Series A (AMBAC)
5.000%, 12/01/17	2,000	2,135
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,462
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,078
Lakota Local School District (GO) (NATL-RE FGIC)
5.500%, 12/01/15	1,245	1,470
Licking County Joint Vocational School District (GO) (NATL-RE)
5.375%, 12/01/17	1,670	1,801
Mad River Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/14	1,060	1,224
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,492
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,392
5.000%, 09/01/15	1,695	1,899
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,568
5.375%, 12/01/16	1,250	1,309
Montgomery County Solid Waste Authority (RB) (NATL-RE)
5.350%, 11/01/10	900	900
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	3,026
Ohio Housing Finance Agency (RB) Series A (FSA)
5.000%, 04/01/16	1,590	1,822
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
2.580%, 01/15/15 (A)	1,340	1,024
Ohio State Building Authority, Adult Correctional Building Fund Projects (RB) Series A
5.000%, 10/01/21	1,320	1,463
Ohio State Building Authority, Adult Correctional Building Fund Projects (RB) Series B
5.250%, 04/01/15	2,105	2,396
Ohio State Cultural and Sports Capital Facilities (RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,818
Ohio State Cultural and Sports Capital Facilities (RB) Series B
5.000%, 10/01/16	500	572
Ohio State Department of Administrative Services, DAS Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,217
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,063
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,058
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	660
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	1,500	1,575

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB)
5.250%, 10/01/14	$1,045	$1,203
Ohio State Higher Educational Facility Commission, University of Dayton 2001 Project (RB) (AMBAC)
5.500%, 12/01/11	1,000	1,067
Ohio State Higher Educational Facility Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,767
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,116
5.000%, 02/15/19	1,000	1,107
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/17	2,000	2,314
5.500%, 02/15/18	1,000	1,160
Ohio State University (RB) Series A
5.000%, 12/01/17	1,000	1,156
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,212
Ohio State, Major New State Infrastructure Project (RB) Series 2008-1
5.750%, 06/15/18	500	597
Olentangy Local School District (GO) (FSA)
5.500%, 12/01/19	35	37
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,394
Sharonville (GO) (NATL-RE FGIC)
5.250%, 06/01/13	1,000	1,129
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/15	550	630
5.750%, 12/01/16	400	460
Springboro Sewer System (RB) (NATL-RE)
5.700%, 06/01/18	1,260	1,254
Teays Valley Local School District (GO) (NATL-RE)
5.000%, 12/01/19	1,070	1,149
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,156
University of Cincinnati (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,166
University of Cincinnati (RB) Series T
5.500%, 06/01/11	1,110	1,184
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,275
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	471
Washington County Hospital Facility Authority, Marietta Area Healthcare Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,504
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,570
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	861
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/13	135	157
5.750%, 12/01/14	690	812
5.750%, 12/01/15	740	883
5.750%, 12/01/16	800	962
5.750%, 12/01/17	400	482

		108,692

Puerto Rico — 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/14	1,295	1,401
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	160	165
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	100	109
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	300	313
5.000%, 07/01/18	500	519
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	852
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	539

		3,898

Total Municipal Bonds (Cost $107,597)		112,590

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.1%
Allegiant Ohio Municipal Money Market Fund, Class I† (Cost $1,286)	1,286,324	1,286

TOTAL INVESTMENTS — 98.8% (Cost $108,883)*		113,876

Other Assets & Liabilities — 1.2%		1,410

TOTAL NET ASSETS — 100.0%		$115,286

*	Aggregate cost for Federal income tax purposes is (000) $108,883.

Gross unrealized appreciation (000)	$5,448
Gross unrealized depreciation (000)	(455)

Net unrealized appreciation (000)	$4,993

†	See Note 2 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

RB — Revenue Bond

STRB — Special Tax Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 2 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$1,286	$—
Level 2 - Other Significant
Observable Inputs
Municipal Bonds	112,590	—
Level 3 - Significant
Unobservable Inputs	—	—

Totals	$113,876	$—

See Notes to Schedules of Investments.

Allegiant Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.7%
Pennsylvania — 92.0%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	$975	$1,071
Allegheny County Higher Education Building Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	500	528
Allegheny County Higher Education Building Authority, Duquesne University Project (RB) Series A (AMBAC)
6.500%, 03/01/10	380	389
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	500	532
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	303
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,064
Commonwealth of Pennsylvania (GO)
5.000%, 01/01/15	1,000	1,139
Commonwealth of Pennsylvania (GO) (NATL-RE)
5.375%, 07/01/19	1,000	1,183
Erie County, Prerefunded 09/01/15 @ 100 (GO) Series B (FGIC)
5.000%, 09/01/21	920	1,063
Garnet Valley School District (GO) (NATL-RE FGIC)
5.375%, 04/01/13	500	541
Gettysburg Municipal Authority, Gettysburg College (RB) (NATL-RE)
5.375%, 08/15/13	1,000	1,139
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,732
Montgomery County (GO) Series B
5.250%, 10/15/17	1,165	1,391
Moon Area School District (GO) Series A (NATL-RE FGIC)
5.202%, 11/15/11 (A)	1,070	1,035
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (FSA)
5.000%, 12/15/19	1,055	1,231
North Huntingdon Township Municipal Authority (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,079
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,169
Parkland School District (GO) (NATL-RE FGIC)
5.375%, 09/01/14	1,000	1,141
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	1,000	1,205
Pennsylvania Higher Educational Facilities Authority, Carnegie Mellon University (RB)
5.000%, 08/01/19	400	443
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education (RB) Series AF (NATL-RE)
5.000%, 06/15/17	1,000	1,107
Pennsylvania Intergovernmental Cooperative Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/19	500	554
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,137
5.000%, 03/01/13	1,000	1,115
Pennsylvania State University (RB) Series A
5.000%, 03/01/18	500	577
Pennsylvania Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/15	915	1,029
Pennsylvania Turnpike Commission (RB) Sub-Series B
5.000%, 06/01/19	1,000	1,068
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	50	53
Philadelphia Water & Wastewater Authority (RB) (NATL-RE)
6.250%, 08/01/11	200	216
Philadelphia Water & Wastewater Authority (RB) Series A
5.750%, 01/01/19	400	443
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	958
Pittsburgh School District (GO) Series A (FSA)
5.250%, 09/01/12	1,000	1,089
Southeastern Pennsylvania Transportation Authority (RB) Series A (NATL-RE FGIC)
5.250%, 03/01/17	1,070	1,082
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (NATL-RE)
5.750%, 10/01/16	150	159
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	576
University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	1,000	1,139
Washington County Authority, Special Sub-Series ACRL (RB) (ETM)
7.875%, 12/15/18	1,000	1,395
West Whiteland Municipal Authority (RB) (ETM)
6.400%, 09/15/13	205	221
York County (GO) (NATL-RE)
5.000%, 06/01/17	1,000	1,104

		34,400

Puerto Rico — 6.7%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series BB (FSA)
5.250%, 07/01/22	400	425

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	$1,415	$1,458
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	380	412
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	200	213

		2,508

Total Municipal Bonds (Cost $34,701)		36,908

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I† (Cost $79)	79,154	79

TOTAL INVESTMENTS — 98.9% (Cost $34,780)*		36,987

Other Assets & Liabilities — 1.1%		403

TOTAL NET ASSETS — 100.0%		$37,390

*	Aggregate cost for Federal income tax purposes is (000) $34,777.

Gross unrealized appreciation (000)	$2,287
Gross unrealized depreciation (000)	(77)

Net unrealized appreciation (000)	$2,210

†	See Note 2 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

RB — Revenue Bond

STRB — Special Tax Revenue Bond

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$79	$—
Level 2 - Other Significant
Observable Inputs
Municipal Bonds	36,908	—
Level 3 - Significant
Unobservable Inputs	—	—

Totals	$36,987	$—

See Notes to Schedules of Investments.

Allegiant Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 1.5%
U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 1.5%
General Electric Capital (TLGP) (FDIC)	$15,000	$14,999
0.220%, 09/10/09
(Cost $14,999)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 80.4%
Federal Farm Credit Bank — 8.7%
Federal Farm Credit Bank (FRN)
0.184%, 10/14/09	15,000	14,994
0.320%, 12/21/09	15,000	14,977
0.223%, 01/15/10	15,000	15,000
0.281%, 03/01/10	10,000	10,003
0.340%, 03/03/10	10,000	10,005
0.940%, 03/04/10	25,000	25,012

		89,991

Federal Home Loan Bank — 22.9%
Federal Home Loan Bank (DN)
0.700%, 09/01/09 (A)	5,000	5,000
0.180%, 09/25/09 (A)	17,500	17,498
0.470%, 11/02/09 (A)	10,000	9,992
0.250%, 11/02/09 (A)	15,000	14,994
1.090%, 12/04/09 (A)	5,000	4,986
0.300%, 12/18/09 (A)	7,367	7,360
0.290%, 12/29/09 (A)	10,000	9,991
0.950%, 02/01/10 (A)	15,500	15,438
Federal Home Loan Bank (FRN)
0.650%, 09/10/09	15,000	15,000
0.363%, 09/18/09	10,000	10,002
0.323%, 10/23/09	16,700	16,704
0.222%, 11/23/09	15,000	15,007
0.468%, 12/11/09	4,500	4,501
0.206%, 01/08/10	15,000	14,986
0.500%, 01/12/10	10,000	10,010
0.227%, 01/13/10	15,000	14,987
0.396%, 02/19/10	14,800	14,820
0.840%, 02/23/10	10,000	10,000
0.820%, 03/11/10	10,000	10,033
0.401%, 06/29/10	15,000	15,000

		236,309

Federal Home Loan Mortgage Corporation — 28.0%
Federal Home Loan Mortgage Corporation
4.125%, 11/30/09	8,142	8,218
3.125%, 02/04/10	6,000	6,053
Federal Home Loan Mortgage Corporation (DN)
0.600%, 09/01/09 (A)	10,000	10,000
0.520%, 09/14/09 (A)	10,000	9,998
0.420%, 10/05/09 (A)	15,000	14,994
0.250%, 10/20/09 (A)	20,000	19,993
0.280%, 11/16/09 (A)	15,000	14,991
0.230%, 12/11/09 (A)	20,000	19,987
0.300%, 12/31/09 (A)	10,000	9,990
0.560%, 01/06/10 (A)	10,000	9,980
0.311%, 01/19/10 (A)	10,000	9,988
0.260%, 02/16/10 (A)	10,000	9,988
Federal Home Loan Mortgage Corporation (FRN)
0.473%, 09/25/09	15,000	15,003
0.211%, 10/19/09	23,900	23,895
0.176%, 12/07/09	15,000	15,000
0.173%, 12/23/09	15,000	14,998
0.410%, 07/12/10	15,000	15,031
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.249%, 09/21/09	15,000	15,000
0.196%, 10/07/09	15,000	15,000
0.339%, 02/04/10	15,000	15,004
0.324%, 02/09/10	15,000	15,005

		288,116

Federal National Mortgage Association — 20.8%
Federal National Mortgage Association
3.875%, 12/10/09	5,598	5,653
Federal National Mortgage Association (DN)
0.530%, 09/09/09 (A)	10,000	9,999
0.700%, 09/14/09 (A)	10,000	9,997
0.425%, 09/23/09 (A)	10,000	9,997
1.050%, 10/01/09 (A)	10,000	9,991
0.440%, 11/05/09 (A)	10,000	9,992
0.850%, 11/10/09 (A)	10,000	9,983
0.850%, 11/10/09 (A)	18,000	17,992
0.220%, 12/01/09 (A)	15,000	14,992
0.520%, 12/22/09 (A)	10,000	9,993
0.280%, 12/29/09 (A)	7,777	7,770
0.900%, 01/04/10 (A)	10,000	9,969
0.530%, 01/19/10 (A)	10,000	9,979
0.290%, 02/10/10 (A)	10,000	9,987
0.470%, 02/22/10 (A)	15,000	14,966
Federal National Mortgage Association (FRN)
0.454%, 01/21/10	38,000	38,066
0.404%, 02/12/10	15,000	14,983

		214,309

Total U.S. Government Agency Obligations (Cost $828,725)		828,725

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills — 1.9%
0.132%, 09/15/09	10,000	9,999
0.326%, 12/24/09	10,000	9,990

Total U.S. Treasury Obligations (Cost $19,989)		19,989

	Number of Shares
MONEY MARKET FUND — 2.9%
AIM Government & Agency Portfolio (Cost $30,185)	30,184,549	30,185

	Par (000)
REPURCHASE AGREEMENTS — 17.1%
Bank of America
0.200% (dated 08/31/09, due 09/01/09, repurchase price $30,000,167, collateralized by Federal National Mortgage Association Bond, 6.000%, due 03/01/37, total market value $30,600,001)	$30,000	30,000

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Barclays

0.200% (dated 08/31/09, due 09/01/09, repurchase price $16,000,089, collateralized by Federal National Mortgage Association Bonds, 6.000% to 6.500%, due 08/01/36 to 04/01/38, total market value $16,320,000)	$16,000	$16,000

Deutsche Bank

0.210% (dated 08/31/09, due 09/01/09, repurchase price $35,000,204, collateralized by Federal National Mortgage Association Bonds and Federal Home Loan Mortgage Corporation Bonds, 5.500% to 7.000%, due 05/01/36 to 12/01/38, total market value $35,700,000)	35,000	35,000

Goldman Sachs

0.220% (dated 08/31/09, due 09/01/09, repurchase price $33,000,202, collateralized by Citigroup Funding, 2.250%, due 12/10/12, total market value $33,660,000)	33,000	33,000

0.210% (dated 08/31/09, due 09/01/09, repurchase price $13,000,076, collateralized by Government National Mortgage Association Bonds, 4.500% to 11.000, due 04/20/19 to 08/15/39, total market value $13,260,000)	13,000	13,000

Greenwich Capital

0.210% (dated 08/31/09, due 09/01/09, repurchase price $33,000,193, collateralized by Federal National Mortgage Association Bonds, 1.8750% to 2.500%, due 04/20/12 to 05/15/14, total market value $33,661,048)	33,000	33,000

UBS Securities

0.210% (dated 08/31/09, due 09/01/09, repurchase price $16,000,093, collateralized by Federal National Mortgage Association Variable Rate Notes, 2.849% to 3.010, due 02/01/36 to 07/01/36 , total market value $16,321,137)	16,000	16,000

Total Repurchase Agreements (Cost $176,000)		176,000

TOTAL INVESTMENTS — 103.8% (Cost $1,069,898)*		1,069,898

Other Assets & Liabilities — (3.8)%		(39,142)

TOTAL NET ASSETS — 100.0%		$1,030,756

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

TLGP — Temporary Liquidity Guarantee Program

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Financial Statements.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Money Market Fund	$30,185	$—
Level 2 - Other Significant Observable Inputs
Commerical Paper	14,999	—
Repurchase Agreements	176,000	—
U.S. Government Agency Obligations	828,725	—
U.S. Treasury Obligations	19,989	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$1,069,898	$—

See Notes to Schedules of Investments.

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — 10.7%
Euro — 1.7%
National Australia Bank
0.280%, 10/28/09	$20,000	$20,000
0.280%, 11/23/09	20,000	20,000

		40,000

Yankee — 9.0%
Bank of Montreal CH
0.200%, 09/28/09	10,000	10,000
Bank of Nova Scotia TX
0.260%, 09/08/09	10,000	10,000
Barclays Bank PLC NY
0.320%, 10/30/09	20,000	20,000
0.260%, 11/20/09	5,000	5,000
0.635%, 01/21/10	20,000	20,000
BNP Paribas CH
0.250%, 09/17/09	10,000	10,000
0.330%, 10/16/09	15,000	15,000
BNP Paribas NY
0.520%, 12/08/09	11,500	11,504
Deutsche Bank AG NY (FRN)
1.004%, 01/25/10	6,607	6,623
Nordea Bank Finland PLC NY
0.240%, 10/13/09	10,000	10,000
Rabobank Nederland NV NY
0.280%, 10/30/09	15,000	15,000
0.300%, 11/03/09	21,000	21,001
0.500%, 12/16/09	10,000	10,005
Societe Generale NY
0.620%, 11/23/09	10,000	10,006
Svenska Handelsbanken NY
0.370%, 11/12/09	7,000	7,001
0.290%, 11/12/09	20,000	20,000
Toronto-Dominion Bank NY
0.520%, 01/25/10	8,000	8,008

		209,148

Total Certificates of Deposit (Cost $249,148)		249,148

COMMERCIAL PAPER† — 24.3%
Banks — 10.6%
Australia & New Zealand Banking Group
0.270%, 10/16/09	10,000	9,997
0.270%, 11/03/09	20,000	19,990
0.240%, 11/10/09	10,000	9,995
Bank of Nova Scotia
0.250%, 09/11/09	10,000	9,999
0.260%, 10/15/09	10,000	9,997
0.260%, 10/20/09	15,000	14,995
Deutsche Bank Financial LLC
0.200%, 09/29/09	15,000	14,998
0.280%, 10/08/09	10,000	9,997
0.290%, 10/21/09	15,000	14,994
JPMorgan Chase Funding
0.220%, 09/01/09	15,000	15,000
0.260%, 10/20/09	20,000	19,993
0.250%, 11/23/09	10,000	9,994
Royal Bank of Canada
0.190%, 11/23/09	10,000	9,996
Svenska Handelsbanken
0.300%, 10/20/09	15,000	14,994
0.250%, 11/30/09	5,000	4,997
Toronto-Dominion Holdings
0.270%, 01/14/10	12,000	11,988
Westpac Banking
0.250%, 09/17/09	15,000	14,998
0.240%, 10/06/09	10,000	9,998
0.300%, 11/23/09	20,000	19,986

		246,906

Consumer Staples — 1.5%
Coca-Cola
0.250%, 12/09/09	20,000	19,986
Nestle Capital
0.210%, 10/19/09	15,245	15,241

		35,227

Financial Services — 10.9%
Alpine Securitization
0.220%, 09/11/09	10,000	9,999
0.220%, 09/22/09	25,000	24,997
BNP Paribas Finance
0.230%, 09/16/09	5,000	5,000
Fairway Finance LLC
0.230%, 09/08/09	7,000	7,000
0.220%, 09/21/09	13,000	12,998
FCAR Owner Trust
0.650%, 09/01/09	45,000	45,000
Nordea North America
0.200%, 09/02/09	20,000	20,000
0.290%, 11/23/09	15,000	14,990
Procter & Gamble International Funding SCA
0.220%, 10/19/09	20,000	19,994
Societe Generale North America
0.310%, 09/18/09	25,000	24,996
Straight-A Funding LLC
0.270%, 09/08/09	10,000	9,999
0.215%, 11/02/09	15,000	14,994
Wal-Mart Funding
0.250%, 09/09/09	25,000	24,999
0.260%, 09/09/09	20,000	19,999

		254,965

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 1.3%
General Electric Capital (TLGP) (FDIC)
0.220%, 09/10/09	30,000	29,998

Total Commercial Paper (Cost $567,096)		567,096

CORPORATE BONDS — 5.4%
Banks — 2.9%
Bank of America (FRN)
0.808%, 10/02/09 (A)	30,000	30,000
Royal Bank of Canada (FRN)
0.635%, 10/15/09 (A)	30,000	30,000
Wells Fargo (FRN)
0.672%, 03/23/10	7,000	6,987

		66,987

Financial Services — 0.3%
Credit Suisse USA (FRN)
0.749%, 01/15/10	8,000	8,008

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — 1.3%
IBM International Group Capital LLC (FRN)
0.627%, 09/25/09 (A)	$30,000	$30,004

Insurance — 0.9%
Principal Life Income Funding Trusts (FRN) (MTN)
0.788%, 10/09/09	20,000	19,998

Total Corporate Bonds (Cost $124,997)		124,997

FUNDING AGREEMENTS — 2.4%
Metropolitan Life Funding Agreement (FRN)
1.669%, 10/14/09 (B)	30,000	30,000
New York Life Funding Agreement (FRN)
1.097%, 06/03/10 (B)	25,000	25,000

Total Funding Agreements (Cost $55,000)		55,000

MUNICIPAL SECURITIES — 1.7%
Michigan — 0.9%
University of Michigan (TECP) Series B
0.280%, 11/17/09	20,000	20,000

Texas — 0.8%
Red River Education Finance Corporation, Texas Christian University Project (RB) (VRDN) 0.200%, 03/01/31	20,000	20,000

Total Municipal Securities (Cost $40,000)		40,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.2%
Federal Farm Credit Bank — 1.3%
Federal Farm Credit Bank (FRN)
0.940%, 03/04/10	30,000	30,000

Federal Home Loan Bank — 14.4%
Federal Home Loan Bank
2.700%, 09/23/09	30,000	30,030
4.500%, 10/09/09	19,500	19,577
Federal Home Loan Bank (DN)
0.380%, 10/20/09 (C)	30,000	29,985
0.470%, 11/02/09 (C)	30,000	29,976
Federal Home Loan Bank (FRN)
0.363%, 09/18/09	21,000	21,004
0.538%, 10/05/09	45,000	45,013
0.435%, 10/13/09	16,800	16,813
0.323%, 10/23/09	10,000	10,004
0.222%, 11/23/09	20,000	20,010
0.206%, 01/08/10	30,000	29,972
0.500%, 01/12/10	15,000	15,015
0.227%, 01/13/10	30,000	29,974
0.840%, 02/23/10	20,000	20,000
0.820%, 03/11/10	20,000	20,066

		337,439

Federal Home Loan Mortgage Corporation — 11.9%
Federal Home Loan Mortgage Corporation (DN)
0.520%, 09/14/09 (C)	30,000	29,995
0.700%, 10/13/09 (C)	26,247	26,226
0.280%, 11/16/09 (C)	15,000	14,991
0.320%, 12/07/09 (C)	24,000	23,979
0.311%, 01/19/10 (C)	15,000	14,982
0.930%, 02/05/10 (C)	15,000	14,939
Federal Home Loan Mortgage Corporation (FRN)
0.473%, 09/25/09	30,000	30,006
0.211%, 10/19/09	45,000	44,992
0.173%, 12/23/09	18,000	17,986
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.249%, 09/21/09	30,000	29,999
0.324%, 02/09/10	30,000	30,000

		278,095

Federal National Mortgage Association — 11.6%
Federal National Mortgage Association (DN)
0.530%, 09/09/09 (C)	15,000	14,998
0.700%, 09/14/09 (C)	30,000	29,993
0.425%, 09/23/09 (C)	20,000	19,995
0.190%, 10/26/09 (C)	10,000	9,997
0.850%, 11/10/09 (C)	30,000	29,950
0.290%, 11/16/09 (C)	15,000	14,991
0.320%, 12/09/09 (C)	15,000	14,987
0.900%, 01/04/10 (C)	30,000	29,906
0.530%, 01/19/10 (C)	30,000	29,938
Federal National Mortgage Association (FRN)
0.454%, 01/21/10	45,000	45,071
0.404%, 02/12/10	30,000	29,966

		269,792

Total U.S. Government Agency Obligations (Cost $915,326)		915,326

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bill — 0.8%
0.326%, 12/24/09	20,000	19,979
(Cost $19,979)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I†† (Cost $40,356)	40,355,930	40,356

	Par (000)
REPURCHASE AGREEMENTS — 14.1%
Bank of America

0.200% (dated 08/31/09, due 09/01/09, repurchase price $47,000,261, collateralized by Federal National Mortgage Association Bond, 5.000%, due 09/01/39, total market value $47,940,001)	$47,000	47,000

Barclays

0.200% (dated 08/31/09, due 09/01/09, repurchase price $51,000,283, collateralized by Federal National Mortgage Association Bonds, 4.500% to 5.500%, due 11/01/19 to 11/01/38, total market value $52,020,000)	51,000	51,000

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Deutsche Bank

0.210% (dated 08/31/09, due 09/01/09, repurchase price $61,000,356, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 4.500% to 7.000%, due 09/01/22 to 07/01/39, total market value $62,220,000)	$61,000	$61,000

Goldman Sachs

0.210% (dated 08/31/09, due 09/01/09, repurchase price $20,000,117, collateralized by Government National Mortgage Association Bonds, 4.500% to 11.000%, due 05/15/17 to 07/15/39, total market value $20,400,000)	20,000	20,000

Goldman Sachs (TLGP) (FDIC)

0.220% (dated 08/31/09, due 09/01/09, repurchase price $64,000,391, collateralized by JPMorgan Chase & Co. and Citigroup Funding, 0.989% to 2.250%, due 06/22/12 to 12/10/12, total market value $65,280,000)	64,000	64,000

Greenwich Capital

0.210% (dated 08/31/09, due 09/01/09, repurchase price $64,000,373, collateralized by Federal Home Loan Bank Notes and Federal Home Loan Mortgage Corporation Notes, 1.450% to 3.500%, due 11/03/09 to 09/10/10, total market value $65,285,042)	64,000	64,000

UBS Securities

0.210% (dated 08/31/09, due 09/01/09, repurchase price $22,000,128, collateralized by Federal National Mortgage Association Variable Rate Notes, 5.738% to 6.165%, due 11/01/14 to 09/01/35, total market value $22,440,246)	22,000	22,000

Total Repurchase Agreements (Cost $329,000)		329,000

TOTAL INVESTMENTS — 100.3% (Cost $2,340,902)*		2,340,902

Other Assets & Liabilities — (0.3)%		(7,515)

TOTAL NET ASSETS — 100.0%		$2,333,387

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $90,004 and represents 3.9% of net assets as of August 31, 2009.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $55,000 and represents 2.4% of net assets as of August 31, 2009.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on

August 31, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$40,356	$—
Level 2 - Other Significant Observable Inputs
Certificates of Deposit	249,148	—
Commerical Paper	567,096	—
Corporate Bonds	124,997	—
Funding Agreements	55,000	—
Municipal Securities	40,000	—
Repurchase Agreements	329,000	—
U.S. Government Agency Obligations	915,326	—
U.S. Treasury Obligations	19,979	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$2,340,902	$—

See Notes to Schedules of Investments.

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 95.1%
Ohio — 95.1%
Allen County Healthcare Facilities, Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.280%, 02/01/18	$1,815	$1,815
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN)
0.130%, 10/01/31	8,100	8,100
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Wachovia Bank) (VRDN)
0.130%, 10/01/31	6,380	6,380
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series E (LOC - Wachovia Bank) (VRDN)
0.290%, 10/01/31	15,000	15,000
Butler County Healthcare Facilities, Lifesphere Project (RB) (LOC - U.S. Bank) (VRDN)
0.220%, 05/01/27	4,510	4,510
Butler County Port Authority, Great Miami Valley YMCA Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.270%, 09/01/37	3,074	3,074
Cleveland Heights (BAN) (GO)
2.500%, 09/30/09	905	906
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (VRDN)
0.250%, 10/01/40	7,900	7,900
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Housing Corporation Project (RB) (LOC - U.S. Bank) (VRDN)
0.210%, 06/01/39	3,000	3,000
Columbus (GO) Series 1 (VRDN)
0.150%, 06/01/16	500	500
0.150%, 12/01/17	6,525	6,525
Columbus (RB) Series B (VRDN)
0.150%, 06/01/32	6,535	6,535
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.150%, 12/01/26	4,700	4,700
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC - Bank One) (VRDN)
0.820%, 04/01/16	1,005	1,005
Cuyahoga County, Cleveland Clinic Health System Obligated Group (RB) Sub-Series B1 (VRDN)
0.120%, 01/01/39	1,860	1,860
Cuyahoga Falls (GO)
2.750%, 12/09/09	4,100	4,114
Deerfield Township (BAN) (GO)
2.150%, 11/17/09	4,000	4,000
Erie County (TIN) (GO)
3.125%, 11/12/09	800	800
Fairborn Ohio Tax Increment (BAN) (RN) (LOC - U.S. Bank)
3.300%, 09/10/09	1,600	1,600
Fairfield Township (BAN) (GO)
2.250%, 10/30/09	1,000	1,001
3.500%, 10/30/09	1,670	1,671
1.500%, 08/27/10	1,900	1,909
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC - LaSalle Bank) (VRDN)
0.280%, 11/01/34	3,100	3,100
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (VRDN)
0.150%, 06/01/16	5,500	5,500
Franklin County Hospital, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.150%, 11/01/40	10,800	10,800
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN)
0.320%, 11/01/14	1,755	1,755
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.270%, 11/01/35	1,300	1,300
Gates Mills (BAN) (GO)
2.000%, 05/20/10	1,150	1,156
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN)
0.300%, 05/15/28	6,895	6,895
Hudson City (BAN) (GO)
3.100%, 10/06/09	3,025	3,027
Kent (BAN) (GO)
3.750%, 10/15/09	1,000	1,001
Kent State University, General Receipts (RB) Series B (LOC - Bank of America) (VRDN)
0.250%, 05/01/32	10,000	10,000
Lake County (BAN) (GO)
2.000%, 04/08/10	1,000	1,003
1.500%, 07/08/10	1,900	1,913
Lancaster (BAN) (GO)
3.500%, 10/15/09	1,800	1,801
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
0.550%, 12/01/10	605	605
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.270%, 06/01/33	1,850	1,850
0.270%, 04/01/37	16,600	16,600
Logan County (BAN) (GO)
2.625%, 11/12/09	1,900	1,903
3.250%, 11/12/09	1,400	1,402
Marysville (BAN) (GO)
2.750%, 03/04/10	1,200	1,204
Mason (BAN) (GO)
1.500%, 03/11/10	1,620	1,626
1.500%, 07/28/10	1,150	1,158
Mayfield (BAN) (GO)
1.800%, 09/09/09	3,700	3,701
Montgomery County, Catholic Health Initiatives Project (RB) Series B (VRDN)
0.320%, 12/01/25	1,600	1,600
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
0.180%, 03/01/27	4,100	4,100

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
0.290%, 03/01/27	$850	$850
0.150%, 04/01/37	9,470	9,470
Ohio State (GO) Series A (VRDN)
0.150%, 03/15/25	2,265	2,265
Ohio State (GO) Series B (VRDN)
0.150%, 08/01/21	6,400	6,400
0.150%, 03/15/25	2,225	2,225
0.180%, 06/15/26	3,675	3,675
Ohio State (GO) Series C (VRDN)
0.230%, 06/15/26	2,165	2,165
Ohio State Economic Development Authority, YMCA Greater Cincinnati Project (RB) (LOC - Bank One) (VRDN)
0.270%, 11/01/21	650	650
Ohio State Higher Educational Facility Commission (TECP)
0.400%, 10/08/09	3,000	3,000
Ohio State Higher Educational Facility Commission (TECP) Series B-5 (VRDO)
0.430%, 01/13/10	15,000	15,000
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (VRDN)
0.190%, 10/01/31	1,700	1,700
0.190%, 10/01/31	12,150	12,150
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-1 (LOC - Bank of America) (VRDN)
0.150%, 12/01/44	1,000	1,000
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - Bank of America) (VRDN)
0.130%, 12/01/44	12,800	12,800
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (LOC - Northern Trust Company) (VRDN)
0.130%, 11/01/35	3,000	3,000
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) Series K (VRDN)
0.160%, 08/01/33	2,000	2,000
Ohio State Higher Educational Facility Commission, Marietta College Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.280%, 12/01/32	5,635	5,635
Ohio State Higher Educational Facility Commission, Oberlin College 2006 Project (RB) (VRDN)
0.210%, 10/01/35	12,370	12,370
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB) Series A (VRDN)
0.210%, 10/01/29	2,170	2,170
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB) (VRDN)
0.210%, 10/01/48	4,210	4,210
Ohio State Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.190%, 05/01/42	4,500	4,500
Ohio State Infrastructure (GO) Series A (VRDN)
0.250%, 02/01/23	3,100	3,100
Ohio State Pollution Control, Sohio Air Project (RB) (VRDN)
0.130%, 05/01/22	4,700	4,700
Ohio State Pollution Control, Sohio Water Project (RB) (VRDN)
0.200%, 05/01/22	1,100	1,100
Ohio State University (RB) (VRDN)
0.160%, 12/01/31	6,900	6,900
Ohio State University (TECP) Series 03-C (VRDO)
0.350%, 09/09/09	13,000	13,000
Ohio State University General Receipts (RB) (VRDN)
0.200%, 12/01/17	200	200
Ohio State Water Development Authority, FirstEnergy Generation (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.130%, 05/15/19	6,250	6,250
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
0.250%, 01/01/34	20,815	20,815
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN)
0.320%, 11/01/25	2,000	2,000
Ohio State Water Development Authority (BAN) (RN)
4.000%, 10/01/09	7,000	7,009
Perrysburg (BAN) (GO)
3.500%, 11/05/09	2,200	2,201
3.625%, 11/05/09	1,450	1,451
1.500%, 08/05/10	2,569	2,577
Port of Greater Cincinnati Development Authority, Sycamore Township Kenwood Central Public Parking Project (RB) Series A (LOC - LaSalle Bank) (VRDN)
0.280%, 02/01/39	2,315	2,315
Salem Hospital Revenue Authority, Salem Community Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.270%, 09/01/35	6,265	6,265
Symmes Township (BAN) (GO)
2.500%, 12/22/09	4,500	4,519
Toledo City Services (SAN) (LOC - State Street Bank & Trust) (VRDN)
0.280%, 12/01/09	11,500	11,500
0.280%, 12/01/10	5,000	5,000
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
0.280%, 05/15/38	5,000	5,000

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Trenton (BAN) (GO)
2.000%, 03/11/10	$2,385	$2,385
Union County (BAN) (GO)
2.375%, 12/09/09	1,000	1,001
Vandalia (BAN) (GO)
1.750%, 08/19/10	4,580	4,580
Warren County Healthcare Facilities, Otterbein Homes Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.210%, 07/01/21	7,700	7,700
Warren County Healthcare Facilities, Otterbein Homes Project (RB) (LOC - U.S. Bank) (VRDN)
0.270%, 07/01/31	6,135	6,135
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Scotiabank) (VRDN)
0.520%, 09/01/15	5,190	5,190
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC - Bank of America) (VRDN)
0.390%, 03/01/15	1,670	1,670
Westerville (BAN) (GO)
2.500%, 12/17/09	2,233	2,238

Total Municipal Securities (Cost $415,941)		415,941

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.6%
BlackRock Ohio Municipal Money Market Fund† (Cost $20,013)	20,012,881	20,013

TOTAL INVESTMENTS — 99.7% (Cost $435,954)*		435,954

Other Assets & Liabilities — 0.3%		1,467

TOTAL NET ASSETS — 100.0%		$437,421

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

BAN — Bond Anticipation Note

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

SAN — Special Assessment Note

TECP — Tax Exempt Commercial Paper

TIN — Tax Increment Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$20,013	$—
Level 2 - Other Significant Observable Inputs
Municipal Securities	415,941	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$435,954	$—

See Notes to Schedules of Investments.

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.7%
Pennsylvania — 100.7%
Allegheny County (GO) Series C-58A (LOC - JPMorgan Chase Bank) (VRDN)
0.220%, 11/01/16	$900	$900
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) Series A (VRDN)
0.150%, 12/01/37	2,300	2,300
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
0.150%, 12/01/33	2,700	2,700
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
0.220%, 03/01/18	1,885	1,885
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B3 (LOC - Bank One) (VRDN)
0.220%, 03/01/18	2,050	2,050
Allegheny County Hospital Development Authority, UPMC Presbyterian Shadyside (RB) Series A (LOC - Bank of New York) (VRDN)
0.230%, 03/01/20	6,000	6,000
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
0.350%, 12/01/20	6,350	6,350
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.150%, 04/01/41	8,745	8,745
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.320%, 04/01/35	6,300	6,300
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.270%, 01/01/35	4,350	4,350
0.130%, 01/01/35	1,000	1,000
Chester County Industrial Development Authority, Delaware Valley Friends School (RB) (LOC - Wachovia Bank) (VRDN)
0.480%, 04/01/17	1,665	1,665
Commonwealth of Pennsylvania (GO)
5.000%, 01/15/10	1,490	1,514
Cumberland County Municipal Authority, LSN/ TLS Obligated Group Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
0.330%, 01/01/33	1,605	1,605
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
0.130%, 10/01/19	550	550
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.260%, 12/01/31	1,750	1,750
0.260%, 12/01/31	2,900	2,900
0.260%, 12/01/31	1,195	1,195
0.260%, 12/01/31	1,800	1,800
Emmaus General Authority (RB) Sub-Series B-24 (LOC - U.S. Bank) (VRDN)
0.300%, 03/01/24	2,400	2,400
Emmaus General Authority (RB) Sub-Series F-22 (LOC - U.S. Bank) (VRDN)
0.300%, 03/01/24	1,300	1,300
Emmaus General Authority (RB) Sub-Series G-18 (LOC - U.S. Bank) (VRDN)
0.300%, 03/01/24	500	500
Erie County Housing Authority, Saint Mary’s Home of Erie Project (RB) Series B (LOC - Bank of America) (VRDN)
0.330%, 07/01/38	1,930	1,930
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
0.130%, 06/01/39	900	900
Governor Mifflin School District (GO)
1.250%, 05/15/10	2,000	2,008
Haverford Township School District (GO) (LOC - TD Bank) (VRDN)
0.300%, 03/01/30	2,250	2,250
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.200%, 07/01/34	465	465
Lebanon County Health Facilities Authority, United Church of Christ Homes (RB) (LOC - Wachovia Bank) (VRDN)
0.480%, 12/01/22	2,945	2,945
Lower Merion School District (GO) Series B (LOC - U.S. Bank) (VRDN)
0.200%, 04/01/27	7,300	7,300
Montgomery County Industrial Development Authority (TECP) Series 94-A (VRDO)
0.500%, 11/04/09	7,000	7,000
0.430%, 02/04/10	6,000	6,000
Montgomery County Industrial Development Authority (TECP) Series 96-A (VRDO)
0.440%, 11/05/09	3,000	3,000
Montgomery County Industrial Development Authority, Friends Central School Project (RB) (LOC - Wachovia Bank) (VRDN)
0.330%, 03/01/32	3,650	3,650
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College (RB) (VRDN)
0.750%, 12/01/39	5,000	5,000
Pennsylvania Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series A (VRDN)
0.180%, 11/01/25	900	900

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Pennsylvania Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series C (VRDN)
0.180%, 11/01/29	$700	$700
Pennsylvania Higher Educational Facilities Authority, Holy Family University Project (RB) (LOC - TD Bank) (VRDN)
0.300%, 08/01/38	2,000	2,000
Pennsylvania State University (RB) Series A (VRDN)
0.380%, 03/01/32	4,870	4,870
Pennsylvania Turnpike Commission (RB) Series B-1 (LOC - Bank of America) (VRDN)
0.300%, 12/01/38	9,675	9,675
Pennsylvania Turnpike Commission (RB) Series B-5 (LOC - Bank of America) (VRDN)
0.300%, 12/01/38	3,200	3,200
Pennsylvania Turnpike Commission (RB) Series U (VRDN)
0.550%, 12/01/19	11,200	11,200
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.270%, 06/01/32	2,300	2,300
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
0.270%, 11/01/31	5,400	5,400
Philadelphia Authority for Industrial Development, Pennsylvania Academy of the Fine Arts Project (RB) (LOC - Wachovia Bank) (VRDN)
0.330%, 07/01/34	2,500	2,500
Philadelphia Hospitals & Higher Education Facilities Authority, Wills Eye Hospital Project (RB) (LOC - Chase Manhattan Bank) (VRDN)
0.270%, 11/01/30	3,885	3,885
South Eastern School District (GO)
2.000%, 03/01/10	915	920
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series B (VRDN)
0.210%, 03/01/32	3,000	3,000
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC - Wachovia Bank) (VRDN)
0.330%, 12/01/26	2,640	2,640
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.270%, 06/01/27	1,510	1,510

Total Municipal Securities (Cost $156,907)		156,907

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.1%
BlackRock Pennsylvania Municipal Money Market Portfolio† (Cost $150)	149,810	150

TOTAL INVESTMENTS — 100.8% (Cost $157,057)*		157,057

Other Assets & Liabilities — (0.8)%		(1,248)

TOTAL NET ASSETS — 100.0%		$155,809

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$150	$—
Level 2 - Other Significant Observable Inputs
Municipal Securities	156,907	—
Level 3 - Significant Unobservable Inputs	—	—

Totals	$157,057	$—

See Notes to Schedules of Investments.

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.3%
Alaska — 1.7%
Valdez Marine Terminal, Exxon Pipeline Project (RB) Series A (VRDN)
0.070%, 12/01/33	$15,100	$15,100

Arizona — 0.7%
Phoenix Industrial Development Authority, Pilgrim Rest Foundation Project (RB) Series 2005A (LOC - JPMorgan Chase Bank) (VRDN)
0.320%, 10/01/30	5,825	5,825

Colorado — 2.6%
Aurora, Children’s Hospital Association (RB) Series C (LOC - Wells Fargo Bank) (VRDN)
0.260%, 12/01/33	1,000	1,000
City of Colorado Springs, Colorado College Project (RB) Series 2006 (VRDN)
0.140%, 06/01/29	1,255	1,255
Colorado Educational & Cultural Facilities Authority, National Jewish Federation (RB) Series A10 (LOC - Bank of America) (VRDN)
0.140%, 09/01/37	1,300	1,300
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Building (RB) Series PG-C-7 (LOC - U.S. Bank) (VRDN)
0.180%, 03/01/39	5,050	5,050
Southern Ute Indian Tribe of Southern Ute Indian Reservation (RB) (VRDN)
0.150%, 11/01/31	14,300	14,300

		22,905

Connecticut — 3.8%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series U2 (VRDN)
0.150%, 07/01/33	14,620	14,620
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN)
0.150%, 07/01/37	19,000	19,000

		33,620

Delaware — 0.5%
Delaware State Economic Development Authority, Winterthur Museum Project (RB) (LOC - Wachovia Bank) (VRDN)
0.530%, 09/01/12	4,250	4,250

District of Columbia — 0.7%
District of Columbia, Family and Child Services (RB) (LOC - Bank of America) (VRDN)
0.330%, 07/01/41	2,875	2,875
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
0.330%, 07/01/31	3,390	3,390

		6,265

Florida — 0.9%
Palm Beach County Economic Development Refunding and Improvement, YMCA Project (RB) (LOC - Wachovia Bank) (VRDN)
0.330%, 11/01/28	8,290	8,290

Georgia — 1.1%
Fulton County Development Authority, Atlanta Jewish Federation (RB) (LOC - Wachovia Bank) (VRDN)
0.480%, 08/01/21	3,040	3,040
Georgia State (GO) Series H-3 (VRDN)
0.280%, 12/01/26	2,842	2,842
Richmond County Development Authority, St. Mary on the Hill Catholic School and Aquinas High School Project (RB) (LOC - Wachovia Bank) (VRDN)
0.480%, 09/01/20	4,300	4,300

		10,182

Illinois — 8.6%
Bloomington (GO) (VRDN)
0.420%, 06/01/24	11,650	11,650
Illinois Educational Facilities Authority, Field Museum of Natural History (RB) (LOC - Bank One) (VRDN)
0.270%, 11/01/34	1,000	1,000
Illinois Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
0.320%, 08/01/33	6,100	6,100
Illinois Finance Authority, Chicago Historical Society (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.220%, 01/01/36	3,500	3,500
Illinois Finance Authority, Chicago Symphony Orchestra (RB) (LOC - Northern Trust Company) (VRDN)
0.260%, 12/01/28	8,200	8,200
Illinois Finance Authority, Dominican University Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.320%, 03/01/36	6,945	6,945
Illinois Finance Authority, Elim Christian Services Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.320%, 12/01/37	15,000	15,000
Illinois Finance Authority, Gift of Hope Organ & Tissue Donor Network Project (RB) Series 2008 (LOC - JPMorgan Chase Bank) (VRDN)
0.620%, 05/01/38	7,700	7,700
Illinois Finance Authority, Northwest Community Hospital (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.250%, 07/01/32	3,400	3,400
Illinois Health Facilities Authority (RB) Series C (LOC - JPMorgan Chase Bank) (VRDN)
0.320%, 08/01/15	9,550	9,550
Illinois International Port District (RB) (LOC - LaSalle Bank) (VRDN)
0.340%, 01/01/23	1,150	1,150

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Illinois — continued
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
0.320%, 06/01/30	$1,800	$1,800

		75,995

Indiana — 4.3%
Indiana Development Finance Authority, Children’s Museum of Indianapolis Project (RB) (VRDN)
0.320%, 07/01/33	1,250	1,250
Indiana Development Finance Authority, Indiana Historical Society Project (RB) (LOC - Bank One Indiana) (VRDN)
0.320%, 08/01/31	1,000	1,000
Indiana Development Finance Authority, Indianapolis Museum of Art Project (RB) (LOC - Bank One Indiana) (VRDN)
0.320%, 02/01/36	600	600
Indiana Development Finance Authority, Indianapolis Museum of Art Project (RB) (LOC - Bank One) (VRDN)
0.320%, 02/01/37	1,000	1,000
Indiana Finance Authority Economic Development, Campagna Academy Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.320%, 06/01/42	8,600	8,600
Indiana Finance Authority Economic Development, Goodwill Industries of Central Indiana Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.320%, 12/01/36	10,800	10,800
Indiana Finance Authority, Trinity Health Credit Group (RB) Series D-2 (VRDN)
0.180%, 12/01/34	4,800	4,800
Indiana Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
0.820%, 04/01/20	1,550	1,550
Mount Vernon Pollution Control and Solid Waste Disposal, General Electric Company Project (RB) Series 2004 (VRDN)
0.110%, 12/01/14	6,500	6,500
Purdue University (RB) Series S (VRDN)
0.200%, 07/01/26	2,375	2,375

		38,475

Iowa — 0.3%
Iowa Finance Authority, Drake University Project (RB) Series 2008 (LOC - Wells Fargo Bank) (VRDN)
0.200%, 04/01/31	2,600	2,600

Kansas — 0.3%
Newton Economic Development Authority, Newton Surgery Center Project (RB) Series A (LOC - Bank of America) (VRDN)
0.330%, 10/01/22	3,100	3,100

Kentucky — 2.3%
Christian County Association of Leasing Trust (RB) Series A (LOC - U.S. Bank) (VRDN)
0.130%, 04/01/37	2,000	2,000
Kentucky Economic Development Finance Authority, Baptist Healthcare System (RB) Series B-1 (LOC- JPMorgan Chase Bank) (VRDN)
0.110%, 08/15/38	3,700	3,700
Kentucky Economic Development Finance Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.150%, 05/01/34	10,000	10,000
Shelby County (RB) Series A (LOC - U.S. Bank) (VRDN)
0.130%, 09/01/34	4,900	4,900

		20,600

Louisiana — 0.6%
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC - Bayerische Landesbank) (VRDN)
0.300%, 07/01/18	5,000	5,000

Maryland — 3.1%
Baltimore Industrial Development Authority, Capital Acquisition Program (RB) (LOC - Bayerische Landesbank) (VRDN)
0.420%, 08/01/16	14,790	14,790
Maryland Economic Development, Howard Hughes Medical Institute (RB) Series A (VRDN)
0.200%, 02/15/43	3,000	3,000
Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University (RB) Series A (VRDN)
0.130%, 07/01/36	9,285	9,285

		27,075

Massachusettes — 1.6%
Massachusetts Health & Educational Facilities Authority, Essex Museum (RB) (LOC - Bank of America) (VRDN)
0.300%, 07/01/33	14,225	14,225

Michigan — 4.8%
Michigan State University (RB) (VRDN)
0.170%, 02/15/34	10,575	10,575
Michigan Strategic Fund, YMCA of Metropolitan Detroit Project (RB) (LOC - Bank One) (VRDN)
0.390%, 11/01/33	2,005	2,005
University of Michigan (RB) Series A-2 (VRDN)
0.180%, 12/01/24	5,350	5,350
University of Michigan (RB) Series B (VRDN)
0.190%, 12/01/25	4,310	4,310
0.150%, 12/01/37	20,085	20,085

		42,325

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Minnesota — 2.4%
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Five-G (VRDN)
0.280%, 11/01/29	$2,265	$2,265
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Six-D (VRDN)
0.190%, 04/01/35	11,040	11,040
Minnesota, Prerefunded 06/01/10 @ 100 (GO)
5.625%, 06/01/10	7,415	7,781

		21,086

Missouri — 0.4%
Missouri State Health & Educational Facilities Authority, St. Louis University Project (RB) Series A-2 (LOC - Wells Fargo Bank) (VRDN)
0.150%, 10/01/35	1,100	1,100
St. Charles County Public Water Supply District No 2 (COP) Series A (LOC - Bank of America) (VRDN)
0.330%, 12/01/33	2,300	2,300

		3,400

Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN)
0.320%, 12/01/15	1,000	1,000

New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) (VRDN)
0.150%, 06/01/23	9,520	9,520

New York — 0.6%
New York City Capital Resource, Loan Enhanced Assistance Program (RB) Series A (LOC - Bank of America) (VRDN)
0.220%, 03/01/38	3,900	3,900
New York Power Authority, Prerefunded 01/01/10 @ 100 (RB)
7.000%, 01/01/18	1,000	1,038

		4,938

North Carolina — 4.7%
Guilford County Industrial Facilities and Pollution Control Financing Authority, YMCA of Greensboro Project (RB) (LOC - Branch Banking & Trust) (VRDN)
0.330%, 02/01/23	1,855	1,855
Mecklenburg County (GO) Series C (VRDN)
0.280%, 02/01/17	10,950	10,950
North Carolina Capital Facilities Finance Agency, Elon College (RB) Series A (LOC - Bank of America) (VRDN)
0.350%, 01/01/14	3,360	3,360
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN)
0.240%, 01/01/20	6,575	6,575
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
0.480%, 06/01/18	700	700
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.330%, 12/01/20	10,145	10,145
North Carolina Educational Facilities Finance Agency, Gardner-Webb University (RB) (LOC - Wachovia Bank) (VRDN)
0.330%, 07/01/17	1,000	1,000
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
0.330%, 09/01/21	1,200	1,200
University of North Carolina at Chapel Hill (RB) Series B (VRDN)
0.150%, 12/01/25	2,880	2,880
Wake County (GO) Series B (VRDN)
0.300%, 03/01/24	3,300	3,300

		41,965

Ohio — 25.6%
Amberley Village (BAN) (GO)
3.625%, 10/08/09	6,000	6,002
Avon Local School District (BAN) (GO)
2.500%, 01/07/10	2,500	2,509
Brecksville (BAN) (GO)
1.500%, 07/01/10	2,400	2,415
Canal Winchester Village (BAN) (GO)
2.000%, 05/13/10	2,000	2,007
Clark County (BAN) (GO)
2.000%, 06/09/10	1,175	1,183
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.150%, 12/01/26	7,120	7,120
Columbus Transportation Project (GO) Series 1
2.500%, 12/16/09	6,000	6,024
Cuyahoga County, Cleveland Clinic Health System Obligated Group (RB) Sub-Series B1 (VRDN)
0.120%, 01/01/39	3,000	3,000
Dublin City School District (BAN) (GO)
2.000%, 10/15/09	3,750	3,756
3.375%, 10/15/09	3,100	3,102
Fairfield Township (BAN) (GO)
1.750%, 06/09/10	4,000	4,023
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC - LaSalle Bank) (VRDN)
0.280%, 11/01/34	3,975	3,975
Franklin County Hospital, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.150%, 11/01/40	19,000	19,000
Green Township (BAN) (GO)
1.450%, 02/16/10	3,835	3,835
Hilliard School District (BAN) (GO)
1.500%, 12/15/09	3,500	3,508
Hunting Valley Village, Village Hall Construction Project (BAN) (GO)
1.500%, 06/24/10	3,550	3,567

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.270%, 04/01/37	$2,000	$2,000
Marion County (BAN) (GO)
2.000%, 04/27/10	2,375	2,383
Marysville (BAN) (GO)
2.750%, 01/22/10	1,745	1,749
Marysville (BAN) (RN) (LOC - Fifth Third Bank)
2.750%, 09/10/09	5,075	5,076
Mason City School District (BAN) (GO)
1.500%, 02/04/10	2,845	2,854
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
0.180%, 03/01/27	8,000	8,000
Ohio State (GO) Series B (VRDN)
0.250%, 08/01/17	7,105	7,105
0.150%, 08/01/21	9,100	9,100
0.150%, 03/15/25	10,075	10,075
Ohio State Building Authority, Juvenile Correctional Building Fund Project (RB) Series A
3.250%, 10/01/09	500	501
Ohio State Higher Educational Facility Commission (TECP) Series B-5 (VRDO)
0.430%, 01/13/10	5,000	5,000
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series A (VRDN)
0.190%, 10/01/31	9,175	9,175
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.120%, 01/01/43	4,125	4,125
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) Series K (VRDN)
0.160%, 08/01/33	4,000	4,000
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB) (VRDN)
0.210%, 10/01/48	6,590	6,590
Ohio State Higher Educational Facility Commission, Ohio Northern University 2008 Project (RB) Series A (LOC - JPMorgan Chase Bank) (VRDN)
0.230%, 05/01/33	16,300	16,300
Ohio State Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN)
0.190%, 05/01/15	7,260	7,260
Ohio State Higher Educational Facility Commission, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN)
0.190%, 11/01/30	3,600	3,600
Ohio State University (RB) (VRDN)
0.200%, 12/01/27	1,200	1,200
Ohio State University (RB) Series B (VRDN)
0.150%, 06/01/35	4,900	4,900
Ohio State University (TECP) Series 03-C (VRDO)
0.350%, 09/09/09	1,560	1,560
Orrville (BAN) (GO)
2.000%, 04/22/10	3,170	3,180
Pepper Pike (BAN) (GO)
1.000%, 10/14/09	2,000	2,001
Perrysburg (BAN) (GO)
1.500%, 12/17/09	5,205	5,212
Symmes Township (BAN) (GO)
2.500%, 12/22/09	4,500	4,507
Talawanda City School District (BAN) (GO)
1.500%, 01/27/10	10,000	10,028
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
0.280%, 05/15/38	1,600	1,600
University of Cincinnati (BAN) Series H (RN)
2.000%, 12/18/09	9,000	9,021
Warren County Healthcare Facilities, Otterbein Homes Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.210%, 07/01/21	3,240	3,240
Warren County Healthcare Facilities, Otterbein Homes Project (RB) (LOC - U.S. Bank) (VRDN)
0.270%, 07/01/31	390	390

		226,758

Oregon — 1.1%
Yamhill County, George Fox University Project (RB) Series A (LOC - Bank of America) (VRDN)
0.330%, 10/01/35	9,955	9,955

Pennsylvania — 8.4%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) Series A (VRDN)
0.150%, 12/01/37	1,500	1,500
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
0.150%, 12/01/33	1,325	1,325
Allegheny County Hospital Development Authority, UPMC Presbyterian Shadyside (RB) Series A (LOC - Bank of New York) (VRDN)
0.230%, 03/01/20	2,000	2,000
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.130%, 01/01/35	3,700	3,700
Cumberland County Municipal Authority, LSN/ TLS Obligated Group Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
0.330%, 01/01/33	1,500	1,500
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.260%, 12/01/31	1,000	1,000

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
0.260%, 12/01/31	$2,000	$2,000
0.260%, 12/01/31	4,540	4,540
0.260%, 12/01/31	2,610	2,610
0.260%, 12/01/31	3,060	3,060
0.260%, 12/01/31	3,170	3,170
Erie County Housing Authority, Saint Mary’s Home of Erie Project (RB) Series B (LOC - Bank of America) (VRDN)
0.330%, 07/01/38	870	870
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
0.130%, 06/01/39	4,100	4,100
Montgomery County Industrial Development Authority, Philadelphia Presbyterian Homes Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
0.280%, 07/01/15	800	800
Montgomery County Industrial Development Authority, The Shipley School (RB) (LOC - Wachovia Bank) (VRDN)
0.330%, 04/01/35	500	500
Pennsylvania Turnpike Commission (RB) Series A-1 (VRDN)
0.240%, 12/01/22	9,400	9,400
Pennsylvania Turnpike Commission (RB) Series B-1 (LOC - Bank of America) (VRDN)
0.300%, 12/01/38	2,000	2,000
Pennsylvania Turnpike Commission (RB) Series B-5 (LOC - Bank of America) (VRDN)
0.300%, 12/01/38	800	800
Pennsylvania Turnpike Commission (RB) Series U (VRDN)
0.550%, 12/01/19	9,300	9,300
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
0.270%, 11/01/31	100	100
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN)
0.120%, 02/15/14	3,415	3,415
0.120%, 07/01/22	5,895	5,895
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (VRDN)
0.120%, 07/01/25	1,675	1,675
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.160%, 05/01/44	700	700
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.150%, 07/01/34	8,715	8,715

		74,675

South Carolina — 0.5%
South Carolina Jobs-Economic Development Authority, Presbyterian Home of South Carolina Project (RB) (LOC- Wachovia Bank) (VRDN)
0.480%, 12/01/21	4,585	$4,585

Tennessee — 3.4%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.170%, 05/01/39	9,440	9,440
Clarksville Public Building Authority (RB) (LOC - Bank of America) (VRDN)
0.330%, 06/01/29	7,600	7,600
0.140%, 02/01/38	1,495	1,495
Montgomery County Public Building Authority, Tennessee County Loan Pool (RB) (LOC - Bank of America) (VRDN)
0.330%, 03/01/25	6,830	6,830
Shelby County (GO) Series C (VRDN)
0.550%, 12/01/31	5,150	5,150

		30,515

Texas — 4.5%
Birdville Independent School District (GO)
5.000%, 02/15/10	1,325	1,352
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
0.600%, 06/01/25	4,000	4,000
Houston Independent School District (GO) (PSF-GTD) (VRDN)
0.250%, 06/15/31	4,520	4,520
Red River Education Finance Corporation, Texas Christian University Project (RB) (VRDN)
0.150%, 03/01/30	7,700	7,700
0.200%, 03/15/35	20,000	20,000
San Antonio Education Facilities Corporation, Trinity University (RB) (VRDN)
0.180%, 06/01/33	2,500	2,500

		40,072

Virginia — 3.0%
Ashland Industrial Development Authority, YMCA of Greater Richmond Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
0.330%, 11/01/20	8,385	8,385
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series C (VRDN)
0.220%, 02/15/38	13,345	13,345
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.200%, 02/15/38	2,090	2,090
Louisa County Industrial Development Authority, University of Virginia Health Services Foundation (RB) (LOC - Wachovia Bank) (VRDN)
0.480%, 10/01/30	3,000	3,000

		26,820

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Washington — 1.8%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC - Wells Fargo Bank) (VRDN)
0.230%, 06/01/19	$11,100	$11,100
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
0.270%, 01/01/32	4,500	4,500

		15,600

Wisconsin — 2.4%
University of Wisconsin Hospitals & Clinics Authority (RB) Series A (LOC - U.S. Bank) (VRDN)
0.220%, 04/01/32	1,000	1,000
Wisconsin Health & Educational Facilities Authority, Grace Lutheran Foundation Project (RB) (LOC - U.S. Bank) (VRDN)
0.330%, 07/01/14	1,550	1,550
Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.320%, 12/01/36	16,600	16,600
Wisconsin Health & Educational Facilities Authority, Medical College of Wisconsin (RB) Series B (LOC - U.S. Bank) (VRDN)
0.240%, 12/01/33	2,000	2,000

		21,150

Wyoming — 0.4%
Carbon County Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
0.720%, 11/01/14	3,800	3,800

Total Municipal Securities (Cost $871,671)		871,671

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.0%
BlackRock Liquidity Funds MuniFund† (Cost $17,372)	17,371,517	17,372

TOTAL INVESTMENTS — 100.3% (Cost $889,043)*		889,043

Other Assets & Liabilities — (0.3)%		(2,570)

TOTAL NET ASSETS — 100.0%		$886,473

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

BAN — Bond Anticipation Note

COP — Certificate of Participation

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

PSF-GTD — Public School Fund - Guaranteed

RB — Revenue Bond

RN — Revenue Note

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on August 31, 2009, and the date shown is the final maturity date, not the next reset or put date.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$17,372	$—
Level 2 - Other Significant
Observable Inputs
Municipal Securities	871,671	—
Level 3 - Significant
Unobservable Inputs	—	—

Totals	$889,043	$—

See Notes to Schedules of Investments.

Allegiant Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 95.7%
U.S. Treasury Bills† — 95.7%
0.130%, 09/03/09	$10,000	$10,000
0.150%, 09/03/09	6,000	6,000
0.152%, 09/03/09	7,000	7,000
0.105%, 09/10/09	10,000	10,000
0.170%, 09/10/09	10,000	10,000
0.132%, 09/15/09	10,000	9,999
0.100%, 09/17/09	25,000	24,999
0.140%, 09/17/09	30,000	29,998
0.176%, 09/17/09	5,000	5,000
0.114%, 09/24/09	19,000	18,999
0.160%, 09/24/09	10,000	9,999
0.180%, 09/24/09	10,000	9,999
0.190%, 10/01/09	3,000	2,999
0.305%, 10/01/09	5,000	4,999
0.350%, 10/01/09	4,000	3,999
0.170%, 10/08/09	10,000	9,998
0.178%, 10/08/09	7,000	6,999
0.370%, 10/08/09	10,000	9,996
0.157%, 10/15/09	10,000	9,998
0.174%, 10/15/09	10,000	9,998
0.183%, 10/15/09	3,000	2,999
0.350%, 10/15/09	7,000	6,997
0.158%, 10/22/09	4,000	3,999
0.170%, 10/22/09	5,000	4,999
0.230%, 10/22/09	5,000	4,998
0.235%, 10/22/09	4,000	3,999
0.240%, 10/22/09	10,000	9,997
0.180%, 10/29/09	16,000	15,995
0.185%, 10/29/09	10,000	9,997
0.180%, 11/05/09	5,000	4,998
0.303%, 11/05/09	5,000	4,997
0.133%, 11/12/09	10,000	9,997
0.170%, 11/12/09	10,000	9,997
0.136%, 11/19/09	10,000	9,997
0.160%, 11/19/09	10,000	9,996
0.145%, 11/27/09	15,000	14,995
0.210%, 11/27/09	10,000	9,995
0.240%, 12/17/09	6,000	5,996
0.272%, 12/17/09	4,000	3,997
0.368%, 12/17/09	5,000	4,994
0.375%, 12/17/09	20,000	19,978
0.205%, 12/31/09	10,000	9,993
0.240%, 01/14/10	3,000	2,997
0.267%, 01/14/10	6,000	5,994
0.268%, 01/14/10	5,000	4,995
0.250%, 01/28/10	3,000	2,997
0.234%, 02/11/10	5,000	4,995
0.297%, 05/06/10	4,000	3,992

Total U.S. Treasury Obligations (Cost $420,859)		420,859

	Number of Shares
MONEY MARKET FUND — 2.2%
Federated U.S. Treasury Cash Reserve Money Market Fund (Cost $9,899)	9,899,018	9,899

AFFILIATED MONEY MARKET FUND — 2.3%
BlackRock Treasury Trust Fund†† (Cost $10,000)	10,000,000	10,000

TOTAL INVESTMENTS — 100.2% (Cost $440,758)*		440,758

Other Assets & Liabilities — (0.2)%		(1,053)

TOTAL NET ASSETS — 100.0%		$439,705

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

The market value table below illustrates the valuation hierarchy of the Fund’s securities as of August 31, 2009. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to Note 1 in Notes to Schedules of Investments.

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices
Affiliated Money Market Fund	$10,000	$—
Money Market Fund	9,899	—
Level 2 - Other Significant
Observable Inputs
U.S. Treasury Obligations	420,859	—
Level 3 - Significant
Unobservable Inputs	—	—

Totals	$440,758	$—

See Notes to Schedules of Investments.

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2009 (Unaudited)

1. Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the bid prices. The Funds, under supervision of the Board of Trustees, reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board of Trustees has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Non-mutual fund short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the New York Stock Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the New York Stock Exchange) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2009 (Unaudited)

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Certain foreign common stocks may utilize adjusted closing prices through an independent pricing service and, as such, would be classified under Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2009 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis.

Derivative Financial Instruments

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

Forward currency contracts are primarily used to hedge currency risk. In such cases, a Fund will typically enter into a contract to protect against foreign currency variations in approximation to the amount of securities denominated in such a foreign currency. Furthermore, such contracts may be entered into in anticipation of hedging against the effect of currency fluctuations when a foreign denominated security is purchased or sold, such as in the case of an anticipated security sale that would result in the receipt of a foreign currency at an anticipated future date which must then be exchanged for U.S. dollars. Alternatively, a Fund may also use foreign currency forwards to gain un-hedged exposure to various currencies and help to expand investment opportunities for diversification of portfolios, thus enabling a Fund to take advantage of a particular global monetary/fiscal policy view in a liquid manner. Details of forward foreign currency contracts open at period end are included in the respective Fund’s Statements of Net Assets and are reflective of typical volume and level exposure of such securities. As of August 31, 2009, there were no open forward foreign currency contracts in the Funds.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Schedules of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open August 31, 2009 are included in the respective Fund’s Schedule of Investments and are reflective of typical volume and level exposure to such securities.

2. Affiliated Holdings

Affiliated Domestic Common Stock

The common stock of The PNC Financial Services Group, Inc. (“PNC”), the indirect parent company of the Adviser, is included in the S&P 500 Index. Like the other stocks in the S&P 500 Index, the S&P 500 Index Fund will invest in the common stock of PNC in approximately the same proportion as the percentage PNC common stock represents in the S&P 500 Index.

Affiliated Money Market Funds

Pursuant to SEC rules, the Money Market Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the Money Market Funds offered by the Trust, the Allegiant Advantage Fund, a separate investment company affiliated with the Trust, the Institutional Money Market Trust and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds.

The PNC Financial Services Group, Inc. (“PNC Group”) owns a minority interest in BlackRock, Inc. As a result of the merger of NCC and PNC Group on December 31, 2008, the BlackRock Funds are considered affiliates of the Adviser.

The total net purchases and sales of affiliated holdings for the period ended August 31, 2009 are shown in the tables below.

	Allegiant Advantage Institutional Money Market Fund (000)	Allegiant Money Market Fund (000)	BlackRock Liquidity Fund (000)	Institutional Money Market Trust (000)
Balanced Allocation Fund	$6,602	$—	$(1,753)	$221
International Equity Fund	(1,920)	—	—	(9,126)
Large Cap Core Equity Fund	(28,707)	—	(2,528)	—
Large Cap Growth Fund	(15,376)	—	(1,912)	—
Large Cap Value Fund	(41,577)	—	(5,678)	—
Mid Cap Value Fund	(10,047)	—	(3,030)	—
Multi-Factor Small Cap Core Fund	1,584	—	(256)	—
Multi-Factor Small Cap Growth Fund	4,921	237	(107)	—
Multi-Factor Small Cap Value Fund	(2,600)	—	(897)	—
S&P 500® Index Fund	(9,338)	—	(1,714)	—
Small Cap Core Fund	(4,960)	—	(3,269)	—

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2009 (Unaudited)

	Allegiant Advantage Institutional Money Market Fund (000)	Allegiant Money Market Funds (000)	BlackRock Liquidity Fund (000)

Bond Fund	$(7,807)	$—	$(2,303)
Government Mortgage Fund	(519)	—	—
High Yield Bond Fund	(87)	19	(98)
Intermediate Bond Fund	281	—	(6,005)
Limited Maturity Bond Fund	628	—	(1,830)
Total Return Advantage Fund	9,582	—	(1,700)
Ultra Short Bond Fund	11,329	—	(1,381)
Intermediate Tax Exempt Bond Fund	—	(245)	—
Ohio Intermediate Tax Exempt Bond Fund	—	1,270	—
Pennsylvania Intermediate Municipal Bond Fund	—	(1,418)	—

	Allegiant Advantage Institutional Money Market Fund (000)	BlackRock Liquidity Funds MuniFund (000)	BlackRock Ohio Municipal Money Market Fund (000)	BlackRock Pennsylvania Municipal Money Market Portfolio (000)	BlackRock Treasury Trust Fund (000)

Money Market Fund	$(7,246)	$—	$—	$—	$—
Ohio Municipal Money Market Fund	—	—	7,432	—	—
Pennsylvania Tax Exempt Money Market Fund	—	—	—	(3,851)	—
Tax Exempt Money Market Fund	—	(22,499)	—	—	—
Treasury Money Market Fund	—	—	—	—	(30,000)

3. U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

The Board of Trustees of the Allegiant Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.030% for the period December 19, 2008 through September 18, 2009, respectively, based on the net asset value of the Fund as of September 19, 2008. Each Fund bore the expense of its participation in the Program without regard to any expense limitation in effect for the Funds.

4. Allegiant Treasury Money Market Fund

The AllegiantTreasury Money Market Fund (the “Fund”), which ceased accepting additional investments except from established shareholders on December 1, 2008, resumed accepting investments from new shareholders as of October 1, 2009.

5. Investment Adviser Transaction

On September 29, 2009, Allegiant Asset Management Company (“Allegiant”), the former investment adviser to the Trust, merged with PNC Capital Advisors, Inc. (“PNC Capital”), its affiliate, to form PNC Capital Advisors, LLC (the “Adviser” or the “New Adviser”). Allegiant became an affiliate of PNC Capital upon the acquisition of its parent company, National City Corporation, by The PNC Financial Services Group, Inc. (“PNC”) on December 31, 2008. PNC subsequently determined to consolidate the institutional and mutual fund investment advisory operations of Allegiant with PNC Capital to form the New Adviser. The Merger resulted in a “change of management” because the portfolio management teams, principal executive officers and directors of the New Adviser will differ in part from the portfolio management teams, principal executive officers and directors of Allegiant. Consequently, the change in management may be considered an assignment and termination of the Funds’ advisory agreement with Allegiant. Under Rule 2a-6 of the Investment Company Act of 1940 (“1940 Act”) a transaction that results in a change of actual control or management is an assignment. Section 15(a)(4) of the 1940 Act requires the automatic termination of an advisory contract when it is assigned. Shareholders of each Fund, voting separately, are required to vote to approve each Fund’s new advisory contract with the New Adviser so that each Fund may continue to receive advisory services (the “New Advisory Agreement”). The New Advisory Agreement will be submitted to the Trust’s shareholders under a Proxy Statement for approval in the fourth quarter of 2009.

6. Change in Independent Registered Public Accountant

Effective April 2, 2009, the Trustees of the Trust, upon recommendation of the Board’s audit committee, approved a change in the Funds’ independent registered public accounting firm from Ernst & Young LLP (“E&Y”) to Deloitte & Touche LLP following the voluntary resignation of E&Y as a result of independence conflicts that arose following the merger of National City Corporation into the PNC Group. For the years ended May 31, 2008 and May 31, 2007, E&Y’s audit reports contained no adverse opinion or disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope, or accounting principles.

7. Sub-Advisor Addition to International Equity Fund

The Funds’ Board approved a new sub-adviser, GEAM, to manage a portion of the Allegiant International Equity Fund effective September 30, 2009.

8. New Share Class

Effective October 1, 2009, the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds began offering T Class Shares.

9. Fund Reorganization

Pending the approval by the shareholders of the PNC Funds, Inc. (“PNC Funds”), the Allegiant Funds have entered into an Agreement and Plan of reorganization (“Reorganization”) with the PNC Funds whereby the portfolios of PNC Funds will be merged into the Allegiant Funds.

Eight of the PNC Funds are proposed to be reorganized into existing Allegiant Funds, each of which has investment policies and objectives that are, in general, similar to those of the corresponding PNC Fund. Two of the PNC Funds are proposed to be reorganized into newly organized shell Allegiant Funds (the “Shell Funds”) that have been specifically created for the purpose of the Reorganization. Each of these Shell Funds will continue the investment policies and objectives of the PNC Fund being reorganized into it.

Acquiring Allegiant Fund	Acquired Company Fund
Allegiant International Equity Fund	PNC International Equity Fund
Allegiant Small Cap Core Fund	PNC Capital Opportunities Fund
Allegiant Limited Maturity Bond Fund	PNC Limited Maturity Bond Fund
Allegiant Total Return Advantage Fund	PNC Total Return Bond Fund*
Allegiant Maryland Tax Exempt Bond Fund	PNC National Tax-Exempt Bond Fund*
Allegiant Government Money Market Fund	PNC Government Money Market Fund
Allegiant Money Market Fund	PNC Prime Money Market Fund
Allegiant Tax Exempt Money Market Fund	PNC Tax-Exempt Money Market Fund

*	The PNC Fund will be the financial accounting survivor if the Reorganization is approved.

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2009 (Unaudited)

Shell Allegiant Fund	Acquired Company Fund
Allegiant Maryland Tax Exempt Bond Fund	PNC Maryland Tax-Exempt Bond Fund
Allegiant Tax Exempt Limited Maturity Bond	PNC Tax-Exempt Limited Maturity Bond Fund

10. Subsequent Events

Subsequent events have been evaluated through October 27, 2009, the date that the schedules of investments were available to be issued. All subsequent events determined to be relevant and material to the schedules of investments have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Funds

By (Signature and Title)*	/s/ John F. Durkott
John F. Durkott, President & Chief Executive Officer
(principal executive officer)

Date	October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John F. Durkott
John F. Durkott, President & Chief Executive Officer
(principal executive officer)

Date	October 27, 2009

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date	October 27, 2009

*	Print the name and title of each signing officer under his or her signature.